UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22883

ARK ETF Trust

(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

200 Central Avenue, Suite 220
St. Petersburg, FL 33701

(Address of principal executive offices) (Zip code)

Corporation Service Company
251 Little Falls Drive
Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (727) 810-8160

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

ARK Genomic Revolution ETF

ARKG | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2026

This annual shareholder report contains important information about ARK Genomic Revolution ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Genomic Revolution ETF	$98	0.75%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund outperformed both the S&P 500 and MSCI World Index for the 12-month period ending July 31, 2026.

During the period, multiomics experienced a significant re-rating as investors increasingly recognized the convergence of artificial intelligence, sequencing technologies, and CRISPR gene editing. In ARK’s view, these technologies are transforming drug discovery and development, molecular diagnostics, and therapeutics, with the potential to improve research and development productivity.

More broadly, ARK believes the technology revolution underway today is deflationary. Artificial intelligence, robotics, energy storage, multiomics, and public blockchains are increasing productivity and reducing costs across the economy. In our view, the convergence among these innovation platforms could accelerate economic growth while lowering inflation, creating a favorable environment for innovation-based strategies. Periods of uncertainty and market volatility also can create opportunities to build positions in companies that ARK believes are mispriced relative to their long-term potential.

Top contributors to relative performance

• The top contributor to performance during the period was Twist Bioscience. Shares contributed to performance as the company’s fiscal first-quarter results and May investor day highlighted growing demand for its AI-based drug discovery business, including large protein-characterization datasets used by biotech, large pharmaceutical, and technology companies to train AI models.

• Additional contributors included 10x Genomics, Guardant Health, Absci, and Personalis.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Recursion Pharmaceuticals. Shares were pressured during portions of the period amid volatility in genomics and AI-enabled drug discovery equities.

• Additional detractors from performance included GeneDx, Tempus AI, Arcturus Therapeutics, and CRISPR Therapeutics.

Fund Performance

Growth of an Assumed $10,000 Investment

Table Summary
	ARK Genomic Revolution ETF - NAV	Nasdaq Healthcare Index	MSCI World Index (Net)	S&P 500 Index
7/31/2016	$10,000	$10,000	$10,000	$10,000
7/31/2017	$11,866	$11,071	$11,612	$11,604
7/31/2018	$15,877	$12,595	$12,991	$13,489
7/31/2019	$19,032	$12,011	$13,462	$14,566
7/31/2020	$30,529	$15,369	$14,435	$16,308
7/31/2021	$48,383	$18,854	$19,498	$22,251
7/31/2022	$21,158	$13,096	$17,711	$21,219
7/31/2023	$21,890	$14,113	$20,099	$23,980
7/31/2024	$15,548	$15,480	$23,784	$29,292
7/31/2025	$13,767	$14,406	$27,522	$34,076
7/31/2026	$22,265	$18,296	$33,139	$40,742
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	10 Years
ARK Genomic Revolution ETF - NAV	61.72%	-14.38%	8.33%
Nasdaq Healthcare Index	27.00%	-0.60%	6.23%
MSCI World Index (Net)	20.41%	11.19%	12.73%
S&P 500 Index	19.56%	12.86%	15.08%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,557,291,533
  Total number of portfolio holdings33
  Total advisory fees paid$9,203,883
  Period portfolio turnover rate34%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Health Care	98.8%
Information Technology	1.0%
Money Market Fund	0.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Autonomous Technology & Robotics ETF

ARKQ | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2026

This annual shareholder report contains important information about ARK Autonomous Technology & Robotics ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Autonomous Technology & Robotics ETF	$82	0.75%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 and MSCI World Index for the 12-month period ending July 31, 2026.

During the period, accelerating investment in artificial intelligence infrastructure supported strong demand for semiconductors and related technologies, while holdings across defense, autonomous mobility, and electric aviation experienced meaningful dispersion amid shifting geopolitical, macroeconomic, and company-specific developments.

ARK believes artificial intelligence is a platform shift driving significant and increasingly diversified growth across the economy. During the period, major cloud platforms increased capital spending to support AI infrastructure, while demand for compute, memory, and semiconductor technologies continued to expand. In our view, these investments are laying the foundation for advances across robotics and autonomous systems as AI moves increasingly into the physical world.

More broadly, ARK believes the convergence of artificial intelligence, robotics, energy storage, multiomics, and public blockchains could accelerate productivity growth and reduce costs across the economy. We believe this convergence could create a favorable environment for innovation-based strategies and significant long-term opportunities in autonomous mobility, robotics, and other technologically enabled industries.

Top contributors to relative performance

• The top contributor to performance during the period was Teradyne. Shares benefitted from strong AI-driven demand for semiconductor test solutions and better-than-expected operating results.

• Additional contributors to performance included Advanced Micro Devices, Rocket Lab, Taiwan Semiconductor, and Alphabet.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was SpaceX. After debuting in June as the largest US IPO on record, the stock fell below its $135 offer price in mid-July on profit-taking ahead of its first earnings report in August. On July 24, 2026, the company flew Starship Flight Test 13, reaching space, deploying 20 Starlink V3 satellites, and splashing down in the Indian Ocean, a step toward its lunar and Starlink roadmap.

• Additional detractors from performance included Archer Aviation, AeroVironment, Joby Aviation, and Trimble.

Fund Performance

Growth of an Assumed $10,000 Investment

Table Summary
	ARK Autonomous Technology & Robotics ETF - NAV	MSCI World Index (Net)	S&P 500 Index	Nasdaq Industrials Index
7/31/2016	$10,000	$10,000	$10,000	$10,000
7/31/2017	$14,253	$11,612	$11,604	$11,897
7/31/2018	$17,084	$12,991	$13,489	$14,199
7/31/2019	$16,630	$13,462	$14,566	$15,097
7/31/2020	$26,513	$14,435	$16,308	$19,238
7/31/2021	$41,177	$19,498	$22,251	$24,882
7/31/2022	$28,710	$17,711	$21,219	$21,079
7/31/2023	$30,101	$20,099	$23,980	$21,847
7/31/2024	$28,940	$23,784	$29,292	$23,370
7/31/2025	$49,677	$27,522	$34,076	$27,998
7/31/2026	$58,982	$33,139	$40,742	$29,279
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	10 Years
ARK Autonomous Technology & Robotics ETF - NAV	18.73%	7.45%	19.42%
MSCI World Index (Net)	20.41%	11.19%	12.73%
S&P 500 Index	19.56%	12.86%	15.08%
Nasdaq Industrials Index	4.58%	3.31%	11.34%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,856,808,276
  Total number of portfolio holdings41
  Total advisory fees paid$13,919,539
  Period portfolio turnover rate39%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Industrials	33.6%
Information Technology	31.5%
Consumer Discretionary	18.2%
Communication Services	12.5%
Energy	1.5%
Health Care	1.3%
Utilities	1.0%
Money Market Fund	0.4%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Innovation ETF

ARKK | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2026

This annual shareholder report contains important information about ARK Innovation ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Innovation ETF	$73	0.75%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 and the MSCI World Index for the 12-month period ending July 31, 2026.

During the period, innovation equities experienced significant volatility and dispersion as investors reassessed the impact of artificial intelligence across the technology ecosystem. While concerns about AI disruption pressured certain software and technology-related equities, strong demand for AI infrastructure and a significant re-rating in multiomics highlighted the breadth of the technological transformation underway.

ARK believes artificial intelligence is evolving as a platform shift rather than simply a feature set, with the potential to create significant value across multiple layers of the technology stack and broader economy. During the period, investment in AI infrastructure continued to expand, while the convergence of AI with sequencing technologies and gene editing contributed to tangible clinical and commercial progress across multiomics.

More broadly, ARK believes the convergence of artificial intelligence, robotics, energy storage, public blockchains, and multiomics could drive significant productivity gains and cost declines. In our view, periods of volatility and shifting market narratives can create opportunities to invest in companies positioned to benefit from these technological transformations, many of which are not well represented in conventional benchmarks.

Top contributors to relative performance

• The top contributor to performance during the period was Advanced Micro Devices ("AMD"). Shares contributed to performance as strong demand for AI and server processors supported growth across the company’s data center business. During the period, AMD raised its expectations for growth in the data center CPU market, citing demand associated with agentic AI, and announced significant AI partnerships with OpenAI and Oracle. Strong earnings, including 36% year-over-year revenue growth in its third quarter of 2025, and a $1 billion supercomputing partnership with the U.S. Department of Energy also supported shares.

• Additional contributors to performance included Teradyne, 10x Genomics, Twist Bioscience, and Roku.

Biggest detractors from relative performance

•The biggest detractor from performance during the period was Coinbase. Shares detracted from performance amid weakness in crypto asset prices and trading activity, which pressured transaction revenue and earnings. Coinbase reported lower trading volumes and transaction and subscription revenue during portions of the period, while higher operating expenses also weighed on results. Despite these headwinds, the company continued to broaden its platform beyond crypto trading, announcing initiatives across tokenized equities, derivatives, payments, AI-powered investment tools, and other financial services as part of its strategy to become an “everything exchange.”

 • Additional detractors from performance included Roblox, Circle Internet Group, SpaceX, and Brera Holdings.

Fund Performance

Growth of an Assumed $10,000 Investment

Table Summary
	ARK Innovation ETF - NAV	MSCI World Index (Net)	S&P 500 Index
7/31/2016	$10,000	$10,000	$10,000
7/31/2017	$14,350	$11,612	$11,604
7/31/2018	$21,866	$12,991	$13,489
7/31/2019	$24,523	$13,462	$14,566
7/31/2020	$40,908	$14,435	$16,308
7/31/2021	$62,036	$19,498	$22,251
7/31/2022	$23,547	$17,711	$21,219
7/31/2023	$26,304	$20,099	$23,980
7/31/2024	$23,739	$23,784	$29,292
7/31/2025	$39,242	$27,522	$34,076
7/31/2026	$37,130	$33,139	$40,742
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	10 Years
ARK Innovation ETF - NAV	-5.38%	-9.75%	14.02%
MSCI World Index (Net)	20.41%	11.19%	12.73%
S&P 500 Index	19.56%	12.86%	15.08%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,562,498,825
  Total number of portfolio holdings48
  Total advisory fees paid$54,448,678
  Period portfolio turnover rate54%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Information Technology	30.2%
Health Care	27.8%
Consumer Discretionary	12.6%
Financials	12.2%
Communication Services	11.5%
Industrials	5.5%
Money Market Fund	0.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Next Generation Technology ETF

ARKW | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2026

This annual shareholder report contains important information about ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

This report describes changes to the Fund that occurred during the reporting period.

Effective September 7, 2026, the Fund's name was changed from "ARK Next Generation Internet ETF" to "ARK Next Generation Technology ETF".

In connection with this change, the Fund changed certain of its principal investment strategies to reflect that the Fund will invest primarily in companies that are engaged in the Fund's investment theme of Next Generation Internet.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 30, 2026 at

https://www.ark-funds.com/download-fund-materials/. You may also call (727) 810-8160 to obtain a copy of the Fund’s current Prospectus

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Next Generation Technology ETF	$70	0.75%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 and the MSCI World Index for the 12-month period ending July 31, 2026.

During the period, investors continued to reassess the potential impact of artificial intelligence across the technology ecosystem. Concerns that AI platforms, agents, and usage-based business models could disrupt traditional seat-based software economics contributed to significant volatility and dispersion across software and internet-related equities, while strong demand for AI infrastructure highlighted the scale and speed of the platform shift underway.

ARK believes artificial intelligence is evolving as a platform shift rather than simply a feature set. As AI tools proliferate, we believe enterprises increasingly will need their data to be accessible, organized, and usable, supporting demand for cloud infrastructure and data platforms. At the same time, advances in AI agents could reshape how consumers and enterprises interact with software and digital services, shifting where value accrues across the technology stack.

More broadly, ARK believes the current technological transformation could create significant opportunities across AI infrastructure, platforms, agents, and applications. In our view, periods of volatility and market repricing can create opportunities to invest in companies positioned to benefit from these structural shifts as the market distinguishes potential long-term beneficiaries from business models vulnerable to disruption.

Top contributors to relative performance

• The top contributor to performance during the period was Advanced Micro Devices ("AMD"). Shares contributed to performance as strong demand for AI and server processors supported growth across the company’s data center business. During the period, AMD raised its expectations for growth in the data center CPU market, citing demand associated with agentic AI, and announced significant AI partnerships with OpenAI and Oracle. Strong earnings, including 36% year-over-year revenue growth in its third quarter of 2025, and a $1 billion supercomputing partnership with the U.S. Department of Energy also supported shares.

• Additional contributors to performance included Roku, Taiwan Semiconductor, Datadog, and Alphabet.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Coinbase. Shares detracted from performance amid weakness in crypto asset prices and trading activity, which pressured transaction revenue and earnings. Coinbase reported lower trading volumes and transaction and subscription revenue during portions of the period, while higher operating expenses also weighed on results. Despite these headwinds, the company continued to broaden its platform beyond crypto trading, announcing initiatives across tokenized equities, derivatives, payments, AI-powered investment tools, and other financial services as part of its strategy to become an “everything exchange.”

• Additional detractors from performance included Roblox, ARK 21Shares Bitcoin ETF, Circle Internet Group, and Brera Holdings.

Fund Performance

Growth of an Assumed $10,000 Investment

Table Summary
	ARK Next Generation Technology ETF - NAV	S&P 500 Index	MSCI World Index (Net)
7/31/2016	$10,000	$10,000	$10,000
7/31/2017	$15,221	$11,604	$11,612
7/31/2018	$23,243	$13,489	$12,991
7/31/2019	$24,983	$14,566	$13,462
7/31/2020	$47,501	$16,308	$14,435
7/31/2021	$71,283	$22,251	$19,498
7/31/2022	$27,128	$21,219	$17,711
7/31/2023	$33,434	$23,980	$20,099
7/31/2024	$38,956	$29,292	$23,784
7/31/2025	$78,638	$34,076	$27,522
7/31/2026	$69,059	$40,742	$33,139
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	10 Years
ARK Next Generation Technology ETF - NAV	-12.18%	-0.63%	21.32%
S&P 500 Index	19.56%	12.86%	15.08%
MSCI World Index (Net)	20.41%	11.19%	12.73%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,606,831,140
  Total number of portfolio holdings44
  Total advisory fees paid$15,070,490
  Period portfolio turnover rate44%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Information Technology	48.3%
Financials	19.7%
Consumer Discretionary	16.6%
Communication Services	15.2%
Money Market Fund	0.2%
Total	100.0%

Material Fund Changes

The following is a summary of certain changes to the Fund since August 1, 2025:

Effective September 7, 2026, the Fund's name was changed from "ARK Next Generation Internet ETF" to "ARK Next Generation Technology ETF".

In connection with this change, the Fund changed certain of its principal investment strategies to reflect that the Fund will invest primarily in companies that are engaged in the Fund's investment theme of Next Generation Technology.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 30, 2026 at https://www.ark-funds.com/download-fund-materials/. You may also call (727) 810-8160 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Blockchain & Fintech Innovation ETF

ARKF | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2026

This annual shareholder report contains important information about ARK Blockchain & Fintech Innovation ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Blockchain & Fintech Innovation ETF	$65	0.75%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 and the MSCI World Index for the 12-month period ending July 31, 2026.

During the period, crypto-related equities and digital assets experienced significant volatility as changes in digital asset prices, trading activity, and investor sentiment weighed on portions of the portfolio. Despite these market pressures, innovation across stablecoins, tokenization, digital wallets, and agentic commerce continued to advance.

ARK believes public blockchain technology is transforming financial services by enabling new infrastructure for payments, asset issuance, trading, and settlement. During the period, stablecoins continued to expand their role in on-chain financial activity, while financial institutions and technology companies advanced initiatives to bring traditional financial assets onto blockchain infrastructure. At the same time, digital wallet platforms continued to broaden their offerings across payments, investing, credit, and other financial services.

More broadly, ARK believes the convergence of public blockchains and artificial intelligence could accelerate the transformation of financial services and commerce. In our view, tokenization, digital wallets, stablecoins, and AI-enabled commerce could reduce friction, expand access, and create new ways for consumers, businesses, and financial institutions to transact and interact.

Top contributors to relative performance

• The top contributor to performance was Advanced Micro Devices ("AMD"). Shares contributed to performance as strong demand for AI and server processors supported growth across the company’s data center business. During the period, AMD raised its expectations for growth in the data center CPU market, citing demand associated with agentic AI, and announced significant AI partnerships with OpenAI and Oracle. Strong earnings, including 36% year-over-year revenue growth in its third quarter of 2025, and a $1 billion supercomputing partnership with the U.S. Department of Energy also supported shares.

• Additional contributors to performance included Roku, CrowdStrike, Block, and Amazon.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Coinbase. Shares detracted from performance amid weakness in crypto asset prices and trading activity, which pressured transaction revenue and earnings. Coinbase reported lower trading volumes and transaction and subscription revenue during portions of the period, while higher operating expenses also weighed on results. Despite these headwinds, the company continued to broaden its platform beyond crypto trading, announcing initiatives across tokenized equities, derivatives, payments, AI-powered investment tools, and other financial services as part of its strategy to become an “everything exchange.”

• Additional detractors from performance included Roblox, Circle Internet Group, ARK 21Shares Bitcoin ETF, and Bullish.

Fund Performance

Growth of an Assumed $10,000 Investment

Table Summary
	ARK Blockchain & Fintech Innovation ETF - NAV	MSCI World Index (Net)	S&P 500 Index
2/4/2019	$10,000	$10,000	$10,000
7/31/2019	$11,421	$10,901	$11,121
7/31/2020	$18,314	$11,689	$12,450
7/31/2021	$25,746	$15,789	$16,988
7/31/2022	$9,098	$14,342	$16,200
7/31/2023	$12,275	$16,276	$18,308
7/31/2024	$13,843	$19,260	$22,363
7/31/2025	$27,259	$22,287	$26,016
7/31/2026	$20,193	$26,836	$31,106
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 2/4/2019
ARK Blockchain & Fintech Innovation ETF - NAV	-25.92%	-4.74%	9.83%
MSCI World Index (Net)	20.41%	11.19%	14.08%
S&P 500 Index	19.56%	12.86%	16.35%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$700,840,406
  Total number of portfolio holdings41
  Total advisory fees paid$7,804,807
  Period portfolio turnover rate33%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Financials	44.7%
Information Technology	31.5%
Consumer Discretionary	15.4%
Communication Services	7.5%
Real Estate	0.7%
Health Care	0.1%
Money Market Fund	0.1%
Total	100.0%

Material Fund Changes

The following is a summary of certain changes to the Fund since August 1, 2025:

Effective November 23, 2025, the Fund's name was changed from "ARK Fintech Innovation ETF" to "ARK Blockchain & Fintech Innovation ETF".

In connection with this change, the Fund changed certain of its principal investment strategies to reflect that the Fund will invest primarily in companies that are engaged in the Fund's investment theme of blockchain and financial technology innovation.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 30, 2026 at https://www.ark-funds.com/download-fund-materials/. You may also call (727) 810-8160 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Space & Defense Innovation ETF

ARKX | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2026

This annual shareholder report contains important information about ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF) (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

This report describes changes to the Fund that occurred during the reporting period.

The following is a summary of certain changes to the Fund since August 1, 2025:

Effective November 23, 2025, the Fund's name was changed from "ARK Space Exploration & Innovation ETF" to "ARK Space & Defense Innovation ETF".

In connection with this change, the Fund changed certain of its principal investment strategies to reflect that the Fund will invest primarily in companies that are engaged in the Fund's investment theme of Space & Defense Innovation.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 30, 2026 at https://www.ark-funds.com/download-fund-materials/. You may also call (727) 810-8160 to obtain a copy of the Fund’s current prospectus.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference(1)
ARK Space & Defense Innovation ETF	$81	0.75%
Footnote	Description
Footnote(1)	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 and the MSCI World Index for the 12-month period ending July 31, 2026.

During the period, advances in artificial intelligence and strong demand for semiconductor technologies supported portions of the portfolio, while investments across defense, autonomous systems, and electric aviation experienced meaningful volatility amid shifting geopolitical and company-specific developments. At the same time, continued progress in reusable launch systems, satellite infrastructure, and space-based communications highlighted the expanding opportunity set across the space economy.

ARK believes artificial intelligence increasingly will extend beyond software into robotics, autonomy, aerospace, defense, and space technologies. In our view, advances in AI and autonomous systems can improve the capabilities and economics of next-generation defense and aerospace platforms, while reusable rockets can continue to reduce launch costs and expand access to space.

More broadly, ARK believes the convergence of artificial intelligence, robotics, energy storage, and reusable rocket technologies could accelerate innovation across aerospace and defense. We believe declining costs and improving technological capabilities could expand the addressable markets for launch services, satellite connectivity, autonomous systems, and other next-generation space and defense applications.

Top contributors to relative performance

• The top contributor to performance during the period was Teradyne. Shares benefitted from strong AI-driven demand for semiconductor test solutions and better-than-expected operating results.

• Additional contributors to performance included Advanced Micro Devices, Rocket Lab, Iridium, and Alphabet.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was SpaceX. After debuting in June as the largest US IPO on record, the stock fell below its $135 offer price in mid-July on profit-taking ahead of its first earnings report in August. On July 24, 2026, the company flew Starship Flight Test 13, reaching space, deploying 20 Starlink V3 satellites, and splashing down in the Indian Ocean, a step toward its lunar and Starlink roadmap.

• Additional detractors from performance included Archer Aviation, AeroVironment, Joby Aviation, and Trimble.

Fund Performance

Growth of an Assumed $10,000 Investment

Table Summary
	ARK Space & Defense Innovation ETF - NAV	MSCI World Index (Net)	S&P 500 Index
3/30/2021	$10,000	$10,000	$10,000
7/31/2021	$10,177	$10,994	$11,154
7/31/2022	$7,466	$9,986	$10,636
7/31/2023	$7,785	$11,333	$12,021
7/31/2024	$7,643	$13,411	$14,683
7/31/2025	$13,065	$15,518	$17,081
7/31/2026	$15,312	$18,685	$20,423
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 3/30/2021
ARK Space & Defense Innovation ETF - NAV	17.20%	8.51%	8.31%
MSCI World Index (Net)	20.41%	11.19%	12.43%
S&P 500 Index	19.56%	12.86%	14.32%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$759,487,341
  Total number of portfolio holdings36
  Total advisory fees paid$5,062,502
  Period portfolio turnover rate50%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Industrials	51.6%
Information Technology	22.6%
Communication Services	14.2%
Consumer Discretionary	11.4%
Money Market Fund	0.2%
Total	100.0%

Material Fund Changes

The following is a summary of certain changes to the Fund since August 1, 2025:

Effective November 23, 2025, the Fund's name was changed from "ARK Space Exploration & Innovation ETF" to "ARK Space & Defense Innovation ETF".

In connection with this change, the Fund changed certain of its principal investment strategies to reflect that the Fund will invest primarily in companies that are engaged in the Fund's investment theme of Space & Defense Innovation.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 30, 2026 at https://www.ark-funds.com/download-fund-materials/. You may also call (727) 810-8160 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

The 3D Printing ETF

PRNT | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2026

This annual shareholder report contains important information about The 3D Printing ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The 3D Printing ETF	$70	0.66%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2026.

During the period, companies across the 3D printing and digital manufacturing ecosystem experienced meaningful dispersion as investors balanced improving operating results at certain companies against continued profitability and capital requirements at others. Selected digital manufacturing companies benefited from stronger marketplace activity, improving profitability, and growth in manufacturing services, while other additive manufacturing companies remained challenged by ongoing losses and financing needs.

Artificial intelligence also emerged as an important consideration for the industry during the period. While AI has the potential to enhance design and manufacturing workflows, concerns that AI agents could reduce demand for traditional seat-based engineering and design software weighed on portions of the group. At the same time, partnerships integrating digital manufacturing capabilities directly into design-to-manufacturing software ecosystems highlighted the continued evolution of the industry.

In our view, advances in automation, artificial intelligence, and digital manufacturing technologies could continue to reshape how products are designed and manufactured. As these technologies evolve, greater integration of digital design and production tools could improve efficiency, shorten development cycles, and expand the range of applications addressable by next-generation manufacturing technologies.

Top contributors to relative performance

• The top contributor to performance during the period was Xometry. Shares contributed to performance following a series of better-than-expected earnings reports that highlighted strong growth in the company’s AI-driven marketplace and improving profitability. During the period, marketplace revenue grew approximately 24%-25%, supported by demand across semiconductors, industrial equipment, consumer products, and aerospace and defense, while gross margins expanded. The company also announced strategic partnerships with Siemens and Google Cloud to support its digital manufacturing platform and continued growth.

• Additional contributors to performance included 3D Systems, Porto Labs, Renishaw, and Kaiser Aluminum.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Bico Group. Shares detracted after the company reported weaker-than-expected earnings in third quarter of 2025. The company disclosed a steep revenue decline and significant challenges in its Lab Automation segment, citing project delays, fewer new contract starts, and broader macro headwinds weighing on capital spending in the life sciences sector.

• Additional detractors included PTC, Velo3D, Dassault, and Autodesk.

Fund Performance

Growth of an Assumed $10,000 Investment

Table Summary
	The 3D Printing ETF - NAV	Total 3D-Printing Index	MSCI World Index (Net)	S&P 500 Index
7/31/2016	$10,000	$10,000	$10,000	$10,000
7/31/2017	$12,741	$12,948	$11,612	$11,604
7/31/2018	$12,353	$12,625	$12,991	$13,489
7/31/2019	$11,334	$11,691	$13,462	$14,566
7/31/2020	$11,465	$11,937	$14,435	$16,308
7/31/2021	$19,578	$20,387	$19,498	$22,251
7/31/2022	$11,916	$12,526	$17,711	$21,219
7/31/2023	$12,585	$13,124	$20,099	$23,980
7/31/2024	$10,631	$11,165	$23,784	$29,292
7/31/2025	$11,200	$11,785	$27,522	$34,076
7/31/2026	$12,482	$13,224	$33,139	$40,742
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	10 Years
The 3D Printing ETF - NAV	11.44%	-8.61%	2.24%
Total 3D-Printing Index	12.20%	-8.29%	2.83%
MSCI World Index (Net)	20.41%	11.19%	12.73%
S&P 500 Index	19.56%	12.86%	15.08%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$58,676,221
  Total number of portfolio holdings44
  Total advisory fees paid$444,403
  Period portfolio turnover rate39%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Industrials	39.0%
Information Technology	34.9%
Health Care	14.2%
Materials	6.0%
Consumer Discretionary	5.2%
Money Market Fund	0.6%
Consumer Staples	0.1%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Israel Innovative Technology ETF

IZRL | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2026

This annual shareholder report contains important information about ARK Israel Innovative Technology ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Israel Innovative Technology ETF	$52	0.49%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 index and the MSCI World Index for the 12-month period ending July 31, 2026.

During the period, Israeli innovation equities experienced significant dispersion, with select semiconductor, software, and healthcare companies benefiting from strong demand and company-specific execution, while other technology and consumer-oriented companies faced slowing growth, restructuring, and other operational challenges.

Artificial intelligence continued to influence performance across several areas of the Israeli technology ecosystem. Strong demand for optical and photonics technologies supported portions of the semiconductor industry, while software and internet companies navigated changes in customer acquisition, product development, and business models associated with the evolving AI landscape. Company-specific fundamentals and execution therefore played an important role in differentiating performance during the period.

More broadly, the period demonstrated the breadth of innovation across Israel’s technology and healthcare sectors. Companies continued to invest in areas including semiconductors, software, digital services, and healthcare technologies, while rapidly changing competitive environments contributed to meaningful differences in operating and share-price performance across the portfolio.

Top contributors to relative performance

• The top contributor to performance during the period was Tower Semiconductor. Shares benefited following the announcement of record Q4 2025 revenue and a substantial CapEx investment aimed at significantly increasing capacity. The company's plans to expand its 300mm capacity in Japan further highlight its response to strong customer demand in optical and photonics platforms.

• Additional contributors to performance included RP Optical, Teva Pharmaceutical, JFrog, and Urogen Pharma.

Biggest detractors to relative performance

• The biggest detractor from performance during the period was Oddity Tech. The company disclosed that an algorithm change at its largest advertising partner (Meta) abruptly pushed it into lower quality auctions, causing customer acquisition costs to spike and forcing first quarter 2026 revenue guidance down ~30% year-over-year. Management then suspended full year 2026 guidance due to poor visibility on when ad economics would normalize, effectively breaking the prior high growth, high margin, AI driven narrative.

• Additional detractors from performance included Nano-X, Monday.com, Wix.com, and Solrom.

Fund Performance

Growth of an Assumed $10,000 Investment

Table Summary
	ARK Israel Innovative Technology ETF - NAV	ARK Israeli Innovation Index	MSCI World Index (Net)	S&P 500 Index
12/5/2017	$10,000	$10,000	$10,000	$10,000
7/31/2018	$10,427	$10,420	$10,534	$10,798
7/31/2019	$10,591	$10,600	$10,915	$11,660
7/31/2020	$13,165	$13,514	$11,705	$13,054
7/31/2021	$15,937	$16,662	$15,810	$17,812
7/31/2022	$10,233	$10,852	$14,361	$16,986
7/31/2023	$10,614	$11,227	$16,297	$19,196
7/31/2024	$10,591	$11,264	$19,285	$23,448
7/31/2025	$14,563	$15,706	$22,316	$27,278
7/31/2026	$16,040	$17,684	$26,871	$32,614
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 12/5/2017
ARK Israel Innovative Technology ETF - NAV	10.14%	0.13%	5.61%
ARK Israeli Innovation Index	12.59%	1.20%	6.81%
MSCI World Index (Net)	20.41%	11.19%	12.10%
S&P 500 Index	19.56%	12.86%	14.64%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$136,920,941
  Total number of portfolio holdings66
  Total advisory fees paid$631,758
  Period portfolio turnover rate64%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Information Technology	46.9%
Industrials	16.7%
Health Care	16.1%
Communication Services	11.1%
Consumer Discretionary	6.1%
Financials	1.5%
Consumer Staples	1.4%
Money Market Fund	0.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK DIET Q1 Buffer ETF

ARKD | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2026

This annual shareholder report contains important information about ARK DIET Q1 Buffer ETF (the "Fund") for the period of January 2, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference(1)	Costs paid as a percentage of a $10,000 investmentFootnote Reference(2)Footnote Reference(3)
ARK DIET Q1 Buffer ETF	$9	0.15%
Footnote	Description
Footnote(1)	Based on the period January 2, 2026 (commencement of operations) through July 31, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote(3)	Annualized.

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

Because the period covered by this report does not align with a full Outcome Period of the Fund, the Fund's performance for the period does not reflect the implementation of its investment strategy over a complete Outcome Period. The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period.

The Fund seeks to achieve capital appreciation with a measure of downside protection, for a specified Outcome Period (as described below), that corresponds generally, before fees and expenses, to the share price return of the ARK Innovation ETF ("ARKK" or the “Underlying ETF”) above a predefined 5% hurdle rate (the “Hurdle” and the “upside participation”) while providing a measure of protection against potential losses over the Outcome Period so that investors participate in 50% of any decline in the share price of the Underlying ETF measured from its value at the beginning of each Outcome Period (the “downside participation offset”).

The Fund commenced operations on January 2, 2026. From inception through July 31, 2026, the Fund returned -4.42%, compared with -7.54% for ARKK over the same period. ARKK experienced significant volatility, declining during the first quarter amid geopolitical uncertainty and concerns about AI-related disruption before rebounding sharply during the second quarter as those concerns eased and investor sentiment toward innovation equities improved.

Fund Performance

Growth of an Assumed $10,000 Investment

Table Summary
	ARK DIET Q1 Buffer ETF - NAV	MSCI World Index (Net)	S&P 500 Index	ARK Innovation ETF
1/2/2026	$10,000	$10,000	$10,000	$10,000
1/31/2026	$9,785	$10,224	$10,145	$9,723
2/28/2026	$9,677	$10,299	$10,068	$9,478
3/31/2026	$9,312	$9,643	$9,567	$8,777
4/30/2026	$9,909	$10,568	$10,570	$9,837
5/31/2026	$10,322	$11,049	$11,127	$10,647
6/30/2026	$10,227	$10,969	$11,021	$10,485
7/31/2026	$9,558	$11,026	$11,014	$9,245
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	Since Inception 1/2/2026
ARK DIET Q1 Buffer ETF - NAV	-4.42%
MSCI World Index (Net)	10.26%
S&P 500 Index	10.14%
ARK Innovation ETF	-7.54%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period.The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.ark-funds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,433,768
  Total number of portfolio holdings5
  Total advisory fees paid$1,299
  Period portfolio turnover rate36%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Investment Categories	% of Total InvestmentsFootnote Reference(1)
Equity Fund	89.5%
Purchased Put Option	6.6%
Purchased Call Option	3.3%
Money Market Fund	0.6%
Written Call Option	(6.8)%
Footnote	Description
Footnote(1)	% of Total Investments includes derivatives instruments valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK DIET Q2 Buffer ETF

ARKI | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2026

This annual shareholder report contains important information about ARK DIET Q2 Buffer ETF (the "Fund") for the period of April 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference(1)	Costs paid as a percentage of a $10,000 investmentFootnote Reference(2)Footnote Reference(3)
ARK DIET Q2 Buffer ETF	$4	0.12%
Footnote	Description
Footnote(1)	Based on the period April 1, 2026 (commencement of operations) through July 31, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote(3)	Annualized.

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

Because the period covered by this report does not align with a full Outcome Period of the Fund, the Fund's performance for the period does not reflect the implementation of its investment strategy over a complete Outcome Period. The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period.

The Fund seeks to achieve capital appreciation with a measure of downside protection, for a specified Outcome Period (as described below), that corresponds generally, before fees and expenses, to the share price return of the ARK Innovation ETF ("ARKK" or the “Underlying ETF”) above a predefined 5% hurdle rate (the “Hurdle” and the “upside participation”) while providing a measure of protection against potential losses over the Outcome Period so that investors participate in 50% of any decline in the share price of the Underlying ETF measured from its value at the beginning of each Outcome Period (the “downside participation offset”).

The Fund commenced operations on April 1, 2026. From inception through July 31, 2026, the Fund returned 3.00%, compared with 5.33% for ARKK over the same period. ARKK appreciated as concerns surrounding geopolitical uncertainty and AI-related disruption eased and investor sentiment toward innovation equities improved. Strength in AI infrastructure and a significant re-rating in multiomics also supported ARKK during the period.

Fund Performance

Growth of an Assumed $10,000 Investment

Table Summary
	ARK DIET Q2 Buffer ETF - NAV	MSCI World Index (Net)	S&P 500 Index	ARK Innovation ETF
4/1/2026	$10,000	$10,000	$10,000	$10,000
4/30/2026	$10,742	$10,959	$11,049	$11,207
5/31/2026	$11,265	$11,458	$11,631	$12,130
6/30/2026	$11,145	$11,376	$11,520	$11,945
7/31/2026	$10,300	$11,434	$11,513	$10,533
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	Since Inception 4/1/2026
ARK DIET Q2 Buffer ETF - NAV	3.00%
MSCI World Index (Net)	14.34%
S&P 500 Index	15.13%
ARK Innovation ETF	5.33%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.ark-funds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,029,995
  Total number of portfolio holdings5
  Total advisory fees paid$423
  Period portfolio turnover rate0%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Investment Categories	% of Total InvestmentsFootnote Reference(1)
Equity Fund	87.5%
Purchased Call Option	8.0%
Purchased Put Option	4.5%
Money Market Fund	0.0%
Written Call Option	(14.5)%
Footnote	Description
Footnote(1)	% of Total Investments includes derivatives instruments valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK DIET Q3 Buffer ETF

ARKE | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2026

This annual shareholder report contains important information about ARK DIET Q3 Buffer ETF (the "Fund") for the period of July 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference(1)	Costs paid as a percentage of a $10,000 investmentFootnote Reference(2)Footnote Reference(3)
ARK DIET Q3 Buffer ETF	$1	0.17%
Footnote	Description
Footnote(1)	Based on the period July 1, 2026 (commencement of operations) through July 31, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote(3)	Annualized.

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

Because the period covered by this report does not align with a full Outcome Period of the Fund, the Fund's performance for the period does not reflect the implementation of its investment strategy over a complete Outcome Period. The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period.

 The Fund seeks to achieve capital appreciation with a measure of downside protection, for a specified Outcome Period (as described below), that corresponds generally, before fees and expenses, to the share price return of the ARK Innovation ETF ("ARKK" or the “Underlying ETF”) above a predefined 5% hurdle rate (the “Hurdle” and the “upside participation”) while providing a measure of protection against potential losses over the Outcome Period so that investors participate in 50% of any decline in the share price of the Underlying ETF measured from its value at the beginning of each Outcome Period (the “downside participation offset”).

The Fund commenced operations on July 1, 2026. From inception through July 31, 2026, the Fund returned -6.45%, compared with -11.82% for ARKK over the same period. During July, broad-based global equity markets cooled after reaching all-time highs in early June, while technology and communication services lagged the broader market. The Fund declined less than ARKK during the month, consistent with its objective of providing a measure of downside protection.

Fund Performance

Growth of an Assumed $10,000 Investment

Table Summary
	ARK DIET Q3 Buffer ETF - NAV	MSCI World Index (Net)	S&P 500 Index	ARK Innovation ETF
7/1/2026	$10,000	$10,000	$10,000	$10,000
7/31/2026	$9,355	$10,051	$9,994	$8,818
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	Since Inception 7/1/2026
ARK DIET Q3 Buffer ETF - NAV	-6.45%
MSCI World Index (Net)	0.51%
S&P 500 Index	-0.06%
ARK Innovation ETF	-11.82%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.ark-funds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,403,285
  Total number of portfolio holdings5
  Total advisory fees paid$191
  Period portfolio turnover rate0%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Investment Categories	% of Total InvestmentsFootnote Reference(1)
Equity Fund	84.6%
Purchased Put Option	9.5%
Purchased Call Option	5.1%
Money Market Fund	0.8%
Written Call Option	(9.6)%
Footnote	Description
Footnote(1)	% of Total Investments includes derivatives instruments valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK DIET Q4 Buffer ETF

ARKT | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2026

This annual shareholder report contains important information about ARK DIET Q4 Buffer ETF (the "Fund") for the period of October 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference(1)	Costs paid as a percentage of a $10,000 investmentFootnote Reference(2)Footnote Reference(3)
ARK DIET Q4 Buffer ETF	$18	0.23%
Footnote	Description
Footnote(1)	Based on the period October 1, 2025 (commencement of operations) through July 31, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote(3)	Annualized.

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

Because the period covered by this report does not align with a full Outcome Period of the Fund, the Fund's performance for the period does not reflect the implementation of its investment strategy over a complete Outcome Period. The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period.

The Fund seeks to achieve capital appreciation with a measure of downside protection, for a specified Outcome Period (as described below), that corresponds generally, before fees and expenses, to the share price return of the ARK Innovation ETF ("ARKK" or the “Underlying ETF”) above a predefined 5% hurdle rate (the “Hurdle” and the “upside participation”) while providing a measure of protection against potential losses over the Outcome Period so that investors participate in 50% of any decline in the share price of the Underlying ETF measured from its value at the beginning of each Outcome Period (the “downside participation offset”).

The Fund commenced operations on October 1, 2025. From inception through July 31, 2026, the Fund returned -8.86%, compared with -17.21% for ARKK over the same period. ARKK experienced substantial volatility, as strength in innovation equities during portions of late 2025 was followed by a first-quarter 2026 decline amid geopolitical uncertainty and concerns about AI-related disruption. ARKK subsequently rebounded during the second quarter as those overhangs eased and strength in AI infrastructure and multiomics supported innovation equities. The Fund declined less than ARKK over the period, consistent with its objective of providing a measure of downside protection, while participating in portions of the Reference Asset's positive performance.

Fund Performance

Growth of an Assumed $10,000 Investment

Table Summary
	ARK DIET Q4 Buffer ETF - NAV	MSCI World Index (Net)	S&P 500 Index	ARK Innovation ETF
10/1/2025	$10,000	$10,000	$10,000	$10,000
10/31/2025	$10,344	$10,200	$10,234	$10,342
11/30/2025	$9,686	$10,229	$10,259	$9,261
12/31/2025	$9,401	$10,312	$10,266	$8,955
1/31/2026	$9,250	$10,543	$10,414	$8,707
2/28/2026	$9,170	$10,620	$10,335	$8,487
3/31/2026	$8,876	$9,943	$9,821	$7,860
4/30/2026	$9,388	$10,897	$10,851	$8,809
5/31/2026	$9,721	$11,393	$11,422	$9,534
6/30/2026	$9,652	$11,311	$11,313	$9,389
7/31/2026	$9,114	$11,369	$11,306	$8,279
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	Since Inception 10/1/2025
ARK DIET Q4 Buffer ETF - NAV	-8.86%
MSCI World Index (Net)	13.69%
S&P 500 Index	13.06%
ARK Innovation ETF	-17.21%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.ark-funds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,818,377
  Total number of portfolio holdings5
  Total advisory fees paid$4,094
  Period portfolio turnover rate70%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Investment Categories	% of Total InvestmentsFootnote Reference(1)
Equity Fund	89.6%
Purchased Put Option	9.7%
Purchased Call Option	0.4%
Money Market Fund	0.3%
Written Call Option	(1.0)%
Footnote	Description
Footnote(1)	% of Total Investments includes derivatives instruments valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.ark-funds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (“Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description enumerated in Item 2(b) of Form N-CSR.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from a provision of the Code of Ethics that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Scott R. Chichester is qualified to serve as an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years are $186,400 for July 31, 2025 and $253,600 for July 31, 2026.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for July 31, 2025 and $0 for July 31, 2026.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $100,895 for July 31, 2025 and $159,615 for July 31, 2026.

The services comprising the fees disclosed under this category are:

1.	Review and sign as paid preparer the federal, excise and state tax returns for each fund
2.	Assist management with identification of PFICs (Passive Foreign Investment Companies) through subscription to EY’s proprietary PFIC Analyzer

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for July 31, 2025 and $0 for July 31, 2026.

(e)(1)	The registrant’s audit committee (“Audit Committee”) has adopted an Audit and Non-Audit Services Pre-Approval Policy (“Pre-Approval Policy”) that applies to any and all engagements of the independent auditor to the registrant for audit, non-audit, tax or other services. Pursuant to the Pre-Approval Policy, the Audit Committee is required to pre-approve the audit services and permissible non-audit services proposed to be performed by the independent auditor for the registrant to assure that the independence of the auditor is not in any way compromised or impaired. In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor. The Audit Committee may either grant general pre-approval of proposed services of the independent auditor through adoption of a list of authorized services together with a budget of expected costs for those services (“general pre-approval”), or specific pre-approval of services provided on a case-by-case basis (“specific pre-approval”). Unless particular services have received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor. The annual audit services engagement terms and fees for the independent auditor for the registrant require specific pre-approval of the Audit Committee. The Audit Committee may grant general pre-approval for (i) other audit services, which are those services that only the independent auditor reasonably can provide, (ii) audit related services, (iii) those tax services that have historically been provided by the independent auditor, and (iv) those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services. The Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members. Any member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Audit Committee has not delegated either general or specific pre-approval authority to one or more of its members.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the registrant’s fiscal year ended July 31, 2025 were $555,895 and for July 31, 2026 were $619,626.

(h)	The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of three Independent Trustees. Messrs. Chichester and Zack and Ms. DeRemer currently serve as members of the Audit Committee. Mr. Chichester is the Chairman of the Audit Committee.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The annual Financial Statements are attached herewith.

ARK INVEST

ARK ETF TRUST

Annual Financial Statements and Financial Highlights

JULY 31, 2026

INVESTING AT THE PACE OF **INNOVATION**

ARK Genomic Revolution ETF (ARKG)

ARK Autonomous Technology & Robotics ETF (ARKQ)

ARK Innovation ETF (ARKK)

The 3D Printing ETF (PRNT)

ARK Israel Innovative Technology ETF (IZRL)

Schedule of Investments ARK Genomic Revolution ETF
July 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.6%
Biotechnology – 49.8%
Absci Corp.*†(a)	10,287,893	$80,039,808
Arcturus Therapeutics Holdings, Inc.*†	2,741,123	15,788,868
Beam Therapeutics, Inc.*(a)	2,304,800	58,818,496
CareDx, Inc.*	1,531,579	66,945,318
Compass Pathways PLC (United Kingdom)*(b)	4,463,875	50,664,981
CRISPR Therapeutics AG (Switzerland)*(a)	2,039,540	97,877,525
Generate BioMedicines, Inc.*(a)	1,237,891	17,330,474
Intellia Therapeutics, Inc.*(a)	2,667,062	28,484,222
Ionis Pharmaceuticals, Inc.*(a)	531,633	27,522,641
Natera, Inc.*	240,145	64,301,225
Nurix Therapeutics, Inc.*	1,682,054	39,040,473
Prime Medicine, Inc.*(a)	7,513,485	21,939,376
Recursion Pharmaceuticals, Inc., Class A*(a)	13,638,907	40,916,721
Scribe Therapeutics, Inc.*	352,097	6,858,850
Twist Bioscience Corp.*(a)	1,314,736	120,364,081
Veracyte, Inc.*(a)	856,120	39,655,478
Total Biotechnology		776,548,537
Electronic Equipment, Instruments & Components – 1.0%
908 Devices, Inc.*†(a)	1,905,332	15,261,709
Health Care Equipment & Supplies – 3.2%
Butterfly Network, Inc.*(a)	4,770,809	33,920,452
Cerus Corp.*	7,223,126	15,529,721
Total Health Care Equipment & Supplies		49,450,173
Health Care Providers & Services – 6.6%
GeneDx Holdings Corp.*	446,965	29,101,891
Guardant Health, Inc.*	455,885	73,848,811
Total Health Care Providers & Services		102,950,702
Health Care Technology – 2.0%
Schrodinger, Inc.*	2,042,579	30,924,646
Life Sciences Tools & Services – 31.6%
10X Genomics, Inc., Class A*(a)	3,094,931	146,297,389
Adaptive Biotechnologies Corp.*	1,774,756	40,056,243
Alamar Biosciences, Inc.*(a)	957,178	24,274,034
Illumina, Inc.*	359,801	73,795,185
Pacific Biosciences of California, Inc.*(a)	10,630,263	14,882,368
Personalis, Inc.*†	6,733,812	85,250,060
Quantum-Si, Inc.*(a)	6,760,803	4,816,396
Tempus AI, Inc.*(a)	2,329,124	102,178,670
Total Life Sciences Tools & Services		491,550,345
Investments	Shares	Value
Pharmaceuticals – 5.4%
AtaiBeckley, Inc. (Germany)*	1,644,325	$11,806,253
Eli Lilly & Co.	63,502	72,953,638
Total Pharmaceuticals		84,759,891
Total Common Stocks (Cost $2,634,138,957)		1,551,446,003
MONEY MARKET FUND – 0.2%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.56%(c) (Cost $2,812,928)	2,812,928	2,812,928
Total Investments – 99.8% (Cost $2,636,951,885)		1,554,258,931
Other Assets in Excess of Liabilities – 0.2%		3,032,602
Net Assets – 100.0%		$1,557,291,533

(a)   All or a portion of the security was on loan. The aggregate market value of the securities on loan was $373,301,589; total market value of the collateral held by the fund was $391,208,712. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $391,208,712.

†      Affiliated security

*      Non-income producing security

(b)   American Depositary Receipt

(c)   Rate shown represents annualized 7-day yield as of July 31, 2026.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Genomic Revolution ETF
July 31, 2026

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2026	Value ($) at 7/31/2026(a)
Common Stocks — 12.6%
Biotechnology — 6.1%
Absci Corp.	33,212,741	88,830,239	(97,987,820)	18,301,319	37,683,329	—	—	—	10,287,893	80,039,808
Arcturus Therapeutics Holdings, Inc.	20,607,391	49,329,217	(36,550,816)	201,804	(17,798,728)	—	—	—	2,741,123	15,788,868
Electronic Equipment, Instruments & Components — 1.0%
908 Devices, Inc.	14,371,630	22,625,933	(23,851,498)	(11,475,354)	13,590,998	—	—	—	1,905,332	15,261,709
Life Sciences Tools & Services — 5.5%
Personalis, Inc.	38,378,556	121,725,458	(130,417,760)	(22,800,976)	78,364,782	—	—	—	6,733,812	85,250,060
	$106,570,318	$282,510,847	$(288,807,894)	$(15,773,207)	$111,840,381	$ —	$ —	$ —	21,668,160	$196,340,445

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments to view the fair value and number of shares as of July 31, 2026.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2026, based upon the three levels defined above:

ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,551,446,003	$ —	$ —	$1,551,446,003
Money Market Fund	2,812,928	—	—	2,812,928
Total	$1,554,258,931	$ —	$ —	$1,554,258,931

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Autonomous Technology & Robotics ETF
July 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.6%
Aerospace & Defense – 22.3%
AeroVironment, Inc.*(a)	339,243	$50,672,727
Archer Aviation, Inc., Class A*(a)	9,213,546	42,750,853
BWX Technologies, Inc.	183,015	30,874,631
Elbit Systems Ltd. (Israel)(a)	35,157	28,429,708
Intuitive Machines, Inc.*	2,406,602	29,697,469
Kratos Defense & Security Solutions, Inc.*	2,313,570	107,812,362
L3Harris Technologies, Inc.	223,224	61,846,441
Rocket Lab Corp.*(a)	960,577	62,389,476
Total Aerospace & Defense		414,473,667
Automobile Components – 2.1%
Kodiak AI, Inc.*(a)	3,945,421	17,162,581
WeRide, Inc. (China)*(a)(b)	3,691,552	21,484,833
Total Automobile Components		38,647,414
Automobiles – 10.8%
BYD Co. Ltd. (China)(b)	1,664,653	19,842,664
Tesla, Inc.*	581,958	181,111,149
Total Automobiles		200,953,813
Broadline Retail – 3.8%
Amazon.com, Inc.*	259,411	70,450,839
Diversified Telecommunication – 0.0%(c)
Iridium Communications, Inc.	100	4,734
Diversified Telecommunication Services – 5.9%
Space Exploration Technologies Corp., Class A*(a)	1,010,976	109,559,469
Electric Utilities – 1.0%
Oklo, Inc.*(a)	458,417	17,800,332
Electrical Equipment – 1.3%
X-Energy, Inc.*(a)	1,531,027	24,971,050
Electronic Equipment, Instruments & Components – 0.3%
Teledyne Technologies, Inc.*	8,582	5,626,102
Health Care Equipment & Supplies – 1.3%
Intuitive Surgical, Inc.*	68,016	24,032,093
Health Care Providers & Services – 0.0%(c)
Strata Critical Medical, Inc.*	31,631	158,788
Hotels, Restaurants & Leisure – 1.5%
DoorDash, Inc., Class A*	143,833	28,214,281
Interactive Media & Services – 6.6%
Alphabet, Inc., Class A	15,831	5,637,894
Alphabet, Inc., Class C	268,197	95,652,460
Baidu, Inc. (China)*(a)(b)	190,884	21,209,121
Total Interactive Media & Services		122,499,475
Investments	Shares	Value
Machinery – 8.6%
Caterpillar, Inc.	40,904	$33,328,988
Deere & Co.	104,270	61,797,701
Komatsu Ltd. (Japan)(b)	835,419	36,232,122
Symbotic, Inc.*(a)	663,602	28,568,066
Total Machinery		159,926,877
Oil, Gas & Consumable Fuels – 1.5%
Cameco Corp. (Canada)	328,281	28,356,913
Passenger Airlines – 1.3%
Joby Aviation, Inc.*(a)	3,350,290	23,954,574
Semiconductors & Semiconductor Equipment – 21.4%
Advanced Micro Devices, Inc.*	240,145	114,345,042
Broadcom, Inc.	82,200	31,998,816
NVIDIA Corp.	301,046	60,434,985
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(b)	166,033	67,118,840
Teradyne, Inc.	335,345	123,303,003
Total Semiconductors & Semiconductor Equipment		397,200,686
Software – 9.9%
Aurora Innovation, Inc.*(a)	5,235,642	33,769,891
Palantir Technologies, Inc., Class A*	570,189	70,167,458
Pony AI, Inc. (China)*(a)(b)	2,880,586	22,670,212
Synopsys, Inc.*	44,205	17,185,136
Trimble, Inc.*	689,865	39,032,562
Total Software		182,825,259
Total Common Stocks (Cost $2,332,100,489)		1,849,656,366
MONEY MARKET FUND – 0.4%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.56%(d) (Cost $7,606,263)	7,606,263	7,606,263
Total Investments – 100.0% (Cost $2,339,706,752)		1,857,262,629
Liabilities in Excess of Other Assets – (0.0)%(c)		(454,353)
Net Assets – 100.0%		$1,856,808,276

*      Non-income producing security

(a)   All or a portion of the security was on loan. The aggregate market value of the securities on loan was $318,535,492; total market value of the collateral held by the fund was $328,686,954. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $328,686,954.

(b)   American Depositary Receipt

(c)   Less than 0.05%

(d)   Rate shown represents annualized 7-day yield as of July 31, 2026.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Autonomous Technology & Robotics ETF
July 31, 2026

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2026	Value ($) at 7/31/2026
Health Care Providers & Services — 0.0%
Strata Critical Medical, Inc.^(a)	22,842,929	36,208,583	(65,054,459)	(35,385,977)	41,560,680	(12,969)	—	—	—	—
	$22,842,929	$36,208,583	$(65,054,459)	$(35,385,977)	$41,560,680	$(12,969)	$ —	$ —	—	$ —

^      As of July 31, 2026, the company was no longer considered to be an affiliated security.

(a)    The company was considered to be an affiliated security for a limited period during the year. As such, the realized gain (loss) during the year is reflected is net realized gain (loss) on investments in affiliated securities and the net change in unrealized appreciation (depreciation) is reflected in net change in unrealized appreciation (depreciation) on investments in non-affiliated securities in the Statement of Operations.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2026, based upon the three levels defined above:

ARK Autonomous Technology & Robotics ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,849,656,366	$ —	$ —	$1,849,656,366
Money Market Fund	7,606,263	—	—	7,606,263
Total	$1,857,262,629	$ —	$ —	$1,857,262,629

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Innovation ETF
July 31, 2026
Investments	Shares	Value
COMMON STOCKS – 96.9%
Aerospace & Defense – 3.2%
Archer Aviation, Inc., Class A*(a)	14,054,372	$65,212,286
BWX Technologies, Inc.	290,080	48,936,496
Kratos Defense & Security Solutions, Inc.*	1,389,399	64,745,994
Total Aerospace & Defense		178,894,776
Automobiles – 9.7%
Tesla, Inc.*	1,740,376	541,622,415
Biotechnology – 15.9%
Beam Therapeutics, Inc.*†(a)	6,079,070	155,137,866
CRISPR Therapeutics AG (Switzerland)*†(a)	5,486,955	263,318,971
Intellia Therapeutics, Inc.*†(a)	9,987,315	106,664,524
Natera, Inc.*	257,162	68,857,697
Recursion Pharmaceuticals, Inc., Class A*(a)	20,255,566	60,766,698
Twist Bioscience Corp.*(a)	2,010,667	184,076,564
Veracyte, Inc.*	1,026,015	47,525,015
Total Biotechnology		886,347,335
Broadline Retail – 3.0%
Amazon.com, Inc.*	604,128	164,069,082
Capital Markets – 9.4%
Bullish (Cayman Islands)*(a)	4,178,621	91,052,152
Coinbase Global, Inc., Class A*(a)	1,584,886	231,805,426
Robinhood Markets, Inc., Class A*	2,336,206	202,221,991
Total Capital Markets		525,079,569
Consumer Finance – 0.7%
SoFi Technologies, Inc.*(a)	2,230,982	36,387,316
Diversified Telecommunication Services – 4.9%
Space Exploration Technologies Corp., Class A*(a)	2,501,617	271,100,234
Electrical Equipment – 1.3%
X-Energy, Inc.*(a)	4,595,271	74,948,870
Entertainment – 2.4%
Brera Holdings PLC, Class B (Ireland)*	325,572	1,276,242
ROBLOX Corp., Class A*	3,737,558	133,057,065
Total Entertainment		134,333,307
Financial Services – 2.1%
Block, Inc.*	1,460,675	118,665,237
Health Care Equipment & Supplies – 0.3%
Cerus Corp.*	8,284,570	17,811,826
Health Care Providers & Services – 1.0%
GeneDx Holdings Corp.*	876,607	57,075,882
Investments	Shares	Value
Interactive Media & Services – 4.2%
Alphabet, Inc., Class A	75,789	$26,990,736
Alphabet, Inc., Class C	332,338	118,528,348
Meta Platforms, Inc., Class A	155,822	86,747,666
Total Interactive Media & Services		232,266,750
IT Services – 7.4%
CoreWeave, Inc., Class A*(a)	1,842,724	132,252,302
Shopify, Inc., Class A (Canada)*	2,068,058	242,272,995
Snowflake, Inc.*	122,073	35,801,569
Total IT Services		410,326,866
Life Sciences Tools & Services – 10.0%
10X Genomics, Inc., Class A*	3,887,549	183,764,441
Illumina, Inc.*	394,332	80,877,493
Pacific Biosciences of California, Inc.*	12,810,378	17,934,529
Tempus AI, Inc.*(a)	6,197,179	271,870,243
Total Life Sciences Tools & Services		554,446,706
Machinery – 1.0%
Deere & Co.	91,055	53,965,567
Pharmaceuticals – 0.6%
Eli Lilly & Co.	28,416	32,645,437
Semiconductors & Semiconductor Equipment – 11.0%
Advanced Micro Devices, Inc.*	465,372	221,586,878
Broadcom, Inc.	177,664	69,161,042
Cerebras Systems, Inc., Class A*	500,719	99,497,872
NVIDIA Corp.	537,848	107,972,986
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(b)	155,049	62,678,558
Teradyne, Inc.	145,956	53,666,562
Total Semiconductors & Semiconductor Equipment		614,563,898
Software – 8.7%
BitMine Immersion Technologies, Inc.(a)	5,370,837	92,808,063
Circle Internet Group, Inc.*	3,467,418	217,095,041
Palantir Technologies, Inc., Class A*	1,407,817	173,245,960
Total Software		483,149,064
Total Common Stocks (Cost $9,025,613,085)		5,387,700,137
PREFERRED STOCK – 3.1%
Software – 3.1%
OpenAI Group PBC*(c) (Cost $174,999,812)	254,476	172,563,178
WARRANTS – 0.0%(d)
Entertainment – 0.0%(d)
Brera Holdings PLC	431,626	802,824
Total Warrants (Cost $–)		802,824

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Innovation ETF
July 31, 2026
Investments	Shares	Value
MONEY MARKET FUND – 0.2%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.56%(e) (Cost $9,028,667)	9,028,667	$9,028,667
Total Investments – 100.1% (Cost $9,209,641,564)		5,570,094,806
Liabilities in Excess of Other Assets – (0.1)%		(7,595,981)
Net Assets – 100.0%		$5,562,498,825

*     Non-income producing security

†     Affiliated security

(a)   All or a portion of the security was on loan. The aggregate market value of the securities on loan was $1,166,647,331; total market value of the collateral held by the fund was $1,227,957,874. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,227,957,874.

(b)  American Depositary Receipt

(c)   Investment fair valued by ARK Investment Management LLC (the “Adviser”) in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and are subject to the oversight of, the Board of Trustees. For fair value measurement disclosure purposes, investment is classified as Level 3.

(d)  Less than 0.05%

(e)   Rate shown represents annualized 7-day yield as of July 31, 2026.

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2026	Value ($) at 7/31/2026(a)
Common Stocks — 9.4%
Biotechnology — 9.4%
Beam Therapeutics, Inc.	145,737,455	1,077,629,849	(1,120,244,262)	(1,667,153)	53,681,977	—	—	—	6,079,070	155,137,866
CRISPR Therapeutics AG	429,040,448	1,949,022,622	(2,061,126,503)	492,769	(54,110,365)	—	—	—	5,486,955	263,318,971
Intellia Therapeutics, Inc.	111,158,927	429,844,663	(417,385,747)	(19,580,258)	2,626,939	—	—	—	9,987,315	106,664,524
Twist Bioscience Corp.^(b)	137,016,861	932,818,814	(1,090,625,863)	62,780,188	120,441,704	21,644,860	—	—	—	—
Brera Holdings PLC^(b)	—	49,730,140	(22,580,152)	(14,697,423)	—	(11,176,323)	—	—	—	—
Health Care Equipment & Supplies — 0.0%
Cerus Corp.^(b)	14,913,051	114,834,174	(118,798,107)	(7,333,781)	51,450,709	(37,254,220)	—	—	—	—
Life Sciences Tools & Services — 0.0%
10X Genomics, Inc.^(b)	136,088,916	792,464,858	(973,819,434)	(125,554,082)	322,561,057	32,023,126	—	—	—	—
Pacific Biosciences of California, Inc.^(b)	33,052,192	128,006,055	(137,899,288)	(71,735,399)	338,991,815	(272,480,846)	—	—	—	—
Software — 0.0%
PagerDuty, Inc.^(b)	121,452,432	210,842,289	(277,897,780)	(186,598,801)	132,201,860	—	—	—	—	—
	$1,128,460,282	$5,685,193,464	$(6,220,377,136)	$(363,893,940)	$967,845,696	$(267,243,403)	$—	$—	21,553,340	$525,121,361

^     As of July 31, 2026, the company was no longer considered to be an affiliated security.

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments to view the fair value and number of shares as of July 31, 2026.

(b)  The company was considered to be an affiliated security for a limited period during the year. As such, the realized gain (loss) during the year is reflected is net realized gain (loss) on investments in affiliated securities and the net change in unrealized appreciation (depreciation) is reflected in net change in unrealized appreciation (depreciation) on investments in non-affiliated securities in the Statement of Operations.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Innovation ETF
July 31, 2026

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2026, based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$5,387,700,137	$ —	$ —	$5,387,700,137
Preferred Stock‡	—	—	172,563,178	172,563,178
Warrants	—	802,824	—	802,824
Money Market Fund	9,028,667	—	—	9,028,667
Total	$5,396,728,804	$802,824	$172,563,178	$5,570,094,806

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the year ended July 31, 2026

	Preferred Stocks	Total
Balance at July 31, 2025	—	—
Purchases	174,999,811	174,999,811
Sales	—	—
Transfer into Level 3	—	—
Transfer out of Level 3	—	—
Net Realized Gain (Loss)	—	—
Net Change in Unrealized Appreciation (Depreciation)*	(2,436,633)	(2,436,633)
Ending Balance at July 31, 2026	172,563,178	172,563,178
Net Change in Unrealized Appreciation (Depreciation) on Level 3 securities still held as of July 31, 2026	(2,436,633)	(2,436,633)

*         Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at July 31, 2026 may be due to securities no longer held or categorized as Level 3 at period end.

Asset type	Fair Value	Valuation Approach	Significant Unobervable input	Impact to value if inputs increases	Range	Weighted Average
Preferred Stock in Private Companies	172,563,178	Market Approach	Precedent transaction	Increase	N/A	N/A
			Market Movement	Increase	(1.4%)	(1.4%)

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) (consolidated)
July 31, 2026
Investments	Shares	Value
COMMON STOCKS – 91.8%
Automobiles – 7.5%
Tesla, Inc.*	385,983	$120,121,769
Broadline Retail – 5.4%
Amazon.com, Inc.*	262,539	71,300,342
MercadoLibre, Inc. (Brazil)*	8,688	16,315,629
Total Broadline Retail		87,615,971
Capital Markets – 9.3%
Bullish (Cayman Islands)*	988,222	21,533,357
Coinbase Global, Inc., Class A*	376,390	55,050,801
Robinhood Markets, Inc., Class A*	846,608	73,282,389
Total Capital Markets		149,866,547
Diversified Telecommunication Services – 3.4%
Space Exploration Technologies Corp., Class A*(a)	497,209	53,882,539
Entertainment – 4.7%
Brera Holdings PLC, Class B (Ireland)*	128,911	505,709
Netflix, Inc.*	266,351	19,100,030
ROBLOX Corp., Class A*	1,035,245	36,854,722
Spotify Technology SA*	37,749	18,872,235
Total Entertainment		75,332,696
Financial Services – 5.0%
Block, Inc.*	713,169	57,937,850
Toast, Inc., Class A*	714,670	23,062,401
Total Financial Services		81,000,251
Hotels, Restaurants & Leisure – 3.7%
Airbnb, Inc., Class A*	63,842	9,673,340
DoorDash, Inc., Class A*	93,876	18,414,716
DraftKings, Inc., Class A*	625,131	14,678,076
Genius Sports Ltd. (United Kingdom)*	2,418,756	16,761,979
Total Hotels, Restaurants & Leisure		59,528,111
Interactive Media & Services – 7.2%
Alphabet, Inc., Class A	12,249	4,362,236
Alphabet, Inc., Class C	183,156	65,322,588
Meta Platforms, Inc., Class A	81,544	45,396,360
Total Interactive Media & Services		115,081,184
IT Services – 11.1%
Cloudflare, Inc., Class A*	122,663	34,220,523
CoreWeave, Inc., Class A*(a)	717,087	51,465,334
Shopify, Inc., Class A (Canada)*	612,452	71,748,752
Snowflake, Inc.*	70,617	20,710,554
Total IT Services		178,145,163
Semiconductors & Semiconductor Equipment – 15.6%
Advanced Micro Devices, Inc.*	251,012	119,519,364
Broadcom, Inc.	93,842	36,530,814
Cerebras Systems, Inc., Class A*	143,983	28,610,862
NVIDIA Corp.	139,805	28,065,854
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(b)	93,341	37,733,099
Total Semiconductors & Semiconductor Equipment		250,459,993
Investments	Shares	Value
Software – 17.3%
BitMine Immersion Technologies, Inc.(a)	1,513,855	$26,159,414
Circle Internet Group, Inc.*	923,960	57,849,136
Crowdstrike Holdings, Inc., Class A*	220,786	42,139,216
Datadog, Inc., Class A*(a)	157,347	42,164,276
Figma, Inc., Class A*	797,927	19,405,585
Gitlab, Inc., Class A*	628,865	21,702,131
Palantir Technologies, Inc., Class A*	362,775	44,643,091
Rubrik, Inc., Class A*	331,406	23,980,538
Total Software		278,043,387
Technology Hardware, Storage & Peripherals – 1.6%
Everpure, Inc., Class A*	329,159	25,401,200
Total Common Stocks (Cost $1,849,581,397)		1,474,478,811
EXCHANGE-TRADED FUNDS – 5.4%
Financials – 5.4%
3iQ Ether Staking ETF (Canada)*†	798,583	5,701,882
3iQ Solana Staking ETF (Canada)*	455,930	2,703,665
ARK 21Shares Bitcoin ETF†	3,775,474	78,718,256
Total Financials		87,123,803
Total Exchange-Traded Funds (Cost $64,468,023)		87,123,803
PREFERRED STOCK – 2.6%
Software – 2.6%
OpenAI Group PBC*(c) (Cost $42,999,686)	62,528	42,400,975
WARRANTS – 0.0%(d)
Entertainment – 0.0%(d)
Brera Holdings PLC	139,569	259,599
Total Warrants (Cost $–)		259,599
MONEY MARKET FUND – 0.2%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.56%(e) (Cost $3,051,984)	3,051,984	3,051,984
Total Investments – 100.0% (Cost $1,960,101,090)		1,607,315,172
Liabilities in Excess of Other Assets – (0.0)%(c)		(484,032)
Net Assets – 100.0%		$1,606,831,140

†      Affiliated security

*      Non-income producing security

(a)   All or a portion of the security was on loan. The aggregate market value of the securities on loan was $106,518,824; total market value of the collateral held by the fund was $111,556,262. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $111,556,262.

(b)   American Depositary Receipt

(c)   Investment fair valued by ARK Investment Management LLC (the “Adviser”) in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and are subject to the oversight of, the Board of Trustees. For fair value measurement disclosure purposes, investment is classified as Level 3.

(d)   Less than 0.05%

(e)   Rate shown represents annualized 7-day yield as of July 31, 2026.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) (consolidated)
July 31, 2026

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2026	Value ($) at 7/31/2026(a)
Exchange-Traded Funds — 5.4%
Financials — 5.4%
3iQ Ether Staking ETF	26,490,795	11,338,081	(27,321,883)	1,427,412	(6,232,523)	—	—	—	798,583	5,701,882
3iQ Solana Staking ETF^(b)	11,484,873	6,974,050	(12,945,934)	1,225,782	(1,642,764)	(2,392,342)	121,790	—	—	—
ARK 21Shares Bitcoin ETF	156,417,540	8,706,390	(13,315,856)	1,206,755	(74,296,573)	—	—	—	3,775,474	78,718,256
	$194,393,208	$27,018,521	$(53,583,673)	$3,859,949	$ (82,171,860)	$(2,392,342)	$ 121,790	$ —	4,574,057	$84,420,138

^      As of July 31, 2026, the company was no longer considered to be an affiliated security.

(a)    The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments to view the fair value and number of shares as of July 31, 2026.

(b)    The company was considered to be an affiliated security for a limited period during the year. As such, the realized gain (loss) during the year is reflected is net realized gain (loss) on investments in affiliated securities and the net change in unrealized appreciation (depreciation) is reflected in net change in unrealized appreciation (depreciation) on investments in non-affiliated securities in the Statement of Operations.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•     Level 1 – Quoted prices in active markets for identical assets.

•     Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•     Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2026, based upon the three levels defined above:

ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF)	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,474,478,811	$ —	$ —	$1,474,478,811
Exchange-Traded Funds	87,123,803	—	—	87,123,803
ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF)	Level 1	Level 2	Level 3	Total
Preferred Stock‡	$ —	$ —	$42,400,975	$ 42,400,975
Warrants	—	259,599	—	259,599
Money Market Fund	3,051,984	—	—	3,051,984
Total	$1,564,654,598	$259,599	$42,400,975	$1,607,315,172

‡      Please refer to the Schedule of Investments to view securities segregated by industry type.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the year ended July 31, 2026

	Preferred Stocks	Total
Balance at July 31, 2025	—	—
Purchases	42,999,687	42,999,687
Sales	—	—
Transfer into Level 3	—	—
Transfer out of Level 3	—	—
Net Realized Gain (Loss)	—	—
Net Change in Unrealized Appreciation (Depreciation)*	(598,712)	(598,712)
Ending Balance at July 31, 2026	42,400,975	42,400,975
Net Change in Unrealized Appreciation (Depreciation) on Level 3 securities still held as of July 31, 2026	(598,712)	(598,712)

*         Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at July 31, 2026 may be due to securities no longer held or categorized as Level 3 at period end.

Asset type	Fair Value	Valuation Approach	Significant Unobervable input	Impact to value if inputs increases	Range	Weighted Average
Preferred Stock in Private Companies	42,400,975	Market Approach	Precedent transaction	Increase	N/A	N/A
			Market Movement	Increase	(1.4%)	(1.4%)

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) (consolidated)
July 31, 2026
Investments	Shares	Value
COMMON STOCKS – 90.0%
Banks – 2.1%
NU Holdings Ltd., Class A (Brazil)*	1,030,653	$14,769,257
Biotechnology – 0.1%
Canton Strategic Holdings, Inc.*(a)	390,059	752,814
Broadline Retail – 10.2%
Alibaba Group Holding Ltd. (China)(b)	4,307	526,531
Amazon.com, Inc.*	112,209	30,473,720
MercadoLibre, Inc. (Brazil)*	12,996	24,405,838
Sea Ltd. (Singapore)*(b)	152,376	16,264,614
Total Broadline Retail		71,670,703
Capital Markets – 16.3%
Bullish (Cayman Islands)*	745,851	16,252,093
Coinbase Global, Inc., Class A*	251,352	36,762,743
Etoro Group Ltd., Class A (Israel)*(a)	247,851	8,840,845
Futu Holdings Ltd. (Hong Kong)(b)	96,822	10,177,929
Robinhood Markets, Inc., Class A*	433,692	37,540,380
Securitize Corp.*(a)	649,572	4,332,645
Total Capital Markets		113,906,635
Consumer Finance – 3.2%
Kaspi.KZ JSC (Kazakhstan)(b)	39,943	3,546,140
SoFi Technologies, Inc.*(a)	1,137,249	18,548,531
Total Consumer Finance		22,094,671
Entertainment – 4.0%
Brera Holdings PLC, Class B (Ireland)*(a)	81,588	320,035
ROBLOX Corp., Class A*	420,212	14,959,547
Roku, Inc.*	3,509	508,840
Spotify Technology SA*	24,934	12,465,504
Total Entertainment		28,253,926
Financial Services – 16.2%
Adyen NV (Netherlands)*(c)	14,294	14,454,051
Block, Inc.*	572,373	46,499,582
Klarna Group PLC (United Kingdom)*(a)	685,041	12,974,677
PayPay Corp. (Japan)*(a)(b)	235,647	3,565,339
Toast, Inc., Class A*	1,113,239	35,924,223
Total Financial Services		113,417,872
Hotels, Restaurants & Leisure – 5.2%
Airbnb, Inc., Class A*	82,300	12,470,096
DoorDash, Inc., Class A*	56,481	11,079,313
DraftKings, Inc., Class A*	558,450	13,112,406
Total Hotels, Restaurants & Leisure		36,661,815
Interactive Media & Services – 3.5%
Meta Platforms, Inc., Class A	44,083	24,541,447
IT Services – 9.3%
Shopify, Inc., Class A (Canada)*	552,766	64,756,537
Real Estate Management & Development – 0.7%
Zillow Group, Inc., Class C*	146,765	4,998,816
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 6.1%
Advanced Micro Devices, Inc.*	51,677	$24,606,003
NVIDIA Corp.	88,980	17,862,735
Total Semiconductors & Semiconductor Equipment		42,468,738
Software – 13.1%
BitMine Immersion Technologies, Inc.(a)	734,466	12,691,573
Circle Internet Group, Inc.*	534,505	33,465,358
Crowdstrike Holdings, Inc., Class A*	85,286	16,277,686
Palantir Technologies, Inc., Class A*	240,840	29,637,770
Total Software		92,072,387
Total Common Stocks (Cost $936,623,777)		630,365,618
EXCHANGE-TRADED FUNDS – 7.0%
Financials – 7.0%
3iQ Ether Staking ETF (Canada)*†	497,416	3,551,550
3iQ Solana Staking ETF (Canada)*	373,296	2,213,646
ARK 21Shares Bitcoin ETF†	2,096,992	43,722,073
Total Financials		49,487,269
Total Exchange-Traded Funds (Cost $56,730,298)		49,487,269
PREFERRED STOCK – 3.1%
Software – 3.1%
OpenAI Group PBC*(d) (Cost $21,999,792)	31,991	21,693,475
WARRANTS – 0.0%(e)
Entertainment – 0.0%(e)
Brera Holdings PLC	78,805	146,578
Total Warrants (Cost $–)		146,578
MONEY MARKET FUND – 0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.56%(f) (Cost $359,179)	359,179	359,179
Total Investments – 100.2% (Cost $1,015,713,046)		702,052,119
Liabilities in Excess of Other Assets – (0.2)%		(1,211,713)
Net Assets – 100.0%		$700,840,406

†     Affiliated security

*     Non-income producing security

(a)   All or a portion of the security was on loan. The aggregate market value of the securities on loan was $40,819,689; total market value of the collateral held by the fund was $42,710,124. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $42,710,124.

(b)  American Depositary Receipt

(c)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)  Investment fair valued by ARK Investment Management LLC (the “Adviser”) in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and are subject to the oversight of, the Board of Trustees. For fair value measurement disclosure purposes, investment is classified as Level 3.

(e)   Less than 0.05%

(f)   Rate shown represents annualized 7-day yield as of July 31, 2026.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) (consolidated)
July 31, 2026

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2026	Value ($) at 7/31/2026(a)
Exchange-Traded Funds — 7.0%
Financials — 7.0%
3iQ Ether Staking ETF	16,741,364	6,209,698	(16,016,496)	992,512	(4,375,528)	—	—	—	497,416	3,551,550
3iQ Solana Staking ETF^(b)	10,756,670	4,279,209	(10,550,375)	1,245,034	(1,655,297)	(1,861,595)	111,204	—	—	—
ARK 21Shares Bitcoin ETF	66,199,787	15,834,247	(3,994,151)	(1,093,895)	(33,223,924)	—	—	—	2,096,992	43,722,073
	$93,697,821	$26,323,154	$(30,561,022)	$1,143,651	$(39,254,749)	$(1,861,595)	$111,204	$ —	2,594,408	$47,273,623

^       As of July 31, 2026, the company was no longer considered to be an affiliated security.

(a)     The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments to view the fair value and number of shares as of July 31, 2026.

(b)     The company was considered to be an affiliated security for a limited period during the year. As such, the realized gain (loss) during the year is reflected is net realized gain (loss) on investments in affiliated securities and the net change in unrealized appreciation (depreciation) is reflected in net change in unrealized appreciation (depreciation) on investments in non-affiliated securities in the Statement of Operations.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2026, based upon the three levels defined above:

ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF)	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$630,365,618	$ —	$ —	$630,365,618
Exchange-Traded Funds	49,487,269	—	—	49,487,269
Preferred Stock‡	—	—	21,693,475	21,693,475
Warrants	—	146,578		146,578
Money Market Fund	359,179	—	—	359,179
Total	$680,212,066	$146,578	$21,693,475	$702,052,119

‡        Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) (consolidated)
July 31, 2026

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the year ended July 31, 2026

	Preferred Stocks	Total
Balance at July 31, 2025	—	—
Purchases	21,999,792	21,999,792
Sales	—	—
Transfer into Level 3	—	—
Transfer out of Level 3	—	—
Net Realized Gain (Loss)	—	—
Net Change in Unrealized Appreciation (Depreciation)*	(306,317)	(306,317)
Ending Balance at July 31, 2026	21,693,475	21,693,475
Net Change in Unrealized Appreciation (Depreciation) on Level 3 securities still held as of July 31, 2026	(306,317)	(306,317)

*         Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at July 31, 2026 may be due to securities no longer held or categorized as Level 3 at period end.

Asset type	Fair Value	Valuation Approach	Significant Unobervable input	Impact to value if inputs increases	Range	Weighted Average
Preferred Stock in Private Companies	21,693,475	Market Approach	Precedent transaction	Increase	N/A	N/A
			Market Movement	Increase	(1.4%)	(1.4%)

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF)
July 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.8%
Aerospace & Defense – 37.8%
AeroVironment, Inc.*(a)	230,428	$34,419,030
Airbus SE (France)	33,116	7,721,555
Archer Aviation, Inc., Class A*(a)	5,101,991	23,673,238
BWX Technologies, Inc.	73,090	12,330,283
Elbit Systems Ltd. (Israel)	15,719	12,711,169
HEICO Corp.	40,866	14,563,008
Honeywell Aerospace, Inc.*	19,950	4,124,463
Intuitive Machines, Inc.*	1,059,590	13,075,341
Kratos Defense & Security Solutions, Inc.*	1,013,090	47,209,994
L3Harris Technologies, Inc.	206,269	57,148,889
Lockheed Martin Corp.	13,429	7,825,616
Rocket Lab Corp.*(a)	554,056	35,985,937
Thales SA (France)	56,827	16,113,838
Total Aerospace & Defense		286,902,361
Air Freight & Logistics – 1.5%
JD Logistics, Inc. (China)*(b)	6,027,958	11,544,926
Automobiles – 3.0%
Tesla, Inc.*	74,135	23,071,553
Broadline Retail – 4.9%
Amazon.com, Inc.*	136,889	37,176,315
Diversified Telecommunication – 1.8%
Iridium Communications, Inc.	290,747	13,763,963
Diversified Telecommunication Services – 7.7%
Space Exploration Technologies Corp., Class A*(a)	537,589	58,258,520
Electrical Equipment – 1.3%
X-Energy, Inc.*(a)	617,420	10,070,120
Electronic Equipment, Instruments & Components – 1.3%
Teledyne Technologies, Inc.*	15,436	10,119,379
Health Care Providers & Services – 0.0%(c)
Strata Critical Medical, Inc.*	13,616	68,352
Hotels, Restaurants & Leisure – 1.8%
DoorDash, Inc., Class A*	68,997	13,534,452
Household Durables – 1.7%
Garmin Ltd.(a)	44,991	13,217,456
Interactive Media & Services – 4.7%
Alphabet, Inc., Class A	6,334	2,255,727
Alphabet, Inc., Class C	92,730	33,072,155
Total Interactive Media & Services		35,327,882
Machinery – 8.8%
Deere & Co.	69,302	41,073,216
Komatsu Ltd. (Japan)	578,146	25,414,369
Total Machinery		66,487,585
Investments	Shares	Value
Passenger Airlines – 2.2%
Joby Aviation, Inc.*(a)	2,304,695	$16,478,569
Semiconductors & Semiconductor Equipment – 14.1%
Advanced Micro Devices, Inc.*	78,596	37,423,485
NVIDIA Corp.	128,266	25,749,399
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(d)	33,939	13,719,841
Teradyne, Inc.	81,743	30,056,084
Total Semiconductors & Semiconductor Equipment		106,948,809
Software – 7.2%
Palantir Technologies, Inc., Class A*	181,216	22,300,441
Synopsys, Inc.*	18,862	7,332,791
Trimble, Inc.*	448,464	25,374,093
Total Software		55,007,325
Total Common Stocks (Cost $923,111,782)		757,977,567
MONEY MARKET FUND – 0.2%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.56%(e) (Cost $1,198,182)	1,198,182	1,198,182
Total Investments – 100.0% (Cost $924,309,964)		759,175,749
Other Assets in Excess of Liabilities – 0.0%(c)		311,592
Net Assets – 100.0%		$759,487,341

*     Non-income producing security

(a)   All or a portion of the security was on loan. The aggregate market value of the securities on loan was $151,374,187; total market value of the collateral held by the fund was $157,149,510. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $157,149,510.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)   Less than 0.05%

(d)  American Depositary Receipt

(e)   Rate shown represents annualized 7-day yield as of July 31, 2026.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF)
July 31, 2026

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2026	Value ($) at 7/31/2026
Exchange-Traded Fund — 0.0%
Equity Fund — 0.0%
The 3D Printing ETF^	3,569,495	—	(3,701,976)	(2,721,356)	2,853,837	—	23,703	—	—	—
	$3,569,495	$ —	$(3,701,976)	$(2,721,356)	$2,853,837	$ —	$23,703	$ —	—	$ —

^     As of July 31, 2026, the Fund was not invested in this company.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2026, based upon the three levels defined above:

ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF)	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$757,977,567	$ —	$ —	$757,977,567
Money Market Fund	1,198,182	—	—	1,198,182
Total	$759,175,749	$ —	$ —	$759,175,749

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments The 3D Printing ETF
July 31, 2026
Investments	Shares	Value
COMMON STOCKS – 98.8%
Aerospace & Defense – 5.8%
ATI, Inc.*	444	$83,223
Carpenter Technology Corp.	148	76,910
General Electric Co.	3,097	1,115,137
L3Harris Technologies, Inc.	3,822	1,058,923
Moog, Inc., Class A(a)	2,750	1,072,088
Total Aerospace & Defense		3,406,281
Automobile Components – 1.8%
Cie Generale des Etablissements Michelin SCA (France)	26,744	1,078,469
Chemicals – 3.9%
Arkema SA (France)	1,177	79,942
Avient Corp.	2,007	72,894
Evonik Industries AG (Germany)	3,927	79,429
Titomic Ltd. (Australia)*	16,946,200	1,967,493
Toray Industries, Inc. (Japan)	10,638	77,426
Total Chemicals		2,277,184
Electrical Equipment – 1.8%
AMETEK, Inc.	4,110	993,428
SGL Carbon SE (Germany)*	16,112	69,673
Total Electrical Equipment		1,063,101
Electronic Equipment, Instruments & Components – 6.0%
Hexagon AB, Class B (Sweden)	116,745	1,147,809
Jabil, Inc.	249	78,448
Renishaw PLC (United Kingdom)	34,439	2,296,614
Total Electronic Equipment, Instruments & Components		3,522,871
Health Care Equipment & Supplies – 10.2%
Align Technology, Inc.*(a)	5,467	924,798
DENTSPLY SIRONA, Inc.	207,727	2,777,310
Straumann Holding AG (Switzerland)	18,259	2,255,809
Total Health Care Equipment & Supplies		5,957,917
Household Durables – 3.3%
Nikon Corp. (Japan)	159,759	1,916,847
Industrial Conglomerates – 5.5%
3M Co.	509	89,726
Siemens AG (Germany)	9,631	3,139,107
Total Industrial Conglomerates		3,228,833
Life Sciences Tools & Services – 3.9%
BICO Group AB (Sweden)*	1,527,673	2,310,232
Machinery – 18.6%
3D Systems Corp.*(a)	822,291	2,170,848
Kennametal, Inc.	2,150	73,036
Lincoln Electric Holdings, Inc.(a)	4,265	1,114,487
Investments	Shares	Value
Machinery – (continued)
OC Oerlikon Corp. AG (Switzerland)	181,314	$1,064,178
Proto Labs, Inc.*	28,649	2,150,107
Sandvik AB (Sweden)	1,964	73,427
Stratasys Ltd.*	275,002	2,150,516
Velo3D, Inc.*(a)	209,897	2,126,257
Total Machinery		10,922,856
Metals & Mining – 2.1%
Kaiser Aluminum Corp.	6,897	1,101,313
Materion Corp.	340	71,686
Voestalpine AG (Austria)	1,452	75,313
Total Metals & Mining		1,248,312
Software – 24.6%
Autodesk, Inc.*(a)	13,382	3,134,064
Dassault Systemes SE (France)	140,010	3,237,123
Materialise NV (Belgium)*(b)	342,123	2,172,481
PTC, Inc.*	23,019	3,158,207
Synopsys, Inc.*	7,030	2,732,983
Total Software		14,434,858
Technology Hardware, Storage & Peripherals – 8.0%
HP, Inc.(a)	90,898	2,478,788
Nano Dimension Ltd. (Israel)*(b)	1,461,479	2,192,219
Total Technology Hardware, Storage & Peripherals		4,671,007
Trading Companies & Distributors – 3.3%
Xometry, Inc., Class A*	22,804	1,954,759
Total Common Stocks (Cost $66,669,922)		57,993,527
PREFERRED STOCK – 0.1%
Household Products – 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $94,947)	905	78,917
MONEY MARKET FUND – 0.6%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.56%(c) (Cost $338,667)	338,667	338,667
Total Investments – 99.5% (Cost $67,103,536)		58,411,111
Other Assets in Excess of Liabilities – 0.5%		265,110
Net Assets – 100.0%		$58,676,221

*      Non-income producing security

(a)   All or a portion of the security was on loan. The aggregate market value of the securities on loan was $10,546,269; total market value of the collateral held by the fund was $10,747,954. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $10,747,954.

(b)  American Depositary Receipt

(c)   Rate shown represents annualized 7-day yield as of July 31, 2026.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) The 3D Printing ETF
July 31, 2026

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2026, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$57,993,527	$ —	$ —	$57,993,527
Preferred Stock‡	78,917	—	—	78,917
Money Market Fund	338,667	—	—	338,667
Total	$58,411,111	$ —	$ —	$58,411,111

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Israel Innovative Technology ETF
July 31, 2026
Investments	Shares	Value
COMMON STOCKS – 98.1%
Aerospace & Defense – 9.1%
Aryt Industries Ltd. (Israel)	245,140	$2,023,518
Ashot-Ashkelon Industries Ltd. (Israel)	77,982	1,966,325
Bet Shemesh Engines Holdings 1997 Ltd. (Israel)*	7,492	2,036,922
Elbit Systems Ltd. (Israel)	2,912	2,345,415
Smart Shooter Ltd. (Israel)*	243,525	1,989,471
TAT Technologies Ltd.*	51,337	2,107,899
Total Aerospace & Defense		12,469,550
Automobile Components – 1.4%
Mobileye Global, Inc., Class A (Israel)*	243,997	1,937,336
Biotechnology – 3.0%
Compugen Ltd. (Israel)*	887,867	2,055,761
UroGen Pharma Ltd.*	54,250	2,074,520
Total Biotechnology		4,130,281
Capital Markets – 1.5%
Etoro Group Ltd., Class A (Israel)*(a)	57,689	2,057,767
Communications Equipment – 6.4%
AudioCodes Ltd. (Israel)	224,791	2,153,498
Gilat Satellite Networks Ltd. (Israel)*(a)	196,785	2,174,474
Ituran Location and Control Ltd. (Israel)	39,397	2,173,139
Silicom Ltd. (Israel)*	55,329	2,203,754
Total Communications Equipment		8,704,865
Construction & Engineering – 1.6%
Afcon Holdings Ltd. (Israel)	11,233	2,205,071
Diversified Telecommunication – 1.6%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	911,628	2,183,851
Electronic Equipment, Instruments & Components – 7.9%
Nayax Ltd. (Israel)*	33,575	2,282,639
PCB Technologies Ltd. (Israel)*	541,570	2,330,000
RP Optical Lab Ltd. (Israel)*	159,460	2,112,395
SaverOne 2014 Ltd. (Israel)*†(b)	526,134	1,951,957
Telsys Ltd. (Israel)	18,834	2,133,267
Total Electronic Equipment, Instruments & Components		10,810,258
Entertainment – 1.5%
Playtika Holding Corp.	528,629	2,109,230
Health Care Equipment & Supplies – 6.2%
Alpha Tau Medical Ltd. (Israel)*(a)	184,377	2,173,805
Brainsway Ltd. (Israel)*(b)	146,850	2,236,525
Inmode Ltd.*	139,148	2,106,701
SofWave Medical Ltd. (Israel)*	144,844	1,929,674
Total Health Care Equipment & Supplies		8,446,705
Investments	Shares	Value
Health Care Providers & Services – 1.6%
Amal Holdings AD Ltd. (Israel)	382,908	$2,147,241
Hotels, Restaurants & Leisure – 4.6%
Fattal Holdings 1998 Ltd. (Israel)*	9,471	2,100,570
Isrotel Ltd. (Israel)*	50,535	2,088,196
Issta Ltd. (Israel)	74,097	2,172,849
Total Hotels, Restaurants & Leisure		6,361,615
Interactive Media & Services – 1.5%
Taboola.com Ltd. (Israel)*	397,003	1,988,985
IT Services – 6.3%
Malam-Team Holding Ltd. (Israel)*	1	23
Matrix IT Ltd. (Israel)	76,131	2,154,525
One Software Technologies Ltd. (Israel)	100,590	2,151,668
TSG IT Advanced Systems Ltd. (Israel)*	15,462	2,087,231
Wix.com Ltd. (Israel)*	41,078	2,260,522
Total IT Services		8,653,969
Machinery – 1.5%
Stratasys Ltd.*	263,217	2,058,357
Media – 3.1%
Nexxen International Ltd. (Israel)*	210,004	2,158,841
Perion Network Ltd. (Israel)*	225,335	2,149,696
Total Media		4,308,537
Personal Care Products – 1.4%
Oddity Tech Ltd., Class A (Israel)*(a)	132,485	1,878,637
Pharmaceuticals – 5.0%
MediWound Ltd. (Israel)*(a)	146,717	2,071,644
Sol-Gel Technologies Ltd. (Israel)*	28,318	2,329,155
Teva Pharmaceutical Industries Ltd. (Israel)*(b)	68,653	2,403,542
Total Pharmaceuticals		6,804,341
Professional Services – 4.3%
Danel Adir Yeoshua Ltd. (Israel)	14,562	2,051,019
Fiverr International Ltd.*	184,562	1,648,139
Hilan Ltd. (Israel)	29,748	2,129,515
Total Professional Services		5,828,673
Semiconductors & Semiconductor Equipment – 7.2%
Camtek Ltd. (Israel)*(a)	14,844	1,966,236
Nova Ltd. (Israel)*(a)	4,628	1,808,947
Qualitau Ltd. (Israel)	12,912	2,134,187
Tower Semiconductor Ltd. (Israel)*	9,196	2,020,085
Valens Semiconductor Ltd. (Israel)*	1,251,107	1,964,238
Total Semiconductors & Semiconductor Equipment		9,893,693

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Israel Innovative Technology ETF
July 31, 2026
Investments	Shares	Value
Software – 18.3%
Allot Ltd. (Israel)*	259,103	$1,966,691
Cellebrite DI Ltd. (Israel)*	139,021	2,050,560
Check Point Software Technologies Ltd. (Israel)*	16,112	2,048,319
Cognyte Software Ltd. (Israel)*	244,586	2,186,599
JFrog Ltd.*	25,182	2,009,272
Monday.com Ltd.*(a)	27,267	2,376,319
Nice Ltd. (Israel)*(a)(b)	21,536	2,127,541
Pagaya Technologies Ltd., Class A*(a)	123,942	2,388,362
RADCOM Ltd. (Israel)*	159,788	1,636,229
Radware Ltd. (Israel)*	72,865	1,908,334
Riskified Ltd., Class A*	421,877	2,189,542
SimilarWeb Ltd. (Israel)*	307,891	2,207,578
Total Software		25,095,346
Wireless Telecommunication Services – 3.1%
Cellcom Israel Ltd. (Israel)	198,244	2,142,968
Partner Communications Co. Ltd. (Israel)	171,916	2,121,600
Total Wireless Telecommunication Services		4,264,568
Total Common Stocks (Cost $113,136,386)		134,338,876
MONEY MARKET FUND – 0.2%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.56%(c) (Cost $319,062)	319,062	319,062
Total Investments – 98.3% (Cost $113,455,448)		134,657,938
Other Assets in Excess of Liabilities – 1.7%		2,263,003
Net Assets – 100.0%		$136,920,941

†     Affiliated security

*     Non-income producing security

(a)   All or a portion of the security was on loan. The aggregate market value of the securities on loan was $10,774,293; total market value of the collateral held by the fund was $11,108,215. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $11,108,215.

(b)  American Depositary Receipt

(c)   Rate shown represents annualized 7-day yield as of July 31, 2026.

Country	Value	% of Net Assets
Israel	$113,270,536	82.7%
United States	21,387,402	15.6
Total Investments	134,657,938	98.3
Other Assets in Excess of Liabilities	2,263,003	1.7
Net Assets	$136,920,941	100.0%

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2026	Value ($) at 7/31/2026(a)
Common Stock — 1.4%
Electronic Equipment, Instruments & Components — 1.4%
SaverOne 2014 Ltd.	—	1,669,631	—	—	282,326	—	—	—	526,134	1,951,957
	$ —	$1,669,631	$ —	$ —	$282,326	$ —	$ —	$ —	526,134	$1,951,957

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments to view the fair value and number of shares as of July 31, 2026.

See accompanying Notes to Financial Statements.

Schedule of Investments (concluded) ARK Israel Innovative Technology ETF
July 31, 2026

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2026, based upon the three levels defined above:

ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$134,338,876	$ —	$ —	$134,338,876
Money Market Fund	319,062	—	—	319,062
Total	$134,657,938	$ —	$ —	$134,657,938

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
July 31, 2026
	ARK Genomic Revolution ETF	ARK Autonomous Technology & Robotics ETF	ARK Innovation ETF	ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) (consolidated)
ASSETS:
Investments in non-affiliated securities at fair value (Note 2)(1)	$1,357,918,486	$ 1,857,262,629	$ 5,044,973,445	$ 1,522,895,034
Investments in affiliated securities at fair value (Note 2)	196,340,445	—	525,121,361	84,420,138
Receivables:
Dividends and interest	11,006	460,648	236,789	16,452
Capital shares sold	—	—	32,028,397	—
Investment securities sold	3,841,852	34,114	83,644,651	15,194,836
Securities lending income	62,042	381,208	367,783	47,843
Tax reclaims	4,024,465	42,857	1,446,000	98,299
Total Assets	1,562,198,296	1,858,181,456	5,687,818,426	1,622,672,602
LIABILITIES:
Due to Broker	—	—	699	—
Payables:
Capital shares purchased	3,859,295	—	71,174,216	6,837,294
Investment securities purchased	—	69,657	50,102,183	7,892,899
Management fees (Note 3)	1,047,468	1,303,523	4,042,503	1,111,269
Total Liabilities	4,906,763	1,373,180	125,319,601	15,841,462
NET ASSETS	$ 1,557,291,533	$ 1,856,808,276	$ 5,562,498,825	$ 1,606,831,140
NET ASSETS CONSIST OF:
Paid-in capital	$ 5,769,684,930	$ 2,957,846,103	$ 16,574,974,248	$ 3,983,072,245
Total accumulated loss	(4,212,393,397)	(1,101,037,827)	(11,012,475,423)	(2,376,241,105)
NET ASSETS	$ 1,557,291,533	$ 1,856,808,276	$ 5,562,498,825	$ 1,606,831,140
Shares outstanding no par value (unlimited shares authorized)	40,350,000	16,150,000	78,150,000	11,750,000
Net asset value, per share	$ 38.59	$ 114.97	$ 71.18	$ 136.75
Investments in non-affiliated securities at cost	$ 2,277,149,575	$ 2,339,706,752	$ 7,606,533,959	$ 1,895,633,067
Investments in affiliated securities at cost	$ 359,802,310	$ —	$ 1,603,107,605	$ 64,468,023

(1)  Includes loaned securities having a market value of $373,301,589, $318,535,492, $1,166,647,331 and $106,518,824 for ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF and ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF), respectively.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)
July 31, 2026
	ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) (consolidated)	ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF)	The 3D Printing ETF	ARK Israel Innovative Technology ETF
ASSETS:
Investments in non-affiliated securities at fair value (Note 2)(1)	$ 654,778,496	$ 759,175,749	$ 58,411,111	$132,705,981
Investments in affiliated securities at fair value (Note 2)	47,273,623	—	—	1,951,957
Due from Broker	1,037	—	—	—
Receivables:
Dividends and interest	3,197	149,528	6,593	723
Capital shares sold	511	442	—	—
Investment securities sold	9,697,263	12,358,881	—	2,334,092
Securities lending income	19,398	50,916	7,895	22,546
Tax reclaims	126,169	18,483	284,875	—
Total Assets	711,899,694	771,753,999	58,710,474	137,015,299
LIABILITIES:
Due to custodian for foreign currency	4,052	89,759	8	625
Payables:
Capital shares purchased	9,926,487	10,718,131	—	—
Investment securities purchased	638,137	922,151	—	34,900
Management fees (Note 3)	490,612	536,617	33,726	57,632
Other accrued expenses	—	—	519	1,201
Total Liabilities	11,059,288	12,266,658	34,253	94,358
NET ASSETS	$ 700,840,406	$ 759,487,341	$ 58,676,221	$136,920,941
NET ASSETS CONSIST OF:
Paid-in capital	$ 2,535,976,369	$1,002,949,399	$ 315,353,519	$230,407,907
Total accumulated loss	(1,835,135,963)	(243,462,058)	(256,677,298)	(93,486,966)
NET ASSETS	$700,840,406	$ 759,487,341	$ 58,676,221	$136,920,941
Shares outstanding no par value (unlimited shares authorized)	17,650,000	24,800,000	2,450,000	4,650,000
Net asset value, per share	$ 39.71	$ 30.62	$ 23.95	$ 29.45
Investments in non-affiliated securities at cost	$ 958,982,748	$ 924,309,964	$ 67,103,536	$111,785,817
Investments in affiliated securities at cost	$ 56,730,298	$ —	$ —	$ 1,669,631

(1)  Includes loaned securities having a market value of $40,819,689, $151,374,187, $10,546,269 and $10,774,293 for ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF), ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF), The 3D Printing ETF and ARK Israel Innovative Technology ETF, respectively.

See accompanying Notes to Financial Statements.

Statements of Operations
For the Year Ended July 31, 2026
	ARK Genomic Revolution ETF	ARK Autonomous Technology & Robotics ETF	ARK Innovation ETF	ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) (consolidated)
INVESTMENT INCOME:
Unaffiliated dividend income	$ 476,162	$ 5,704,425	$ 6,149,430	$ 1,741,806
Affiliated dividend income	—	—	—	121,790
Foreign withholding tax	—	(290,123)	(203,372)	(144,688)
Securities lending income	486,281	3,533,235	3,110,147	428,352
Total Income	962,443	8,947,537	9,056,205	2,147,260
EXPENSES:
Management fees	9,203,883	13,919,539	54,448,678	15,070,490
Overdraft expense	—	14	508	3,985
Total Expenses	9,203,883	13,919,553	54,449,186	15,074,475
Net Investment Loss	(8,241,440)	(4,972,016)	(45,392,981)	(12,927,215)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments in non-affiliated securities	(136,321,061)	52,285,557	(615,269,137)	(210,560,916)
Investments in affiliated securities	(41,426,431)	(38,368,257)	(505,576,921)	(346,831)
In-kind redemptions – non-affiliated securities	186,953,650	1,033,897,807	2,957,575,321	1,158,907,999
In-kind redemptions – affiliated securities	25,653,224	2,982,280	141,682,981	4,206,780
Net realized gain	34,859,382	1,050,797,387	1,978,412,244	952,207,032
Change in unrealized appreciation (depreciation) on:
Investments in non-affiliated securities	408,776,979	(893,897,165)	(3,076,628,229)	(1,094,041,532)
Investments in affiliated securities	111,840,381	41,560,680	967,845,696	(82,171,860)
Change in unrealized appreciation (depreciation)	520,617,360	(852,336,485)	(2,108,782,533)	(1,176,213,392)
Net realized and unrealized gain (loss) on investments and foreign currency translation	555,476,742	198,460,902	(130,370,289)	(224,006,360)
Net Increase (Decrease) in Net Assets Resulting From Operations	$547,235,302	$ 193,488,886	$ (175,763,270)	$ (236,933,575)

See accompanying Notes to Financial Statements.

Statements of Operations (concluded)
For the Year Ended July 31, 2026
	ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) (consolidated)	ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF)	The 3D Printing ETF	ARK Israel Innovative Technology ETF
INVESTMENT INCOME:
Unaffiliated dividend income	$ 1,051,162	$ 3,656,370	$ 1,032,862	$ 1,592,002
Affiliated dividend income	111,204	—	—	—
Foreign withholding tax	(49,278)	(133,954)	(95,200)	(346,594)
Securities lending income	407,615	77,369	38,771	102,608
Total Income	1,520,703	3,599,785	976,433	1,348,016
EXPENSES:
Management fees	7,804,807	5,069,911	444,403	631,758
Overdraft expense	3,705	4,154	195	7,352
Other expenses	—	—	6,838	13,162
Total Expenses	7,808,512	5,074,065	451,436	652,272
Less expense waivers and reimbursements	—	(7,409)(1)	—	—
Net Expenses	7,808,512	5,066,656	451,436	652,272
Net Investment Income (Loss)	(6,287,809)	(1,466,871)	524,997	695,744
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments in non-affiliated securities	(53,617,107)	9,800,717	(15,930,817)	12,746,229
Investments in affiliated securities	521,021	(1,495,199)	—	—
Foreign currency transactions	8,495	(39,353)	(33,262)	(136,912)
In-kind redemptions – non-affiliated securities	517,719,571	315,375,776	3,539,130	1,495,254
In-kind redemptions – affiliated securities	622,630	(1,226,157)	—	—
Net realized gain (loss)	465,254,610	322,415,784	(12,424,949)	14,104,571
Change in unrealized appreciation (depreciation) on:
Investments in non-affiliated securities	(713,206,228)	(271,569,415)	19,015,465	(3,577,292)
Investments in affiliated securities	(39,254,749)	2,853,837	—	282,326
Foreign currency translation	2,033	(8,212)	39,546	(21)
Change in unrealized appreciation (depreciation)	(752,458,944)	(268,723,790)	19,055,011	(3,294,987)
Net realized and unrealized gain (loss) on investments and foreign currency translation	(287,204,334)	53,691,994	6,630,062	10,809,584
Net Increase (Decrease) in Net Assets Resulting From Operations	$(293,492,143)	$ 52,225,123	$ 7,155,059	$11,505,328

(1)  The Adviser has agreed to reduce the acquired fund fees and expenses from their management fees for ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF) as a result of investing in The 3D Printing ETF. Refer to Note 3.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	ARK Genomic Revolution ETF		ARK Autonomous Technology & Robotics ETF
	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025
OPERATIONS:
Net investment loss	$ (8,241,440)	$ (8,994,461)	$ (4,972,016)	$ (2,528,212)
Net realized gain (loss) on investments and foreign currency transactions	34,859,382	(1,210,928,365)	1,050,797,387	(214,868,086)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	520,617,360	1,017,090,974	(852,336,485)	712,625,449
Net increase (decrease) in net assets resulting from operations	547,235,302	(202,831,852)	193,488,886	495,229,151
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	(4,619,543)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,090,370,001	1,859,869,317	4,710,956,454	106,648,852
Cost of shares redeemed	(2,092,116,705)	(2,108,636,484)	(4,295,420,360)	(141,294,993)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,746,704)	(248,767,167)	415,536,094	(34,646,141)
Increase (decrease) in net assets	545,488,598	(451,599,019)	604,405,437	460,583,010
NET ASSETS:
Beginning of year	1,011,802,935	1,463,401,954	1,252,402,839	791,819,829
End of year	$ 1,557,291,533	$ 1,011,802,935	$ 1,856,808,276	$1,252,402,839
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	42,400,000	54,300,000	12,900,000	14,000,000
Shares sold	66,350,000	75,700,000	36,700,000	1,200,000
Shares redeemed	(68,400,000)	(87,600,000)	(33,450,000)	(2,300,000)
Shares outstanding, end of year	40,350,000	42,400,000	16,150,000	12,900,000

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	ARK Innovation ETF		ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF)
	Year Ended July 31, 2026	Year Ended July 31, 2025	(consolidated) Year Ended July 31, 2026	(consolidated) Year Ended July 31, 2025
OPERATIONS:
Net investment loss	$ (45,392,981)	$ (42,967,278)	$ (12,927,215)	$ (11,480,358)
Net realized gain (loss) on investments and foreign currency transactions	1,978,412,244	(14,635,185)	952,207,032	7,367,939
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(2,108,782,533)	3,123,262,732	(1,176,213,392)	1,177,100,779
Net increase (decrease) in net assets resulting from operations	(175,763,270)	3,065,660,269	(236,933,575)	1,172,988,360
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	(33,510,300)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	39,609,905,131	10,377,792,723	3,514,064,017	421,980,051
Cost of shares redeemed	(41,909,229,475)	(11,371,564,581)	(4,143,147,487)	(482,992,098)
Net decrease in net assets resulting from shareholder transactions	(2,299,324,344)	(993,771,858)	(629,083,470)	(61,012,047)
Increase (decrease) in net assets	(2,475,087,614)	2,071,888,411	(899,527,345)	1,111,976,313
NET ASSETS:
Beginning of year	8,037,586,439	5,965,698,028	2,506,358,485	1,394,382,172
End of year	$ 5,562,498,825	$ 8,037,586,439	$ 1,606,831,140	$2,506,358,485
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	106,850,000	131,100,000	15,850,000	17,800,000
Shares sold	510,450,000	179,200,000	22,600,000	3,100,000
Shares redeemed	(539,150,000)	(203,450,000)	(26,700,000)	(5,050,000)
Shares outstanding, end of year	78,150,000	106,850,000	11,750,000	15,850,000

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF)		ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF)
	(consolidated) Year Ended July 31, 2026	(consolidated) Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025
OPERATIONS:
Net investment loss	$ (6,287,809)	$ (6,374,882)	$ (1,466,871)	$ (190,839)
Net realized gain (loss) on investments and foreign currency transactions	465,254,610	42,197,203	322,415,784	(18,357,781)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(752,458,944)	642,711,228	(268,723,790)	169,545,655
Net increase (decrease) in net assets resulting from operations	(293,492,143)	678,533,549	52,225,123	150,997,035
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(993,300)	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,550,030,668	202,001,376	1,479,331,635	56,904,403
Cost of shares redeemed	(1,914,680,016)	(348,773,379)	(1,171,847,157)	(34,359,721)
Net increase (decrease) in net assets resulting from shareholder transactions	(364,649,348)	(146,772,003)	307,484,478	22,544,682
Increase (decrease) in net assets	(659,134,791)	531,761,546	359,709,601	173,541,717
NET ASSETS:
Beginning of year	1,359,975,197	828,213,651	399,777,740	226,236,023
End of year	$ 700,840,406	$1,359,975,197	$ 759,487,341	$399,777,740
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	25,350,000	30,400,000	15,300,000	14,800,000
Shares sold	30,750,000	4,600,000	44,750,000	2,450,000
Shares redeemed	(38,450,000)	(9,650,000)	(35,250,000)	(1,950,000)
Shares outstanding, end of year	17,650,000	25,350,000	24,800,000	15,300,000

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	The 3D Printing ETF		ARK Israel Innovative Technology ETF
	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025
OPERATIONS:
Net investment income	$ 524,997	$ 328,736	$ 695,744	$ 347,599
Net realized gain (loss) on investments and foreign currency transactions	(12,424,949)	(16,813,900)	14,104,571	10,101,426
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	19,055,011	20,907,774	(3,294,987)	23,037,011
Net increase in net assets resulting from operations	7,155,059	4,422,610	11,505,328	33,486,036
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(550,809)	(470,008)	(3,391,981)	(440,003)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	—	15,045,631	610,729
Cost of shares redeemed	(22,645,069)	(34,589,244)	(4,210,206)	(14,897,487)
Net increase (decrease) in net assets resulting from shareholder transactions	(22,645,069)	(34,589,244)	10,835,425	(14,286,758)
Increase (decrease) in net assets	(16,040,819)	(30,636,642)	18,948,772	18,759,275
NET ASSETS:
Beginning of year	74,717,040	105,353,682	117,972,169	99,212,894
End of year	$ 58,676,221	$ 74,717,040	$136,920,941	$117,972,169
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	3,450,000	5,100,000	4,300,000	4,950,000
Shares sold	—	—	500,000	25,000
Shares redeemed	(1,000,000)	(1,650,000)	(150,000)	(675,000)
Shares outstanding, end of year	2,450,000	3,450,000	4,650,000	4,300,000

See accompanying Notes to Financial Statements.

Financial Highlights ARK Genomic Revolution ETF For a share outstanding throughout each year presented.
	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022
Per Share Data:
Net asset value, beginning of year	$ 23.86	$ 26.95	$ 37.94	$ 36.67	$ 84.40
Net investment loss(1)	(0.20)	(0.19)	(0.20)	(0.23)	(0.35)
Net realized and unrealized gain (loss) on investments	14.93	(2.90)	(10.79)	1.50	(47.00)
Total gain (loss) from investment operations	14.73	(3.09)	(10.99)	1.27	(47.35)
Distributions to shareholders:
Net realized gains	—	—	—	—	(0.38)
Total distributions	—	—	—	—	(0.38)
Net asset value, end of year	$ 38.59	$ 23.86	$ 26.95	$ 37.94	$ 36.67
Market value, end of year	$ 38.56	$ 23.82	$ 26.95	$ 38.00	$ 36.61
Total Return at Net Asset Value(2)	61.72%	(11.46)%	(28.97)%	3.46%	(56.27)%
Total Return at Market Value(2)	61.88%	(11.61)%	(29.08)%	3.80%	(56.32)%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$1,557,292	$1,011,803	$1,463,402	$2,496,662	$2,780,026
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.67)%	(0.79)%	(0.71)%	(0.70)%	(0.62)%
Portfolio turnover rate(3)	34%	33%	26%	28%	51%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends, and distributions at market value during the year, and sale at the market value on the last day of the year. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade.

(3)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Autonomous Technology & Robotics ETF For a share outstanding throughout each year presented.
	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022
Per Share Data:
Net asset value, beginning of year	$ 97.09	$ 56.56	$ 58.83	$ 56.11	$ 81.12
Net investment loss(1)	(0.32)	(0.20)	(0.13)	(0.16)	(0.30)
Net realized and unrealized gain (loss) on investments	18.51	40.73	(2.14)	2.88	(24.10)
Total gain (loss) from investment operations	18.19	40.53	(2.27)	2.72	(24.40)
Distributions to shareholders:
Net investment income	(0.31)	—	—	—	—
Net realized gains	—	—	—	—	(0.61)
Total distributions	(0.31)	—	—	—	(0.61)
Net asset value, end of year	$ 114.97	$ 97.09	$ 56.56	$ 58.83	$ 56.11
Market value, end of year	$ 115.07	$ 97.07	$ 56.53	$ 58.86	$ 56.07
Total Return at Net Asset Value(2)	18.73%	71.66%	(3.86)%	4.85%	(30.27)%
Total Return at Market Value(2)	18.86%	71.72%	(3.96)%	4.98%	(30.38)%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$1,856,808	$1,252,403	$791,820	$1,170,658	$1,211,939
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.27)%	(0.28)%	(0.25)%	(0.32)%	(0.42)%
Portfolio turnover rate(3)	39%	27%	20%	21%	54%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends, and distributions at market value during the year, and sale at the market value on the last day of the year. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade.

(3)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Innovation ETF For a share outstanding throughout each year presented.
	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022
Per Share Data:
Net asset value, beginning of year	$ 75.22	$ 45.50	$ 50.42	$ 45.14	$ 119.91
Net investment loss(1)	(0.49)	(0.39)	(0.33)	(0.30)	(0.60)
Net realized and unrealized gain (loss) on investments	(3.55)	30.11	(4.59)	5.58	(73.39)
Total gain (loss) from investment operations	(4.04)	29.72	(4.92)	5.28	(73.99)
Distributions to shareholders:
Net realized gains	—	—	—	—	(0.78)
Total distributions	—	—	—	—	(0.78)
Net asset value, end of year	$ 71.18	$ 75.22	$ 45.50	$ 50.42	$ 45.14
Market value, end of year	$ 71.24	$ 75.33	$ 45.53	$ 50.45	$ 45.13
Total Return at Net Asset Value(2)	(5.38)%	65.31%	(9.75)%	11.71%	(62.04)%
Total Return at Market Value(2)	(5.43)%	65.45%	(9.75)%	11.79%	(62.08)%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$5,562,499	$8,037,586	$5,965,698	$9,295,353	$9,336,819
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.63)%	(0.71)%	(0.74)%	(0.74)%	(0.75)%
Portfolio turnover rate(3)	54%	43%	39%	26%	55%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends, and distributions at market value during the year, and sale at the market value on the last day of the year. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade.

(3)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) (consolidated) For a share outstanding throughout each year presented.
	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022
Per Share Data:
Net asset value, beginning of year	$ 158.13	$ 78.34	$ 67.23	$ 54.55	$ 147.37
Net investment loss(1)	(0.95)	(0.72)	(0.46)	(0.37)	(0.81)
Net realized and unrealized gain (loss) on investments	(18.08)	80.51	11.57	13.05	(88.70)
Total gain (loss) from investment operations	(19.03)	79.79	11.11	12.68	(89.51)
Distributions to shareholders:
Net investment income	(2.35)	—	—	—	—
Net realized gains	—	—	—	—	(3.31)
Total distributions	(2.35)	—	—	—	(3.31)
Net asset value, end of year	$ 136.75	$ 158.13	$ 78.34	$ 67.23	$ 54.55
Market value, end of year	$ 136.84	$ 157.97	$ 77.79	$ 67.31	$ 54.48
Total Return at Net Asset Value(2)	(12.18)%	101.87%	16.52%	23.25%	(61.95)%
Total Return at Market Value(2)	(12.04)%	103.07%	15.57%	23.55%	(62.04)%
Ratios/Supplemental Data:
Net assets, end of year (000's omitted)	$1,606,831	$2,506,358	$1,394,382	$1,650,511	$1,456,499
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.64)%	(0.69)%	(0.66)%	(0.74)%	(0.75)%
Portfolio turnover rate(3)	44%	44%	54%	33%	76%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends, and distributions at market value during the year, and sale at the market value on the last day of the year. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade.

(3)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) (consolidated) For a share outstanding throughout each year presented.
	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022
Per Share Data:
Net asset value, beginning of year	$ 53.65	$ 27.24	$ 24.16	$ 17.91	$ 50.67
Net investment loss(1)	(0.28)	(0.23)	(0.13)	(0.10)	(0.24)
Net realized and unrealized gain (loss) on investments	(13.62)	26.64	3.21	6.35	(32.52)
Total gain (loss) from investment operations	(13.90)	26.41	3.08	6.25	(32.76)
Distributions to shareholders:
Net investment income	(0.04)	—	—	—	—
Total distributions	(0.04)	—	—	—	—
Net asset value, end of year	$ 39.71	$ 53.65	$ 27.24	$ 24.16	$ 17.91
Market value, end of year	$ 39.65	$ 53.69	$ 27.22	$ 24.20	$ 17.88
Total Return at Net Asset Value(2)	(25.92)%	96.91%	12.78%	34.92%	(64.66)%
Total Return at Market Value(2)	(26.09)%	97.25%	12.48%	35.35%	(64.72)%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$700,840	$1,359,975	$828,214	$1,088,289	$936,432
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.60)%	(0.63)%	(0.52)%	(0.56)%	(0.65)%
Portfolio turnover rate(3)	33%	32%	37%	26%	75%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends, and distributions at market value during the year, and sale at the market value on the last day of the year. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade.

(3)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF) For a share outstanding throughout each year presented.
	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022
Per Share Data:
Net asset value, beginning of year	$ 26.13	$ 15.29	$ 15.57	$ 14.93	$ 20.35
Net investment loss(1)	(0.07)	(0.01)	(0.00)(2)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	4.56	10.85	(0.28)	0.65	(5.39)
Total gain (loss) from investment operations	4.49	10.84	(0.28)	0.64	(5.42)
Total distributions	—	—	—	—	—
Net asset value, end of year	$ 30.62	$ 26.13	$ 15.29	$ 15.57	$ 14.93
Market value, end of year	$ 30.60	$ 26.11	15.25	15.59	$ 14.93
Total Return at Net Asset Value(3)	17.20%	70.93%	(1.82)%	4.27%	(26.64)%
Total Return at Market Value(3)	17.20%	71.21%	(2.18)%	4.42%	(26.60)%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$ 759,487	$ 399,778	$ 226,236	$ 298,938	$ 319,536
Ratio to average net assets of:
Expenses, prior to expense waivers and reimbursements	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses, net of expense waivers and reimbursements	0.75%	0.74%	0.72%	0.71%	0.70%
Net investment loss	(0.22)%	(0.07)%	(0.03)%	(0.10)%	(0.18)%
Portfolio turnover rate(4)	50%	24%	18%	8%	41%

(1)  Based on average daily shares outstanding.

(2)  Amount represents less than $0.005.

(3)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends, and distributions at market value during the year, and sale at the market value on the last day of the year. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade.

(4)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) The 3D Printing ETF For a share outstanding throughout each year presented.
	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022
Per Share Data:
Net asset value, beginning of year	$ 21.66	$ 20.66	$ 24.45	$ 23.15	$ 38.04
Net investment income (loss)(1)	0.18	0.08	0.07	(0.00)(2)	(0.05)
Net realized and unrealized gain (loss) on investments	2.28	1.03	(3.86)	1.30	(14.84)
Total gain (loss) from investment operations	2.46	1.11	(3.79)	1.30	(14.89)
Distributions to shareholders:
Net investment income	(0.17)	(0.11)	—	—	(0.00)(2)
Total distributions	(0.17)	(0.11)	—	—	(0.00)
Net asset value, end of year	$ 23.95	$ 21.66	$ 20.66	$ 24.45	$ 23.15
Market value, end of year	$ 23.82	$ 21.55	$ 20.62	$ 24.43	$ 23.16
Total Return at Net Asset Value(3)	11.44%	5.36%	(15.53)%	5.61%	(39.14)%
Total Return at Market Value(3)	11.40%	5.03%	(15.60)%	5.48%	(39.05)%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$ 58,676	$ 74,717	$ 105,354	$ 185,855	$ 209,550
Ratio to average net assets of:
Expenses	0.66%	0.66%	0.66%	0.66%	0.66%
Net investment income (loss)	0.77%	0.37%	0.31%	(0.01)%	(0.15)%
Portfolio turnover rate(4)	39%	42%	39%	45%	37%

(1)  Based on average daily shares outstanding.

(2)  Amount represents less than $0.005.

(3)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends, and distributions at market value during the year, and sale at the market value on the last day of the year. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade.

(4)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (concluded) ARK Israel Innovative Technology ETF For a share outstanding throughout each year presented.
	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022
Per Share Data:
Net asset value, beginning of year	$ 27.44	$ 20.04	$ 20.09	$ 19.37	$ 30.26
Net investment income (loss)(1)	0.15	0.08	0.03	(0.00)(2)	(0.04)
Net realized and unrealized gain (loss) on investments	2.64	7.42	(0.08)	0.72	(10.75)
Total gain (loss) from investment operations	2.79	7.50	(0.05)	0.72	(10.79)
Distributions to shareholders:
Net investment income	(0.78)	(0.10)	—	—	(0.10)
Total distributions	(0.78)	(0.10)	—	—	(0.10)
Net asset value, end of year	$ 29.45	$ 27.44	$ 20.04	$ 20.09	$ 19.37
Market value, end of year	$ 29.30	$ 27.48	$ 19.98	$ 20.07	$ 19.36
Total Return at Net Asset Value(3)	10.14%	37.51%	(0.22)%	3.72%	(35.79)%
Total Return at Market Value(3)	9.42%	38.16%	(0.45)%	3.67%	(35.57)%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$ 136,921	$ 117,972	$ 99,213	$ 99,934	$ 118,134
Ratio to average net assets of:
Expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	0.53%	0.34%	0.13%	(0.02)%	(0.15)%
Portfolio turnover rate(4)	64%	56%	43%	51%	58%

(1)  Based on average daily shares outstanding.

(2)  Amount represents less than $0.005.

(3)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends, and distributions at market value during the year, and sale at the market value on the last day of the year. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade.

(4)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements July 31, 2026

1. Organization

ARK ETF Trust (“Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Trust was organized as a Delaware statutory trust on June 7, 2013. The Trust consists of thirteen (13) investment portfolios: ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF), ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF), ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF), The 3D Printing ETF, ARK Israel Innovative Technology ETF, ARK DIET Q1 Buffer ETF, ARK DIET Q2 Buffer ETF, ARK DIET Q3 Buffer ETF, ARK DIET Q4 Buffer ETF and ARK Active Autocallable Income ETF.

These financial statements relate solely to ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF), ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF), ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF), The 3D Printing ETF, and ARK Israel Innovative Technology ETF (each, a “Fund” and collectively, the “Funds”), each a series of the Trust. Each Fund is classified as a non-diversified management investment company under the 1940 Act. The ARK DIET Q4 Buffer ETF commenced operations on October 1, 2025, the ARK DIET Q1 Buffer ETF commenced operations on January 2, 2026, the ARK DIET Q2 Buffer ETF commenced operations on April 1, 2026, the ARK DIET Q3 Buffer ETF commenced operations on July 1, 2026 and the ARK Active Autocallable Income ETF commenced operations August 19, 2026. The ARK DIET Buffer ETF funds are not presented in this report.

The investment objective of the ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF), ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF), and ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF) is long-term growth of capital. The 3D Printing ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Total 3D-Printing Index. The ARK Israel Innovative Technology ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the ARK Israel Innovation Index. There can be no assurance that the Funds will achieve their respective investment objectives.

The Trust’s fiscal and tax reporting year ends July 31.

Capitalized terms used but not defined herein shall have the meaning ascribed to such terms in the Funds’ prospectuses.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative guidance for SEC registrants. The following summarizes the significant accounting policies of the Funds:

Investment Valuation

The values of each Fund’s securities that are traded on a securities market are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by ARK Investment Management LLC (the “Adviser”) which was selected by the Board of Trustees of the Trust (“Board of Trustees”) as valuation designee, to provide such fair values in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and subject to the oversight of, the Board of Trustees. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security. Investments in money market funds are valued at their NAV as of the close of each business day. Exchange-traded funds are valued at their last sale or official closing price on the principal market.

Notes to Financial Statements (continued) July 31, 2026

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income is recognized on the ex-dividend date, except for certain foreign dividends that may be recorded as soon as such information becomes available. Interest income and expenses are recognized on an accrual basis.

Securities Lending Income

Securities lending income, net of fees paid to The Bank of New York Mellon (“BNY”) is recognized as earned and reported as a separate line item in the Fund's Statement of Operations.

Dividend Distributions

Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.

Net realized capital gains are distributed to shareholders as capital gain distributions. Net investment income, if any, and net capital gains, if any, are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code.

Currency Translation

Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each Fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Wholly-owned Subsidiary

ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) and ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) gain exposure to cryptocurrency through investments in wholly-owned subsidiaries ARK Next Generation Internet (Cayman) Fund and ARK Blockchain & Fintech Innovation (Cayman) Fund, respectively (the “Subsidiaries”). The Subsidiaries are organized under the laws of the Cayman Islands. The Subsidiaries are advised by the Adviser, and have the same investment objective as their respective parent Fund. All intercompany transactions and balances have been eliminated in consolidation.

Segment Reporting

The officers of the Fund acts as the Fund's chief operating decision maker (“CODM”). The Fund operates as a single operating segment, reflecting the CODM's oversight of long-term strategic asset allocation in accordance with the Trust's prospectus and investment strategy. The CODM evaluates performance and allocates resources using the Trust's portfolio composition, total returns, expense ratios, and changes in net assets — measures consistent with the amounts presented in the Trust's financial statements. Segment assets are presented as “total assets” on the Statement of Assets and Liabilities, and segment revenues and expenses are presented on the Statement of Operations.

3. Management and Other Agreements

Management

The ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF), ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF), and ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF), each pay the Adviser a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.75% (“Management Fee”) in return for providing investment management and supervisory services under a comprehensive unitary structure. The 3D Printing ETF pays the Adviser a Management Fee of 0.65% in return for providing investment management and supervisory services

Notes to Financial Statements (continued) July 31, 2026

under a comprehensive unitary structure. The ARK Israel Innovative Technology ETF pays the Adviser a Management Fee of 0.48% in return for providing investment management and supervisory services under a comprehensive unitary structure. Subject to the oversight of the Board, the Adviser provides investment management services to each Fund and provides, or causes to be furnished, all supervisory and other services reasonably necessary for the operation of each Fund and also bears the costs of trustee fees and various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs. In addition to the Management Fee, each Fund bears other fees and expenses, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

The Adviser has agreed to reduce its Management Fee for the ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF) as a result of investing in The 3D Printing ETF. As such, the Management Fees in the Statement of Operations have been reduced by $7,409. The Adviser has also agreed to waive or credit a portion of the Management Fee in an amount equal to any net profit received by the Adviser for the ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) and ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) as a result of investing in ARK 21Shares Bitcoin ETF. The Adviser has not received any net profit for the year ended July 31, 2026.

Administrator, Custodian, Transfer Agent and Accounting Agent

The Bank of New York Mellon is the administrator for the Funds, the custodian of the Funds’ assets and also provides transfer agency, fund accounting and various administrative services to the Funds (in each capacity, “Administrator,” “Custodian,” “Transfer Agent” or “Accounting Agent”). The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution

Foreside Fund Services, LLC serves as the Funds’ distributor (“Distributor”). The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

Board of Trustees

Effective January 1, 2026, each Independent Trustee receives an annual retainer fee of $275,000 for services provided as a Trustee of the Trust, plus out-of-pocket expenses related to attendance at Board and Committee Meetings. Prior to this date, the annual retainer fee was $230,000. In addition, the Chairs of the Board and of the Audit Committee each also receive an additional annual retainer fee of $60,000 and $20,000, respectively, for their service as such. Annual Trustee fees may be reviewed periodically and changed by the Trust’s Board.

4. Creation and Redemption Transactions

As of July 31, 2026, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its net asset value (“NAV”) depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of 50,000 shares (25,000 shares with respect to the ARK Israel Innovative Technology ETF). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by a Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions may be imposed.

Notes to Financial Statements (continued) July 31, 2026

5. Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions and short-term investments) for the year ended July 31, 2026 were as follows:

Fund	Purchases	Sales
ARK Genomic Revolution ETF	$ 438,773,277	$ 421,521,537
ARK Autonomous Technology & Robotics ETF	712,598,322	772,897,379
ARK Innovation ETF	4,340,311,730	3,827,732,829
ARK Next Generation Technology ETF*	917,365,024	880,320,248
ARK Blockchain & Fintech Innovation ETF**	380,367,947	334,095,447
ARK Space & Defense Innovation ETF***	334,998,556	358,865,023
The 3D Printing ETF	27,535,818	25,929,433
ARK Israel Innovative Technology ETF	81,141,156	83,303,879

*     Formerly, ARK Next Generation Internet ETF

**    Formerly, ARK Fintech Innovation ETF

***  Formerly, ARK Space Exploration & Innovation ETF

For the year ended July 31, 2026, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	In-Kind
Fund	Subscriptions	Redemptions
ARK Genomic Revolution ETF	$ 2,050,368,345	$ 2,079,863,370
ARK Autonomous Technology & Robotics ETF	4,685,607,053	4,223,860,464
ARK Innovation ETF	37,495,269,595	40,307,988,695
ARK Next Generation Technology ETF*	3,094,545,715	3,787,257,223
ARK Blockchain & Fintech Innovation ETF**	1,334,393,125	1,750,480,049
ARK Space & Defense Innovation ETF***	1,456,844,549	1,127,704,282
The 3D Printing ETF	—	22,443,180
ARK Israel Innovative Technology ETF	15,010,384	4,150,671

*     Formerly, ARK Next Generation Internet ETF

**    Formerly, ARK Fintech Innovation ETF

***  Formerly, ARK Space Exploration & Innovation ETF

6. Securities Lending

The Fund participates in a securities lending program offered by The Bank of New York Mellon (“BNY”) (the “Program”), which provides for the lending of securities to qualified brokers. The Fund has selected Morgan Stanley & Co. LLC as its exclusive borrower in connection with the Program. Pursuant to a securities lending agreement dated October 27, 2025, between the Investment Adviser and Morgan Stanley & Co. LLC, the borrowing counterparty was granted the exclusive right to borrow equity securities for a term commencing November 1, 2025 and ending December 31, 2026. In consideration for the exclusive borrowing rights and the administrative, monitoring, and oversight services in connection with the securities lending program, the borrowing counterparty paid a one-time upfront fee to the Investment Adviser.

Securities lending income includes earnings on the temporary investment of cash collateral, plus or minus any rebate paid to the borrower. Each of BNY and the Fund receive a fee in connection with lending agent and administrative services provided relating to the Program based on Fund's lending volume returns under the Program.

Collateral on all securities loaned is accepted in the form of cash and non-cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value of the securities on loan, plus interest, if applicable. It is the Fund's policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. As a result, the value of the collateral held may be temporarily less than the value of the securities on loan.

Lending securities entails the risk of loss to the Fund if, and to the extent that, the market value of the securities loaned increases, the borrower fails to increase the collateral accordingly, and the borrower does not return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNY.

Notes to Financial Statements (continued) July 31, 2026

Cash collateral, if applicable, is held in a separate account managed by BNY, which is authorized to exclusively invest such collateral in money market instruments and overnight repurchase agreements collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury, U.S. Government, or any agency, instrumentality, or authority of the U.S. Government. Securities purchased with cash collateral received are reflected in the Schedule of Investments. BNY bears the risk of any deficiency in the amount of cash collateral available for return to the borrower due to losses on the collateral investments.

The value of loaned securities outstanding, and the related collateral for the securities on loan, at July 31, 2026, is shown on the Schedule of Investments. Non-cash collateral received by the Fund, if any, may not be sold or re-pledged except to satisfy a borrower default.

7. Federal Income Tax

Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders. U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The management of the Funds is required to analyze all open tax years (2022 – 2026), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of July 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. At July 31, 2026, there were no disclosures necessary.

At July 31, 2026, the approximate cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ARK Genomic Revolution ETF	$2,731,280,084	$159,829,283	$(1,336,850,436)	$(1,177,021,153)
ARK Autonomous Technology & Robotics ETF	2,351,520,617	7,453,625	(501,711,613)	(494,257,988)
ARK Innovation ETF	9,248,579,176	89,252,484	(3,767,736,854)	(3,678,484,370)
ARK Next Generation Technology ETF*	1,984,032,666	131,774,234	(508,491,728)	(376,717,494)
ARK Blockchain & Fintech Innovation ETF**	1,020,343,879	43,652,897	(361,944,657)	(318,291,760)
ARK Space & Defense Innovation ETF***	935,474,623	38,295,267	(214,594,141)	(176,298,874)
The 3D Printing ETF	69,127,361	8,995,209	(19,711,459)	(10,716,250)
ARK Israel Innovative Technology ETF	117,956,895	36,570,844	(19,869,801)	16,701,043

*     Formerly, ARK Next Generation Internet ETF

**    Formerly, ARK Fintech Innovation ETF

***  Formerly, ARK Space Exploration & Innovation ETF

The differences between book-basis and tax-basis components of net assets are primarily attributable to tax deferral of losses on wash sales, non-REIT income and basis adjustments, in-kind creation and redemption transactions, net operating losses, foreign currency gains and losses, passive foreign investment companies, grantor trust adjustments, wholly owned subsidiary inclusions, and late year ordinary loss deferrals. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values.

Notes to Financial Statements (continued) July 31, 2026

At July 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Income	Undistributed Long-term Capital Gains	Accumulated Capital Gains/(Losses)	Post-October Loss and Late Year Loss	Net Unrealized Appreciation (Depreciation)	Total Earnings (Losses)
ARK Genomic Revolution ETF	$ —	$ —	$(3,027,670,327)	(7,701,917)	$(1,177,021,153)	$ (4,212,393,397)
ARK Autonomous Technology & Robotics ETF	—	—	(596,119,686)	(10,660,153)	(494,257,988)	(1,101,037,827)
ARK Innovation ETF	—	—	(7,309,160,528)	(24,830,524)	(3,678,484,371)	(11,012,475,423)
ARK Next Generation Technology ETF*	—	—	(1,992,023,244)	(7,500,367)	(376,717,494)	(2,376,241,105)
ARK Blockchain & Fintech Innovation ETF**	—	—	(1,511,503,579)	(5,341,920)	(318,290,464)	(1,835,135,963)
ARK Space & Defense Innovation ETF***	—	—	(65,862,702)	(1,292,475)	(176,306,881)	(243,462,058)
The 3D Printing ETF	260,666	—	(246,237,460)	—	(10,700,504)	(256,677,298)
ARK Israel Innovative Technology ETF	967,004	—	(111,155,013)	—	16,701,043	(93,486,966)

*     Formerly, ARK Next Generation Internet ETF

**    Formerly, ARK Fintech Innovation ETF

***  Formerly, ARK Space Exploration & Innovation ETF

At July 31, 2026, the effect of permanent book/tax reclassifications resulted in increase/(decrease) to the components of net assets as follows:

Fund	Total Distributable Earnings	Paid-in Capital
ARK Genomic Revolution ETF	$ (14,632,603)	$ 14,632,603
ARK Autonomous Technology & Robotics ETF	(984,472,362)	984,472,362
ARK Innovation ETF	(1,949,210,620)	1,949,210,620
ARK Next Generation Technology ETF*	(981,013,929)	981,013,929
ARK Blockchain & Fintech Innovation ETF**	(459,043,623)	459,043,623
ARK Space & Defense Innovation ETF***	(296,973,646)	296,973,646
The 3D Printing ETF	(2,740,241)	2,740,241
ARK Israel Innovative Technology ETF	(1,293,494)	1,293,494

*     Formerly, ARK Next Generation Internet ETF

**    Formerly, ARK Fintech Innovation ETF

***  Formerly, ARK Space Exploration & Innovation ETF

The tax character of distributions paid during the year indicated was as follows:

	Year Ended July 31, 2026
Fund	Ordinary Income*	Long-Term Capital Gain	Return of Capital
ARK Genomic Revolution ETF	$ —	$ —	$ —
ARK Autonomous Technology & Robotics ETF	4,619,543	—	—
ARK Innovation ETF	—	—	—
ARK Next Generation Technology ETF**	33,510,300	—	—
ARK Blockchain & Fintech Innovation ETF***	993,300	—	—
ARK Space & Defense Innovation ETF****	—	—	—
The 3D Printing ETF	550,809	—	—
ARK Israel Innovative Technology ETF	3,391,981	—	—

*     For tax purposes short-term capital gain distributions are considered ordinary income distributions.

**    Formerly, ARK Next Generation Internet ETF

***  Formerly, ARK Fintech Innovation ETF

**** Formerly, ARK Space Exploration & Innovation ETF

Notes to Financial Statements (continued) July 31, 2026

Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) and ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended July 31, 2026, the Funds incurred and elected to defer to August 1, 2026 Post-October Losses and Late Year Ordinary Losses as follows:

Fund	Late Year Ordinary Deferral	Capital Post-October Loss
ARK Genomic Revolution ETF	7,701,917	—
ARK Autonomous Technology & Robotics ETF	10,660,153	—
ARK Innovation ETF	24,830,524	—
ARK Next Generation Technology ETF*	7,500,367	—
ARK Blockchain & Fintech Innovation ETF**	5,341,920	—
ARK Space & Defense Innovation ETF***	1,292,475	—
The 3D Printing ETF	—	—
ARK Israel Innovative Technology ETF	—	—

*     Formerly, ARK Next Generation Internet ETF

**    Formerly, ARK Fintech Innovation ETF

***  Formerly, ARK Space Exploration & Innovation ETF

At July 31, 2026, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
ARK Genomic Revolution ETF	$238,817,991	$2,788,852,336	$3,027,670,327
ARK Autonomous Technology & Robotics ETF	—	596,119,686	596,119,686
ARK Innovation ETF	861,165,738	6,447,994,790	7,309,160,528
ARK Next Generation Technology ETF*	149,637,729	1,842,385,515	1,992,023,244
ARK Blockchain & Fintech Innovation ETF**	521,095,212	990,408,367	1,511,503,579
ARK Space & Defense Innovation ETF***	—	65,862,702	65,862,702
The 3D Printing ETF	93,784,943	152,452,517	246,237,460
ARK Israel Innovative Technology ETF	56,999,090	54,155,923	111,155,013

*     Formerly, ARK Next Generation Internet ETF

**    Formerly, ARK Fintech Innovation ETF

***  Formerly, ARK Space Exploration & Innovation ETF

During the year ended July 31, 2026, the following funds utilized capital loss carryforwards:

Utilized capital loss carryforwards
ARK Genomic Revolution ETF	$ 5,678,187
ARK Autonomous Technology & Robotics ETF	76,394,207
ARK Innovation ETF	—
ARK Next Generation Technology ETF*	—
ARK Blockchain & Fintech Innovation ETF**	—
ARK Space & Defense Innovation ETF***	31,930,241
The 3D Printing ETF	—
ARK Israel Innovative Technology ETF	11,479,578

*     Formerly, ARK Next Generation Internet ETF

**    Formerly, ARK Fintech Innovation ETF

***  Formerly, ARK Space Exploration & Innovation ETF

Notes to Financial Statements (continued) July 31, 2026

8. Indemnification Obligations

The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. Investment Risks

Concentration Risk: The ARK Autonomous Technology & Robotics ETF is concentrated in securities of issuers having their principal business activities in groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry. The ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) is concentrated in securities of issuers having their principal business activities in the communication, technology and financials group of industries. The ARK Genomic Revolution ETF is concentrated in securities of issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) is concentrated in securities of issuers having their principal business activities in the internet information provider and catalog and mail order house industry. The ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF) is concentrated in securities of issuers having their principal business activities in groups of industries in the (i) industrials sector and (ii) information technology sector. The 3D Printing ETF and the ARK Israel Innovative Technology ETF may each invest 25% or more of the value of its respective net assets in securities of issuers in any one industry or group of industries if their respective indices, The Total 3-D Printing Index and The ARK Israeli Innovation Index, concentrate in such industry or group of industries. This concentration limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The ARK Innovation ETF is not concentrated in any industry.

As of July 31, 2026, the ARK Genomic Revolution ETF had more than 25% of its assets invested in the biotechnology industry, the ARK Autonomous Technology & Robotics ETF had more than 22.3% of its assets invested in the aerospace & defense industry, the ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF) had more than 25% of its assets invested in the aerospace & defense industry, and the ARK Israel Innovative Technology ETF had more than 18.3% of its assets invested in the software industry. To the extent a Fund’s holdings are concentrated in a particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

Market Risk: The value of the Funds’ assets will fluctuate as the markets in which the Funds invest fluctuate. The value of the Funds’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Funds’ investments may be negatively affected by the occurrence of global events such as war, military conflicts, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, exchange trading suspensions and closures (including exchanges of the Funds’ underlying securities), infectious disease outbreaks or pandemics. For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Funds invest. “The effects of this, or any future pandemic to public health and business and market conditions”, including exchange trading suspensions and closures, may have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to a Fund and negatively impact broad segments of businesses and populations. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The ultimate impact of any pandemic and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

Israel Risk: Because ARK Israel Innovative Technology ETF invests in securities of Israeli Companies, ARK Israel Innovative Technology ETF may be exposed to special risks and considerations. There may be less information concerning the securities of Israeli Companies available to the public than the securities of U.S. companies. There is also potential difficulty in obtaining or enforcing a court judgment, and the unique characteristics of securities of Israeli Companies and the Israel stock market may have a negative impact on ARK Israel Innovative Technology ETF. Any major hostilities involving Israel, including hostilities with neighboring countries, or the interruption or

Notes to Financial Statements (concluded) July 31, 2026

curtailment of trade between Israel and its present trading partners, could have a negative impact on ARK Israel Innovative Technology ETF. Shares and dividends of Israeli Companies are often Israeli new shekel (“ILS”) denominated. Changes in the relationship of the ILS to the U.S. dollar and other currencies could have a negative impact on ARK Israel Innovative Technology ETF. The government of Israel may change the way in which Israeli Companies are taxed, or may impose taxes on foreign investment. Such actions could have an adverse impact on the overall market for securities of Israeli Companies and on ARK Israel Innovative Technology ETF.

Cryptocurrency Investment Risk: ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) and ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) may have exposure to cryptocurrency, such as bitcoin and ether, indirectly through an investment in ARK 21Shares Bitcoin ETF, ProShares Ether Strategy ETF, and ARK 21Shares Active Ethereum Futures Strategy ETF that will experience any associated volatility of the underlying cryptocurrency. Additionally, the Funds may have exposure to cryptocurrency indirectly through investments in public companies that are active in the cryptocurrency markets. The Funds’ exposure to cryptocurrencies may change over time and, accordingly, such exposure may not always be present in the Funds’ portfolios. Cryptocurrencies such as bitcoin are not “fiat” currencies of any central bank or government and currently are not subject to the authority of any central bank or government authority and are therefore not backed by any government, and regulatory and tax treatment of cryptocurrencies continues to develop.

10. New Accounting Pronouncement

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Fund has adopted ASU 2023-09, which did not have a material impact on the Fund's financial statements or disclosures.

On September 9, 2026, the FASB issued ASU 2026-03, Fair Value Measurement (Topic 820): Investment companies with Equity Securities Subject to Contractual Sale Restrictions, that requires investment companies to incorporate the effect of any contractual sale restriction when measuring the fair value of an equity security. ASU 2026-03 also requires investment companies to disclose the amount of any discount(s) attributable to contractual sale restrictions included in the fair value measurement of equity securities. The new standard must be applied prospectively to all equity securities upon adoption with any changes in fair value recorded as an adjustment to earnings. ASU 2026-03 is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods, with early adoption permitted. At this time, management is still evaluating the potential impact of adopting the amendments and has not yet determined the impact, if any, on the Fund's financial statement disclosures.

11. Subsequent Events

Upon the recommendation of ARK Investment Management LLC (the “Adviser”), the Board of Trustees of the Trust recently approved changes to the ARK Next Generation Internet ETF’s name and non-fundamental policy to invest under normal circumstances primarily (at least 80% of its assets) in domestic and foreign equity securities of companies that are relevant to the Fund’s investment theme of next generation internet (“80% Policy”). The Fund’s name changed to the “ARK Next Generation Technology ETF.” The Fund’s 80% Policy has been revised to reflect that the Fund will invest under normal circumstances primarily (at least 80% of its assets) in domestic and foreign equity securities of companies that are relevant to the Fund’s investment theme of next generation technology. These changes were effective on September 7, 2026 (the “Effective Date”). These changes will not materially impact (i) the way in which the Fund is managed, (ii) the portfolio holdings of the Fund or (iii) the Fund’s investment objective.

Subsequent events occurring after July 31, 2026 have been evaluated for potential impact to this Report through the date the Report was issued, and it has been determined that no other events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders of ARK Next Generation Technology ETF, ARK Blockchain & Fintech Innovation ETF, ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Space & Defense Innovation ETF, The 3D Printing ETF and ARK Israel Innovative Technology ETF and the Board of Trustees of ARK ETF Trust.

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities of ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) and ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) (two of the funds constituting ARK ETF Trust (the “Trust”)), including the consolidated schedules of investments, as of July 31, 2026, and the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the accompanying statements of assets and liabilities of ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Space & Defense Innovation ETF (formerly, ARK Space Exploration & Innovation ETF), The 3D Printing ETF, and ARK Israel Innovative Technology ETF (collectively, together with ARK Next Generation Technology ETF and ARK Blockchain & Fintech Innovation ETF, referred to as the “Funds”) (six of the funds constituting the “Trust”), including the schedules of investments, as of July 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively, together with the consolidated financial statements, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eight of the funds constituting ARK ETF Trust) at July 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of one or more ARK Invest investment companies since 2022.

New York, New York
September 25, 2026

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The ARK ETF Trust files with the Securities and Exchange Commission on Form N-PORT the complete schedule of portfolio holdings for each ARK ETF for the first and third quarters of each fiscal year. The ARK ETF Trust’s Forms N-PORT are available on the Securities and Exchange Commission’s website at www.sec.gov. Copies of the filings are available without charge, upon request, by calling (727) 810-8160. In addition, each ARK ETF’s current portfolio holdings are updated daily and are available on our website, www.ark-funds.com.

Proxy Voting Policies and Procedures. A description of ARK Investment Management LLC’s proxy voting policies and procedures, which are applicable to the ARK ETFs, is available without charge, upon request, by calling (727) 810-8160 collect or visiting our website at www.ark-funds.com or the Securities and Exchange Commission’s website at www.sec.gov.

Proxy Voting Record. The ARK ETFs file with the Securities and Exchange Commission their proxy voting records on Form N-PX for each 12 month period ending June 30. Form N-PX must be filed each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (727) 810-8160 collect, visiting our website at https://www.ark-funds.com/download-fund-materials/, or visiting the Securities and Exchange Commission’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market prices on the secondary market for shares of each ARK ETF and the ARK ETF’s net asset value can be found on our website, www.ark-funds.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors. Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its year ended July 31, 2026.

	Qualified Dividend Income*	Dividends Received Deduction*
ARK Genomic Revolution ETF	0%	0%
ARK Autonomous Technology & Robotics ETF	100%	74.71%
ARK Innovation ETF	0%	0%
ARK Next Generation Technology ETF**	2.96%	2.03%
ARK Blockchain & Fintech Innovation ETF***	92.25%	26.27%
ARK Space & Defense Innovation ETF****	0%	0%
The 3D Printing ETF	100%	87.97%
ARK Israel Innovative Technology ETF	31.73%	3.56%

*        The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

**      Formerly, ARK Next Generation Internet ETF

***     Formerly, ARK Fintech Innovation ETF

****   Formerly, ARK Space Exploration & Innovation ETF

For the fiscal year ended July 31, 2026, ARK Israel Innovative Technology ETF elected to pass through foreign tax credits of $346,464, foreign source income percent of 71.38%, and recognized foreign source income of $1,439,559.

Risks Involved with Investing in the Funds (Unaudited)

This report should be read in conjunction with the Funds’ prospectus.

The principal risks of investing in the Funds include:

Disruptive Innovation Risk Companies that the Adviser believes create and capitalize on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. A Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future.

Equity Securities Risk The value of the equity securities the Funds hold may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Funds hold participate or factors relating to specific companies in which the Funds invest (e.g., litigation or government regulation), among other factors. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments. The Funds may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies (SPACs) or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Foreign Securities Risk Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities such as risks of currency exchange rates, differences in foreign accounting and legal standards, the availability of less reliable financial information, and government restrictions on repatriation of capital. Geopolitical risks, including those arising from trade tension and/or the imposition of trade tariffs, terrorist activity or acts of civil or international hostility, are increasing. For instance, military conflict and escalating tensions between countries could result in geopolitical instability and adversely affect the global economy or specific markets. Strategic competition between the U.S. and China and resulting tensions have also contributed to uncertainty in the geopolitical and regulatory landscapes. Similarly, other events outside of the Trust’s control, including natural disasters, climate change-related events, pandemics (such as the COVID-19 pandemic) or health crises may arise from time to time and be accompanied by governmental actions that may increase international tension. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets and may cause the Trust’s assets to decline.

Concentration Risk The Fund’s assets may be concentrated in a particular industry or group of industries to the extent the Index concentrates in a particular industry or group of industries. If the Fund’s assets are concentrated in a particular industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

Index Tracking Risk An Index Fund’s return may not track the performance of the Index for a number of reasons. For example, an Index Fund incurs a number of operating expenses not applicable to the applicable Index and incurs costs associated with buying and selling securities, especially when rebalancing the Index Fund’s securities holdings to reflect changes in the composition of the applicable Index. An Index Fund also bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the applicable Index. When the Index Fund’s Index is rebalanced and the Index Fund in turn rebalances its portfolio to attempt to increase the correlation between the Index Fund’s portfolio and its applicable Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Index Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index Fund’s applicable Index, which may increase the costs to and the tracking error risk of the Index Fund. In addition, the Index Fund may not be able to invest in certain securities included in the applicable Index or may not be able to invest in them in the exact proportions in which they are represented in the applicable Index, due to legal restrictions or limitations imposed by the governments of certain countries, potential adverse tax consequences or other regulatory reasons. The risk that the Index Fund may not track the performance of the applicable Index may be magnified during times of heightened market volatility or other unusual market conditions. A lack of liquidity may be due to various events, including markets events, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than market price of comparable liquid securities, which would negatively affect the Index Fund’s performance. To the extent the Index Fund calculates its NAV based on “fair value” prices for certain securities and the value of the applicable Index is based on securities’ closing prices (i.e., the value of the Index is not based on “fair value” prices), the Index Fund’s ability to track the applicable Index may be adversely affected. For tax efficiency purposes, the Index Fund may sell certain securities

Risks Involved with Investing in the Funds (Unaudited) (continued)

to realize losses causing it to deviate from the applicable Index. Errors in the construction or calculation of the applicable Index may occur from time to time and any such errors may not be immediately identified and corrected by Solactive, which may have an adverse impact on the Index Fund and its shareholders.

Authorized Participants Concentration Risk A Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”) on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value (“NAV”). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.

Health Care Sector Risk Companies in the health care sector may be adversely affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors.

Consumer Discretionary Risk The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Cyber Security Risk As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent or custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cybersecurity, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Industrials Sector Risk Companies in the industrials sector may be adversely affected by changes in government regulation (such as through the imposition or removal of tariffs), world events, economic conditions, environmental damages, product liability claims and exchange rates.

Information Technology Sector Risk Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. The markets in which many information technology companies compete face rapidly evolving industry standards and government regulations, in the U.S. and abroad, including potential anti-trust actions, fines and penalties, and frequent new service and product announcements, introductions and enhancements, and changing customer demands.

Communications Sector Risk Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation.

Financial Technology Sector Risk Companies in the financial technology (“FinTech”) sector that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. FinTech companies may not currently derive any revenue, and there is no assurance that such companies will derive any revenue from innovative technologies in the future.

Non-Diversified Risk As a non-diversified investment company, a Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on a Fund’s NAV and may make the Fund more volatile than more diversified funds.

Market Trading Risk Each Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for the Fund’s shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in the Fund’s shares trading at a significant premium or discount to NAV. Please see the ARK ETFs’ current prospectus for more detailed descriptions of the risks of investing in the ARK ETFs.

Risks Involved with Investing in the Funds (Unaudited) (concluded)

Subsidiary Risk ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) and ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) gain exposure to cryptocurrency through investments in the Subsidiaries. By investing in the Subsidiaries, ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) and ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) are indirectly exposed to the risks associated with the Subsidiaries’ investments. The investments held by the Subsidiaries are generally similar to those that are permitted to be held by ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) and ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) and are subject to the same risks that apply to similar investments if held directly by ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) and ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF). There can be no assurance that the investment objective of ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF), ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) or the Subsidiaries will be achieved. The Subsidiaries are not registered under the 1940 Act, and generally are not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF), ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) and/or the Subsidiaries to operate as intended and could adversely affect ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) and ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF). Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF), ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) and/or the Subsidiaries.

Tax Risk ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) and ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) may seek to gain exposure to cryptocurrency through investments in the Subsidiaries. Treasury regulations generally treat ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) and ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) income inclusion with respect to the Subsidiaries as qualifying income either if (A) there is a current distribution out of the earnings and profits of the Subsidiaries that are attributable to such income inclusion or (B) such inclusion is derived with respect to ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF)’s and ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) business of investing in stock, securities, or currencies. The tax treatment of ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) and ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) investments in the Subsidiaries may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) and ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) taxable income or any gains and distributions made by ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) and ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF). No assurances can be provided that the IRS would not be able to successfully assert that ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) and ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) income from investments in the Subsidiaries was not “qualifying income,” in which case ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) and ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) would fail to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code if over 10% of their respective gross income was derived from these investments. If ARK Next Generation Technology ETF (formerly, ARK Next Generation Internet ETF) and ARK Blockchain & Fintech Innovation ETF (formerly, ARK Fintech Innovation ETF) failed to qualify as regulated investment companies, they would be subject to federal and state income tax on all of their taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Board Approval of Management Agreements (Unaudited)

Annual Review and Approval of ARK ETF Trust Contracts

Under Section 15(c) of the Investment Company Act of 1940 (“1940 Act”), the ARK ETF Trust’s (“Trust”) Board of Trustees (“Trustees” or “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (“Independent Trustees”), is required annually to consider whether to approve the continuation of (i) the Supervision Agreement between the Trust and ARK Investment Management, LLC (“ARK”) on behalf of each series of the Trust (each, a “Fund” and, collectively, “Funds”); and (ii) the Investment Advisory Agreement between the Trust and ARK (collectively, “Management Agreements”) on behalf of each Fund.

In advance of the quarterly Board meeting held in person on June 29, 2026 (“Meeting”), the Independent Trustees and their counsel reviewed and discussed with representatives of an independent data provider the report prepared by that provider, that compared, among other things, each Fund’s performance, fees and expenses with those of comparable funds managed by other investment advisers in connection with the Independent Trustees’ consideration of the continuation of the Management Agreements. The Independent Trustees also considered other information, provided to the Board during the year, as part of its evaluation process. Prior to voting on the Management Agreements, the Independent Trustees met in Executive Session with ARK’s senior management and also met in private sessions with their counsel at which time no representatives of management were present.

After the presentation of relevant information by ARK’s senior management and extensive discussions prior to and at the Meeting, the Trustees, including the Independent Trustees voting separately, unanimously approved the continuance of the Management Agreements on behalf of the Funds. The determination made by all of the Trustees to approve the continuation of the Management Agreements was made on the basis of each Trustee’s business judgment after considering all of the information presented to them. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the contract review process. In approving the continuation of the Management Agreements for each Fund, the following factors were considered by the Trustees, and no one factor was determinative:

(a) The nature, extent and quality of the services provided by ARK to the Funds under the Management Agreements. The Trustees considered the nature, extent and quality of the services that ARK provides and will continue to provide under the Management Agreements, including: (i) the qualifications of the portfolio managers, analysts and other key personnel of ARK who provide and will continue to provide the supervisory and investment advisory services to the Trust; and (ii) the terms of the Management Agreements. The Trustees considered ARK’s senior management’s discussion of the various duties and responsibilities of ARK under the Management Agreements. The Trustees also considered the organizational structure of ARK, the quality of ARK’s investment, administrative, operations, compliance and legal personnel and ARK’s management of the operations of the Funds.

Based on these and other factors, the Trustees concluded that the nature, extent and quality of the supervisory and investment advisory services that had been and that were expected to continue to be provided to the Funds by ARK were satisfactory and supported the decision of the Trustees to approve the continuation of the Management Agreements with respect to each Fund.

(b) The investment performance of the Funds relative to comparable exchange-traded funds (“ETFs”) managed by other investment advisers and relevant market indices. The Trustees considered a report prepared by an independent data provider, which compared the performance of each of the Funds to that of comparable ETFs as identified by such independent data provider and appropriate, recognized market indices for the one-year, three-year and five-year periods ended March 31, 2026, as applicable. The Trustees also considered ARK’s senior management’s discussion of the relative performance of the Funds for the period ended March 31, 2026 and year to date.

Based upon their review of the investment performance of each Fund and ARK’s senior management’s discussion of the investment performance of the Funds, the Trustees concluded that each Fund’s overall performance was satisfactory relative to the performance of comparable ETFs and relevant market indices.

(c) A comparison of the management fees (under the Supervision Agreement, which includes the advisory fees under the Investment Advisory Agreement) of the Funds with those of comparable ETFs managed by other investment advisers and other funds and accounts managed by ARK with comparable investment strategies. The Trustees considered a report prepared by an independent data provider, which compared the management fees paid by the Funds with those paid by comparable ETFs as identified by such independent data provider. The Board noted that the management fee paid by each actively-managed Fund generally was in line with the applicable actively-managed peer group median and that the management fee paid by each passively-managed Fund was either below or in line with the applicable passively-managed peer group median. The Board also considered fee information for comparable funds and accounts managed by ARK. The Board noted that the fees paid by certain funds and accounts managed by ARK are the same as the advisory fees paid by the Funds and that in instances where comparable funds or accounts managed by ARK paid lower fees than the Funds, ARK generally provides these clients with fewer services than it provides to the Funds. The Board noted the relatively small number of ETFs in the Funds’ respective peer groups given the limited number of ETFs with strategies that are comparable to those of the Funds.

Board Approval of Management Agreements (Unaudited) (concluded)

Based on their review of the comparative fee data and the other factors considered, the Trustees concluded that the management fee paid by each Fund was reasonable considering the services received by the Fund.

(d) A comparison of the net expense ratios of the Funds with those of comparable ETFs managed by other investment advisers. The Trustees considered a report prepared by an independent data provider, which compared the net expense ratios of the Funds with the net expense ratios of comparable ETFs as identified by such independent data provider. The Trustees noted that the actively-managed Funds’ net expense ratios were in line with the applicable actively-managed peer group median and that the passively-managed Funds’ net expense ratios were either below or in line with the applicable passively-managed peer group median. The Trustees noted the relatively small number of ETFs in the Funds’ respective peer groups given the limited number of ETFs with strategies that are comparable to those of the Funds.

The Trustees also took into consideration ARK’s view that the unitary structure of the Funds’ management fees (which encompasses, among other things, the advisory fees) would continue to be easy to understand by investors and would provide a level of predictability with respect to the net expense ratios of the Funds.

Based on the fee comparisons provided to the Board and other factors considered, the Trustees concluded that the net expense ratio of each Fund, which reflected both the advisory fee and management fee, was reasonable.

(e) The extent to which economies of scale may be realized as the Funds’ assets increase and whether fee levels would reflect economies of scale. The Trustees considered ARK’s senior management’s discussion of the structure of the current management fees and advisory fees and noted that the unitary fee structure effectively acts as a cap on the fees and expenses (excluding certain specific investment-related and extraordinary fees and expenses) that are borne by the Funds. The Trustees also noted that, although there currently are no breakpoints in any Fund’s management fees or advisory fees, if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Based on these considerations, the Trustees concluded that adding breakpoints at specified levels to the Funds’ management fees and advisory fees was not necessary at that time.

(f) The cost of the services provided and profits realized by ARK from the relationship with the Funds. The Trustees considered with respect to each Fund the revenues ARK received from the Fund and the costs ARK incurred in providing services to the Fund. The Trustees also took into account that certain fees and expenses of the Funds had been assumed and paid by ARK in accordance with the Management Agreements. The Trustees noted that for the 2025 calendar year, all but two of the Funds had been profitable to ARK.

Based on the information provided to the Trustees, the Trustees concluded that ARK’s profitability from its relationship with each Fund was reasonable given the quality and scope of services provided by ARK and the overall investment performance of the Funds.

(g) Benefits derived or to be derived by ARK and its affiliates from ARK’s relationship with the Funds. The Trustees noted that ARK’s reputation as an asset manager has likely benefited from the performance of the Funds and had the potential to aid ARK in gathering assets for its non-fund business operations. The Trustees also considered that ARK’s affiliates were likely to benefit from the popularity and positive reception of the Funds.

The Board concluded that the nature and amount of any indirect benefits received by ARK and its affiliates from ARK’s relationship with the Funds are reasonable.

(h) Financial Resources of ARK. The Trustees then considered whether ARK was financially sound and had adequate resources to perform its obligations under the Management Agreements.

Based on the information provided to the Board, the Trustees concluded that ARK had sufficient financial resources necessary to continue to perform its obligations under the Management Agreements.

General Conclusion. Based on its consideration of the factors discussed above, and such other information as it deemed appropriate and relevant, the Board concluded that it would be in the best interest of each Fund and its shareholders to approve the continuation of the Management Agreements, including the fees payable under those Agreements. Accordingly, the Board, with Independent Trustees voting separately, unanimously approved the continuation of the Management Agreements with respect to each Fund for an additional one-year period.

Board of Trustees and Executive Officers (Unaudited)

Independent Trustees

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships Held By Trustee During Past Five Years
Scott R. Chichester, 1970	Trustee	Since June 30, 2014

Chief Financial Officer, Sterling Consolidated Corp (2011 – 2024); Director and Founder, DirectPay USA LLC (since 2006) (payroll company); Founder, Madison Park Advisors LLC (since 2011) (public company advisory); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm); Co-Founder, Midland Capital Holdings Corp (bank holding company)

Director of Sterling Consolidated Corp (2011 – 2024); Director and Audit Committee Chair of Midland Capital Holdings Corp
Darlene T. DeRemer, 1955	Trustee	Since June 30, 2014	Retired.

Trustee, Member of Investment and Endowment Committee of Syracuse University (since 2010); Director, Alpha Healthcare Acquisition Corp. III (since 2021 – 2023); Interested Trustee, Esoterica Thematic Trust (2020 – 2021); Director member of each of the Audit, Governance, Compliance and Ethics and Brokerage Committees, Core Bridge/Valic Trust (since 2022);

Robert G. Zack, 1948	Trustee	Since June 30, 2014	Adjunct Professor at the University of Virginia School of Law (since 2014); President, Visionaire Condominium (since 2014)	Trustee of University of Virginia Law School Foundation (2011 – 2022).

Interested Trustee

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships Held By Trustee During Past Five Years
Catherine D. Wood, 1955	Chief Executive Officer, Chief Investment Officer and Trustee	Since June 7, 2013	Managing Member, Founder and Chief Executive Officer, ARK Investment Management LLC (since 2013)

I Director, MIMIK Technologies Inc. (since 2021); NexPoint Advisors: NexPoint Diversified Real Estate Trust (since 2022), NexPoint Real Estate Finance Inc. (since 2020), NexPoint Residential Trust Inc. (since 2020), VineBrook Homes Trust Inc. (since 2020), NexPoint Homes Trust (since 2022); Board Member, Strange Brewing SA (since 2018); Board of Directors, spark Labs (since 2022); Board of Directors, The Tifin Group LLC (since 2021).

Board of Trustees and Executive Officers (Unaudited) (concluded)
Officer’s Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During The Past Five Years
Catherine D. Wood, 1955	Trustee, Chief Executive Officer and Chief Investment Officer	Since June 30, 2014	Managing Member, Founder and Chief Executive Officer, ARK Investment Management LLC (since 2013).
Kellen Carter, 1982	Chief Legal Officer and Secretary	Since May 26, 2016

Chief Legal Officer (since 2026), Chief Compliance Officer (2016 – 2026), Associate General Counsel, ARK Investment Management LLC (since April 2016); Interim General Counsel, ARK Investment Management LLC (2016 – 2018); Corporate Counsel, ARK Investment Management LLC (since July 2018).

William C. Cox, 1966	Chief Financial Officer and Chief Accounting Officer	Since June 25, 2018	Principal Financial Officer, Investment Products, ARK Investment Management LLC (since June 2018); Fund Principal Financial Officer, Foreside Financial Group, LLC (2013 – 2018).
Kathleen Fontano, 1981	Chief Compliance Officer and Director of Compliance	Since August 1, 2026	Chief Compliance Officer (since August 2026); Director of Compliance, ARK Investment Management LLC (since November 2020).
Thomas G. Staudt, 1987	President	Since December 16, 2016	Chief Operating Officer, ARK Investment Management LLC (since April 2018); Interim Chief Operating Officer, ARK Investment Management LLC (2016 – 2018).

General Information (Unaudited)

Investment Adviser
ARK Investment Management LLC
200 Central Avenue
St. Petersburg, FL 33701

Administrator, Custodian, Transfer Agent, and Accounting Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Manhattan West
New York, NY 10001

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

ARK Invest | 200 Central Avenue, St. Petersburg, FL 33701 | 727.810.8160 | info@ark-invest.com | ark-funds.com

Schedule of Investments ARK DIET Q1 Buffer ETF
July 31, 2026
Investments	Shares	Value
EXCHANGE-TRADED FUND – 96.0%
Equity Fund – 96.0%
ARK Innovation ETF*†(a) (Cost $1,519,280)	19,332	$1,377,212
	Number of Contracts	Notional Amount	Value
PURCHASED OPTIONS – 10.6%
Puts – Exchange-Traded – 7.0%
ARK Innovation ETF†(c)
Expiration: 12/31/26; Exercise Price: $76.92	96	$738,432	100,773
Calls – Exchange-Traded – 3.6%
ARK Innovation ETF†(c)
Expiration: 12/31/26; Exercise Price: $80.77	121	977,317	50,949
Total PURCHASED OPTIONS (Cost $250,823)			151,722
MONEY MARKET FUND – 0.7%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.56%(b) (Cost $9,704)		9,704	9,704
Total Investments – 107.3% (Cost $1,779,807)			1,538,638
Liabilities in Excess of Other Assets – (7.3)%			(104,870)
Net Assets – 100.0%			$1,433,768
	Number of Contracts	Notional Amount	Value
Written Option – (7.3)%
Calls – Exchange-Traded – (7.3)%
ARK Innovation ETF†(c)
Expiration: 12/31/26; Exercise Price: $76.92 (Premiums received $(277,504))	(194)	$(1,492,248)	$(104,923)

†      Affiliated security

*      Non-income producing security

(a)   A portion or all of the security, with an aggregate market value of $497,398, has been segregated as collateral for open option contracts pursuant to a tri-party collateral agreement among the Fund, its clearing broker, and the Fund's custodian.

(b)   Rate shown represents annualized 7-day yield as of July 31, 2026.

(c)   The Fund’s options are FLEX options with an expiration date that coincides with the end of the Fund’s Outcome Period. Upon expiration, the options terminate and the Fund enters into a new series of FLEX Options to establish a new Outcome Period, with a new cap, buffer, and/or hurdle rate set based on the Underlying ETF’s share price at the time.

See accompanying Notes to Financial Statements.

1

Schedule of Investments (continued) ARK DIET Q1 Buffer ETF
July 31, 2026

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 01/02/2026(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares/ Contracts at 7/31/2026	Value ($) at 7/31/2026(a)
Exchange-Traded Fund — 96.0%
Equity Fund — 96.0%
ARK Innovation ETF	—	2,046,787	(519,032)	(8,475)	(142,068)	—	—	—	19,332	1,377,212
Purchased Options — 10.6%
Equity — 10.6%
ARK INNOVATION ETF Expiration: 12/31/26; Exercise Price: $76.92	—	139,117	(32,780)	(3,848)	(1,716)	—	—	—	96	100,773
ARK INNOVATION ETF Expiration: 12/31/26; Exercise Price: $80.77	—	201,200	(48,495)	(4,372)	(97,384)	—	—	—	121	50,949
Written Option — (7.3)%
Equity — (7.3)%
ARK INNOVATION ETF Expiration: 12/31/26; Exercise Price: $76.92	—	—	—	(8,273)	172,581	—	—	—	(194)	(104,923)
	$ —	$2,387,104	$(600,307)	$(24,968)	$(68,587)	$ —	$ —	$ —	19,355	$1,424,011

(a)   The fair value and number of shares of securities are only displayed at the Inception date of the fund, January 2, 2026, and the end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments to view the fair value and number of shares as of July 31, 2026.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2026, based upon the three levels defined above:

ARK DIET Q1 Buffer ETF	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Fund	$1,377,212	$ —	$ —	$ 1,377,212
Purchased Options	—	151,722	—	151,722
Money Market Fund	9,704	—	—	9,704
Total	$1,386,916	$ 151,722	$ —	$ 1,538,638

Liabilities
Written Option	—	(104,923)	—	(104,923)
Total	$ —	$ (104,923)	$ —	$ (104,923)

See accompanying Notes to Financial Statements.

2

Schedule of Investments ARK DIET Q2 Buffer ETF
July 31, 2026
Investments	Shares	Value
EXCHANGE-TRADED FUND – 102.1%
Equity Fund – 102.1%
ARK Innovation ETF*†(a) (Cost $997,500)	14,757	$1,051,289
	Number of Contracts	Notional Amount	Value
PURCHASED OPTIONS – 14.6%
Calls – Exchange-Traded – 9.3%
ARK Innovation ETF†(d)
Expiration: 3/31/27; Exercise Price: $70.97	95	$674,215	95,839
Puts – Exchange-Traded – 5.3%
ARK Innovation ETF†(d)
Expiration: 3/31/27; Exercise Price: $67.59	73	493,407	54,244
Total Purchased Options (Cost $179,226)			150,083
MONEY MARKET FUND – 0.0%(b)
Goldman Sachs Financial Square Treasury Obligations Fund, 3.56%(c) (Cost $126)		126	126
Total Investments – 116.7% (Cost $1,176,852)			1,201,498
Liabilities in Excess of Other Assets – (16.7)%			(171,503)
Net Assets – 100.0%			$1,029,995
	Number of Contracts	Notional Amount	Value
Written Option – (16.9)%
Calls – Exchange-Traded – (16.9)%
ARK Innovation ETF†(d)
Expiration: 3/31/27; Exercise Price: $67.59 (Premiums received $(179,724))	(148)	$(1,000,332)	$(173,977)

†      Affiliated security

*      Non-income producing security

(a)   A portion or all of the security, with an aggregate market value of $525,644, has been segregated as collateral for open option contracts pursuant to a tri-party collateral agreement among the Fund, its clearing broker, and the Fund's custodian.

(b)   Less than 0.05%

(c)   Rate shown represents annualized 7-day yield as of July 31, 2026.

(d)   The Fund’s options are FLEX options with an expiration date that coincides with the end of the Fund’s Outcome Period. Upon expiration, the options terminate and the Fund enters into a new series of FLEX Options to establish a new Outcome Period, with a new cap, buffer, and/or hurdle rate set based on the Underlying ETF’s share price at the time.

See accompanying Notes to Financial Statements.

3

Schedule of Investments (continued) ARK DIET Q2 Buffer ETF
July 31, 2026

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 04/01/2026(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares/ Contracts at 7/31/2026	Value ($) at 7/31/2026(a)
Exchange-Traded Fund — 102.1%
Equity Fund — 102.1%
ARK Innovation ETF	—	997,500	—	—	53,789	—	—	—	14,757	1,051,289
Purchased Options — 14.6%
Equity — 14.6%
ARK INNOVATION ETF Expiration: 3/31/27; Exercise Price: $70.97	—	101,142	—	—	(5,303)	—	—	—	95	95,839
ARK INNOVATION ETF Expiration: 3/31/27; Exercise Price: $80.77	—	78,084	—	—	(23,840)	—	—	—	73	54,244
Written options — (16.9)%
Equity — (16.9)%
ARK Innovation ETF Expiration: 3/31/27; Exercise Price: $67.59	—	—	—	—	5,747	—	—	—	(148)	(173,977)
	$ —	$1,176,726	$ —	$ —	$30,393	$ —	$ —	$ —	14,777	$1,027,395

(a)   The fair value and number of shares of securities are only displayed at the Inception date of the fund, April 1, 2026, and the end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments to view the fair value and number of shares as of July 31, 2026.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2026, based upon the three levels defined above:

ARK DIET Q2 Buffer ETF	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Fund	$1,051,289	$ —	$ —	$1,051,289
Purchased Options	—	150,083	—	150,083
Money Market Fund	126	—	—	126
Total	$1,051,415	$ 150,083	$ —	$1,201,498

Liabilities
Written Option	—	(173,977)	—	(173,977)
Total	$ —	$(173,977)	$ —	$ (173,977)

See accompanying Notes to Financial Statements.

4

Schedule of Investments ARK DIET Q3 Buffer ETF
July 31, 2026
Investments	Shares	Value
EXCHANGE-TRADED FUND – 93.4%
Equity Fund – 93.4%
ARK Innovation ETF*†(a) (Cost $1,489,345)	18,399	$1,310,745
	Number of Contracts	Notional Amount	Value
PURCHASED OPTIONS – 16.0%
Puts – Exchange-Traded – 10.0%
ARK Innovation ETF†(c)
Expiration: 6/30/27; Exercise Price: $80.82	91	$735,462	146,560
Calls – Exchange Traded – 6.0%
ARK Innovation ETF†(c)
Expiration: 6/30/27; Exercise Price: $84.86	116	984,376	79,162
Total PURCHASED OPTIONS (Cost $256,234)			225,722
MONEY MARKET FUND – 0.9%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.56%(b) (Cost $12,004)		12,004	12,004
Total Investments – 110.3% (Cost $1,757,583)			1,548,471
Liabilities in Excess of Other Assets – (10.3)%			(145,186)
Net Assets – 100.0%			$1,403,285
	Number of Contracts	Notional Amount	Value
Written Option – (10.6)%
Calls – Exchange-Traded – (10.6)%
ARK Innovation ETF†(c)
Expiration: 6/30/27; Exercise Price: $80.82 (Premiums received $(256,610))	(185)	$(1,495,170)	$(148,401)

†      Affiliated security

*      Non-income producing security

(a)   A portion or all of the security, with an aggregate market value of $456,257, has been segregated as collateral for open option contracts pursuant to a tri-party collateral agreement among the Fund, its clearing broker, and the Fund’s custodian.

(b)   Rate shown represents annualized 7-day yield as of July 31, 2026.

(c)   The Fund’s options are FLEX options with an expiration date that coincides with the end of the Fund’s Outcome Period. Upon expiration, the options terminate and the Fund enters into a new series of FLEX Options to establish a new Outcome Period, with a new cap, buffer, and/or hurdle rate set based on the Underlying ETF’s share price at the time.

See accompanying Notes to Financial Statements.

5

Schedule of Investments (continued) ARK DIET Q3 Buffer ETF
July 31, 2026

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 07/01/2026(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares/ Contracts at 7/31/2026	Value ($) at 7/31/2026(a)
Exchange-Traded Fund — 93.4%
Equity Fund — 93.4%
ARK Innovation ETF	—	1,494,518	(5,196)	23	(178,600)	—	—	—	18,399	1,310,745
Purchased Options — 16.0%
Equity — 16.0%
ARK INNOVATION ETF Expiration: 6/30/27; Exercise Price: $80.82	—	113,569	—	—	32,991	—	—	—	91	146,560
ARK INNOVATION ETF Expiration: 6/30/27; Exercise Price: $84.86	—	142,665	—	—	(63,503)	—	—	—	116	79,162
Written Options — (10.6)%
Equity — (10.6)%
ARK INNOVATION ETF Expiration: 6/30/27; Exercise Price: $80.82	—	—	—	—	108,209	—	—	—	(185)	(148,401)
	$ —	$1,750,752	$(5,196)	$ 23	$(100,903)	$ —	$ —	$ —	18,421	1,388,066

(a)   The fair value and number of shares of securities are only displayed at the Inception date of the fund, July 1, 2026 and the end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments to view the fair value and number of shares as of July 31, 2026.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2026, based upon the three levels defined above:

ARK DIET Q3 Buffer ETF	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Fund	$1,310,745	$ —	$ —	$1,310,745
Purchased Options	—	225,722	—	225,722
Money Market Fund	12,004	—	—	12,004
Total	$1,322,749	$ 225,722	$ —	$1,548,471

Liabilities
Written Option	—	(148,401)	—	(148,401)
Total	$ —	$(148,401)	$ —	$ (148,401)

See accompanying Notes to Financial Statements.

6

Schedule of Investments ARK DIET Q4 Buffer ETF
July 31, 2026
Investments	Shares	Value
EXCHANGE-TRADED FUND – 89.9%
Equity Fund – 89.9%
ARK Innovation ETF*†(a) (Cost $1,990,360)	22,953	$1,635,171
	Number of Contracts	Notional Amount	Value
PURCHASED OPTIONS – 10.2%
Calls – Exchange-Traded – 0.4%
ARK Innovation ETF†(c)
Expiration: 9/30/26; Exercise Price: $90.62	148	$1,341,176	7,919
Puts – Exchange-Traded – 9.8%
ARK Innovation ETF†(c)
Expiration: 9/30/26; Exercise Price: $86.30	113	975,190	177,274
Total PURCHASED OPTIONS (Cost $306,242)			185,193
MONEY MARKET FUND – 0.3%
Goldman Sachs Financial Square Treasury Obligations Fund, 3.56%(b) (Cost $4,973)		4,973	4,973
Total Investments – 100.4% (Cost $2,301,575)			1,825,337
Liabilities in Excess of Other Assets – (0.4)%			(6,960)
Net Assets – 100.0%			$1,818,377
	Number of Contracts	Notional Amount	Value
Written Option – (1.0)%
Calls – Exchange-Traded – (1.0)%
ARK Innovation ETF†(c)
Expiration: 9/30/26; Exercise Price: $86.30 (Premiums received $(366,022))	(230)	$(1,984,900)	$(19,012)

†      Affiliated security

*       Non-income producing security

(a)    A portion or all of the security, with an aggregate market value of $397,804, has been segregated as collateral for open option contracts pursuant to a tri-party collateral agreement among the Fund, its clearing broker, and the Fund's custodian.

(b)    Rate shown represents annualized 7-day yield as of July 31, 2026.

(c)    The Fund’s options are FLEX options with an expiration date that coincides with the end of the Fund’s Outcome Period. Upon expiration, the options terminate and the Fund enters into a new series of FLEX Options to establish a new Outcome Period, with a new cap, buffer, and/or hurdle rate set based on the Underlying ETF’s share price at the time.

See accompanying Notes to Financial Statements.

7

Schedule of Investments (concluded) ARK DIET Q4 Buffer ETF
July 31, 2026

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 10/01/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares/ Contracts at 7/31/2026	Value ($) at 7/31/2026(a)
Exchange-Traded Fund — 89.9%
Equity Fund — 89.9%
ARK Innovation ETF	—	5,015,417	(2,845,251)	(179,807)	(355,188)	—	9	—	22,953	1,635,171
Purchased Options — 10.2%
Equity — 10.2%
ARK INNOVATION ETF Expiration: 9/30/26; Exercise Price: $90.62	—	457,758	(164,303)	(133,149)	(152,387)	—	—	—	148	7,919
ARK INNOVATION ETF Expiration: 9/30/26; Exercise Price: $86.30	—	387,772	(222,487)	(19,349)	31,338	—	—	—	113	177,274
Written Options — (1.0)%
Equity — (1.0)%
ARK INNOVATION ETF Expiration: 9/30/26; Exercise Price: $86.30	—	—	—	146,610	347,010	—	—	—	(230)	(19,012)
	$ —	$5,860,947	$(3,232,041)	$(185,695)	$(129,227)	$ —	$ 9	$ —	22,984	$1,801,352

(a)   The fair value and number of shares of securities are only displayed at the Inception date of the fund, October 1, 2025, and the end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments to view the fair value and number of shares as of July 31, 2026.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2026, based upon the three levels defined above:

ARK DIET Q4 Buffer ETF	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Fund	$1,635,171	$ —	$ —	$1,635,171
Purchased Options	—	185,193	—	185,193
Money Market Fund	4,973	—	—	4,973
Total	$1,640,144	$185,193	$ —	$1,825,337

Liabilities
Written Option	—	(19,012)	—	(19,012)
Total	$ —	$ (19,012)	$ —	$ (19,012)

See accompanying Notes to Financial Statements.

8

Statements of Assets and Liabilities
July 31, 2026
	ARK DIET Q1 Buffer ETF	ARK DIET Q2 Buffer ETF	ARK DIET Q3 Buffer ETF	ARK DIET Q4 Buffer ETF
ASSETS:
Investments in non-affiliated securities at fair value (Note 2)	$ 9,704	$ 126	$ 12,004	$ 4,973
Investments in affiliated securities at fair value (Note 2)	1,377,212	1,051,289	1,310,745	1,635,171
Purchased affiliated options, at value	151,722	150,083	225,722	185,193
Due from Broker	200	2,573	3,377	12,310
Receivables:
Dividends and interest	29	1	29	15
Total Assets	1,538,867	1,204,072	1,551,877	1,837,662
LIABILITIES:
Written affiliated options, at value	104,923	173,977	148,401	19,012
Payables:
Management fees (Note 3)	176	100	191	273
Total Liabilities	105,099	174,077	148,592	19,285
NET ASSETS	$1,433,768	$1,029,995	$1,403,285	$1,818,377
NET ASSETS CONSIST OF:
Paid-in capital	$1,527,323	$ 999,602	$1,504,188	$2,136,781
Total distributable earnings/accumulated (loss)	(93,555)	30,393	(100,903)	(318,404)
NET ASSETS	$1,433,768	$1,029,995	$1,403,285	$1,818,377
Shares outstanding no par value (unlimited shares authorized)	75,001	50,001	75,001	100,001
Net asset value, per share	$ 19.12	$ 20.60	$ 18.71	$ 18.18
Investments in non-affiliated securities at cost	$ 9,704	$ 126	$ 12,004	$ 4,973
Investments in affiliated securities at cost	$1,519,280	$ 997,500	$1,489,345	$1,990,360
Premium paid for Purchased options	$ 250,823	$ 179,226	$ 256,234	$ 306,242
Premium received for Written options	$ 277,504	$ 179,724	$ 256,610	$ 366,022

See accompanying Notes to Financial Statements.

9

Statements of Operations
For the Year Ended July 31, 2026
	ARK DIET Q1 Buffer ETF(1)	ARK DIET Q2 Buffer ETF(2)	ARK DIET Q3 Buffer ETF(3)	ARK DIET Q4 Buffer ETF(4)
INVESTMENT INCOME:
Unaffiliated dividend income	$ 202	$ 5	$ 29	$ 4,556
Affiliated dividend income	—	—	—	9
Total Income	202	5	29	4,565
EXPENSES:
Management fees	5,889	2,486	785	16,425
Overdraft expense	2	—	—	1,414
Total Expenses	5,891	2,486	785	17,839
Less expense waivers and reimbursements	(4,590)(5)	(2,063)(5)	(594)(5)	(12,331	)(5)
Net Expenses	1,301	423	191	5,508
Net Investment Loss	(1,099)	(418)	(162)	(943)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in affiliated securities	(8,475)	—	23	(174,255)
Purchased affiliated options	(8,220)	—	—	(152,498)
Written affiliated options	(8,273)	—	—	146,610
In-kind redemptions – affiliated securities	—	—	—	(5,552)
Net realized gain (loss)	(24,968)	—	23	(185,695)
Change in unrealized appreciation (depreciation) on:
Investments in affiliated securities	(142,068)	53,789	(178,600)	(355,188)
Purchased affiliated options	(99,100)	(29,143)	(30,512)	(121,049)
Written affiliated options	172,581	5,747	108,209	347,010
Change in unrealized appreciation (depreciation)	(68,587)	30,393	(100,903)	(129,227)
Net realized and unrealized gain (loss) on investments	(93,555)	30,393	(100,880)	(314,922)
Net Increase (Decrease) in Net Assets Resulting From Operations	$ (94,654)	$ 29,975	$(101,042)	$(315,865)

(1)  Represents the period January 2, 2026 (commencement of operations) to July 31, 2026.

(2)  Represents the period April 1, 2026 (commencement of operations) to July 31, 2026.

(3)  Represents the period July 1, 2026 (commencement of operations) to July 31, 2026.

(4)  Represents the period October 1, 2025 (commencement of operations) to July 31, 2026.

(5)  The Adviser has agreed to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated fund(s) in which the Fund invests.

See accompanying Notes to Financial Statements.

10

Statements of Changes in Net Assets

	ARK DIET Q1 Buffer ETF	ARK DIET Q2 Buffer ETF
	January 2, 2026(1) to July 31, 2026	April 1, 2026(1) to July 31, 2026
OPERATIONS:
Net investment loss	$ (1,099)	$ (418)
Net realized loss on investments	(24,968)	—
Net change in unrealized appreciation (depreciation) on investments	(68,587)	30,393
Net increase (decrease) in net assets resulting from operations	(94,654)	29,975
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,040,464	1,000,020
Cost of shares redeemed	(512,042)	—
Net increase in net assets resulting from shareholder transactions	1,528,422	1,000,020
Increase in net assets	1,433,768	1,029,995
NET ASSETS:
Beginning of period	—	—
End of period	$1,433,768	$1,029,995
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—
Shares sold	100,001*	50,001	**
Shares redeemed	(25,000)	—
Shares outstanding, end of period	75,001	50,001

(1)  Commencement of operations.

*     50,000 shares was invested by a non-affiliate representing the initial seed capital.

**   50,000 shares was invested by a non-affiliate representing the initial seed capital.

See accompanying Notes to Financial Statements.

11

Statements of Changes in Net Assets (concluded)

	ARK DIET Q3 Buffer ETF	ARK DIET Q4 Buffer ETF
	July 1, 2026(1) to July 31, 2026	October 1, 2025(1) to July 31, 2026
OPERATIONS:
Net investment loss	$ (162)	$ (943)
Net realized gain (loss) on investments	23	(185,695)
Net change in unrealized depreciation on investments	(100,903)	(129,227)
Net decrease in net assets resulting from operations	(101,042)	(315,865)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	(8,120)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,504,327	5,083,096
Cost of shares redeemed	—	(2,940,734)
Net increase in net assets resulting from shareholder transactions	1,504,327	2,142,362
Increase in net assets	1,403,285	1,818,377
NET ASSETS:
Beginning of period	—	—
End of period	$1,403,285	$ 1,818,377
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—
Shares sold	75,001*	250,001 **
Shares redeemed	—	(150,000)
Shares outstanding, end of period	75,001	100,001

(1)  Commencement of operations.

*     50,000 shares was invested by a non-affiliate representing the initial seed capital.

**   100,000 shares was invested by a non-affiliate representing the initial seed capital.

See accompanying Notes to Financial Statements.

12

Financial Highlights ARK DIET Q1 Buffer ETF For a share outstanding throughout each period presented.
For the Period January 2, 2026(1) through July 31, 2026
Per Share Data:
Net asset value, beginning of period	$20.00
Net investment loss(2)	(0.01)
Net realized and unrealized loss on investments	(0.87)
Total loss from investment operations	(0.88)
Total distributions	—
Net asset value, end of period	$19.12
Market value, end of period	$19.07
Total Return at Net Asset Value(3)	(4.42)%
Total Return at Market Value(3)	(4.65)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$1,434
Ratio to average net assets of:
Expenses, prior to expense waivers and reimbursements	0.69%(4)(6)
Expenses, net of expense waivers and reimbursements	0.15%(4)(6)
Net investment loss(3)	(0.13)%(4)
Portfolio turnover rate(5)	36%

(1)  Commencement of operations.

(2)  Based on average daily shares outstanding.

(3)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(4)  Annualized.

(5)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(6)  Expense ratios exclude the acquired fund fees of underlying affiliated funds.

See accompanying Notes to Financial Statements.

13

Financial Highlights (continued) ARK DIET Q2 Buffer ETF For a share outstanding throughout each period presented.
For the Period April 1, 2026(1) through July 31, 2026
Per Share Data:
Net asset value, beginning of period	$20.00
Net investment loss(2)	(0.01)
Net realized and unrealized gain on investments	0.61
Total gain from investment operations	0.60
Total distributions	—
Net asset value, end of period	$20.60
Market value, end of period	$20.62
Total Return at Net Asset Value(3)	3.00%
Total Return at Market Value(3)	3.10%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$1,030
Ratio to average net assets of:
Expenses, prior to expense waivers and reimbursements	0.69%(4)(6)
Expenses, net of expense waivers and reimbursements	0.12%(4)(6)
Net investment loss(3)	(0.12)%(4)
Portfolio turnover rate(5)	0%

(1)  Commencement of operations.

(2)  Based on average daily shares outstanding.

(3)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(4)  Annualized.

(5)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(6)  Expense ratios exclude the acquired fund fees of underlying affiliated funds.

See accompanying Notes to Financial Statements.

14

Financial Highlights (continued) ARK DIET Q3 Buffer ETF For a share outstanding throughout each period presented.
For the Period July 1, 2026(1) through July 31, 2026
Per Share Data:
Net asset value, beginning of period	$20.00
Net investment loss(2)	(0.00)(3)
Net realized and unrealized loss on investments	(1.29)
Total loss from investment operations	(1.29)
Total distributions	—
Net asset value, end of period	$18.71
Market value, end of period	$18.78
Total Return at Net Asset Value(4)	(6.45)%
Total Return at Market Value(4)	(6.10)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$1,403
Ratio to average net assets of:
Expenses, prior to expense waivers and reimbursements	0.69%(5)(6)
Expenses, net of expense waivers and reimbursements	0.17%(5)(6)
Net investment loss(3)	(0.14)%(5)
Portfolio turnover rate(6)	0%

(1)  Commencement of operations.

(2)  Based on average daily shares outstanding.

(3)  Amount represents less than $0.005.

(4)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(5)  Annualized.

(6)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(7)  Expense ratios exclude the acquired fund fees of underlying affiliated funds.

See accompanying Notes to Financial Statements.

15

Financial Highlights (concluded) ARK DIET Q4 Buffer ETF For a share outstanding throughout each period presented.
For the Period October 1, 2025(1) through July 31, 2026
Per Share Data:
Net asset value, beginning of period	$20.00
Net investment loss(2)	(0.01)
Net realized and unrealized loss on investments	(1.76)
Total loss from investment operations	(1.77)
Distributions to shareholders:
Net investment income	(0.02)
Net realized gains	(0.03)
Total distributions	(0.05)
Net asset value, end of period	$18.18
Market value, end of period	$18.15
Total Return at Net Asset Value(3)	(8.86)%
Total Return at Market Value(3)	(9.03)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$1,818
Ratio to average net assets of:
Expenses, prior to expense waivers and reimbursements	0.75%(4)(6)
Expenses, net of expense waivers and reimbursements	0.23%(4)(6)
Net investment loss	(0.04)%(4)
Portfolio turnover rate(5)	70%

(1)  Commencement of operations.

(2)  Based on average daily shares outstanding.

(3)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(4)  Annualized.

(5)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(6)  Expense ratios exclude the acquired fund fees of underlying affiliated funds.

See accompanying Notes to Financial Statements.

16

Notes to Financial Statements July 31, 2026

1. Organization

ARK ETF Trust (“Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Trust was organized as a Delaware statutory trust on June 7, 2013. The Trust consists of thirteen (13) investment portfolios which are considered to be separate entities for financial reporting and tax purposes. These financial statements relate solely to ARK DIET Q1 Buffer ETF, ARK DIET Q2 Buffer ETF, ARK DIET Q3 Buffer ETF and ARK DIET Q4 Buffer ETF (each, a “Fund” and collectively, the “Funds”), each a series of the Trust. Each Fund is classified as a non-diversified management investment company under the 1940 Act. The ARK DIET Q1 Buffer ETF commenced operations on January 2, 2026, the ARK DIET Q2 Buffer ETF commenced operations on April 1, 2026, the ARK DIET Q3 Buffer ETF commenced operations on July 1, 2026, and the ARK DIET Q4 Buffer ETF commenced operations on October 1, 2025.

The investment objective of the Funds is to seek four rolling 12-month periods from January 1 to December 31, April 1 to March 31, July 1 to June 30, and October 1 to September 30 (each, an “Outcome Period”), respectively, to provide investors with a defined risk-return profile, before fees and expenses.

The Trust’s fiscal and tax reporting year end is July 31.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative guidance for SEC registrants. The following summarizes the significant accounting policies of the Funds:

Investment Valuation

The values of each Fund’s securities that are traded on a securities market are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by ARK Investment Management LLC (the “Adviser”), which was selected by the Board of Trustees of the Trust (“Board of Trustees”) as valuation designee, to provide such fair values in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and subject to the oversight of, the Board of Trustees. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security. Investments in money market funds are valued at their NAV as of the close of each business day. Exchange-traded funds are valued at their last sale or official closing price on the principal market.

Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; Listed options are generally valued at the last reported sale price, provided such price is within the bid-ask range, otherwise, they are valued based on the bid or ask price, as determined by a pricing service; FLEX Options are generally valued using models that consider the terms of the option and relevant market inputs and are typically valued at transaction price on the trade date.

Exchange-traded derivatives could be classified as Level 1 or Level 2 depending on whether they were traded or modelled on the valuation day. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety

17

Notes to Financial Statements (continued) July 31, 2026

of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis.

Dividend Distributions

Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. Net realized capital gains are distributed to shareholders as capital gain distributions. Net investment income, if any, and net capital gains, if any, are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code.

Segment Reporting

The officers of the Fund acts as the Fund's chief operating decision maker (“CODM”). The Fund operates as a single operating segment, reflecting the CODM's oversight of long-term strategic asset allocation in accordance with the Trust's prospectus and investment strategy. The CODM evaluates performance and allocates resources using the Trust's portfolio composition, total returns, expense ratios, and changes in net assets — measures consistent with the amounts presented in the Trust's financial statements. Segment assets are presented as “total assets” on the Statement of Assets and Liabilities, and segment revenues and expenses are presented on the Statement of Operations.

3. Management and Other Agreements

Management

Each Fund pays the Adviser a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.69% (“Management Fee”) in return for providing investment management and supervisory services under a comprehensive structure. In addition, the Fund bears other fees and expenses that are not covered by the Supervision Agreement, which may vary and will affect the total expense ratio of the Fund, such as acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses). Subject to the oversight of the Board, the Adviser provides investment management services to each Fund and provides, or causes to be furnished, all supervisory and other services reasonably necessary for the operation of each Fund and also bears the costs of trustee fees and various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs.

The Adviser has agreed to waive a portion of its management fee payable by each Fund in an amount equal to the investment advisory fee portion of the management fee it earns as an investment adviser to the affiliated fund in which the Fund invests. The portion of the management Fee the Adviser has agreed to waive is 0.55%. As such, the Management Fees in the Statement of Operations have been waived in amounts totalling $4,590 for ARK DIET Q1 Buffer ETF, $2,063 for the ARK DIET Q2 Buffer ETF, $594 for the ARK DIET Q3 Buffer ETF, and $12,331 for ARK DIET Q4 Buffer ETF.

Administrator, Custodian, Transfer Agent and Accounting Agent

The Bank of New York Mellon is the administrator for the Funds, the custodian of the Funds’ assets and also provides transfer agency, fund accounting and various administrative services to the Funds (in each capacity, “Administrator,” “Custodian,” “Transfer Agent” or “Accounting Agent”). The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution

Foreside Fund Services, LLC serves as the Funds’ distributor (“Distributor”). The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

18

Notes to Financial Statements (continued) July 31, 2026

Board of Trustees

Effective January 1, 2026, each Independent Trustee receives an annual retainer fee of $275,000 for services provided as a Trustee of the Trust, plus out-of-pocket expenses related to attendance at Board and Committee Meetings. Prior to this date, the annual retainer fee was $230,000. In addition, the Chairs of the Board and of the Audit Committee each also receive an additional annual retainer fee of $60,000 and $20,000, respectively, for their service as such. Annual Trustee fees may be reviewed periodically and changed by the Trust’s Board.

4. Creation and Redemption Transactions

As of July 31, 2026, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its net asset value (“NAV”) depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of 25,000 shares. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by a Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions may be imposed.

5. Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions and short-term investments) for the period ended July 31, 2026 were as follows:

Fund	Purchases	Sales
ARK DIET Q1 Buffer ETF	$ 997,997	$ 519,032
ARK DIET Q2 Buffer ETF	997,499	—
ARK DIET Q3 Buffer ETF	994,875	5,196
ARK DIET Q4 Buffer ETF	3,992,065	1,904,597

For the period ended July 31, 2026, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	In-Kind
Fund	Subscriptions	Redemptions
ARK DIET Q1 Buffer ETF	$ 1,048,790	$ —
ARK DIET Q3 Buffer ETF	499,643	—
ARK DIET Q4 Buffer ETF	1,023,353	940,654

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of July 31, 2026. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore may not be representative of the Fund’s net exposure.

ARK DIET Q1 Buffer ETF

Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
Equity	Purchased options contracts, at value	$151,722	Written options contracts, at value	$(104,923)
Total		$151,722		$(104,923)

ARK DIET Q2 Buffer ETF

Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
Equity	Purchased options contracts, at value	$150,083	Written options contracts, at value	$(173,977)
Total		$150,083		$(173,977)

19

Notes to Financial Statements (continued) July 31, 2026

ARK DIET Q3 Buffer ETF

Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
Equity	Purchased options contracts, at value	$225,722	Written options contracts, at value	$(148,401)
Total		$225,722		$(148,401)

ARK DIET Q4 Buffer ETF

Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
Equity	Purchased options contracts, at value	$185,193	Written options contracts, at value	$(19,012)
Total		$185,193		$(19,012)

The following tables set forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the period ended July 31, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

ARK DIET Q1 Buffer ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from Purchased options/Net change in unrealized gain (loss) on Purchased options	$ (8,220)	$(99,100)
Equity	Net realized gain (loss) from Written options/Net change in unrealized gain (loss) on Written options	(8,273)	172,581
Total		$(16,493)	$ 73,481

ARK DIET Q2 Buffer ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from Purchased options/Net change in unrealized gain (loss) on Purchased options	$ —	$(29,143)
Equity	Net realized gain (loss) from Written options/Net change in unrealized gain (loss) on Written options	—	5,747
Total		$ —	$(23,396)

ARK DIET Q3 Buffer ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from Purchased options/Net change in unrealized gain (loss) on Purchased options	$ —	$(30,512)
Equity	Net realized gain (loss) from Written options/Net change in unrealized gain (loss) on Written options	—	108,209
Total		$ —	$ 77,697

ARK DIET Q4 Buffer ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from Purchased options/Net change in unrealized gain (loss) on Purchased options	$(152,498)	$(121,049)
Equity	Net realized gain (loss) from Written options/Net change in unrealized gain (loss) on Written options	146,610	347,010
Total		$ (5,888)	$ 225,961

20

Notes to Financial Statements (continued) July 31, 2026

For the period ended July 31, 2026, the average number of contracts held for options were as follows:

	Average Number of Contracts(1)
Fund	Written Options	Purchased Options
ARK DIET Q1 Buffer ETF	194	217
ARK DIET Q2 Buffer ETF	148	168
ARK DIET Q3 Buffer ETF	185	207
ARK DIET Q4 Buffer ETF	352	400

(1)    Amounts disclosed represent average number of contracts for options contracts, for the months that the Funds held such derivatives during the period ended July 31, 2026.

6. Federal Income Tax

Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders. U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. The management of the Funds is required to analyze all open tax years, from inception through July 31, 2026, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of July 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. At July 31, 2026, there were no disclosures necessary.

At July 31, 2026, the approximate cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ARK DIET Q1 Buffer ETF	$1,804,774	$173,808	$(267,362)	$ (93,554)
ARK DIET Q2 Buffer ETF	1,176,852	59,536	(29,143)	30,393
ARK DIET Q3 Buffer ETF	1,757,583	141,201	(242,104)	(100,903)
ARK DIET Q4 Buffer ETF	2,622,919	378,348	(828,919)	(450,571)

The differences between book-basis and tax-basis components of net assets are primarily attributable to tax deferral of losses on wash sales, in-kind creation and redemption transactions, net operating losses, and straddle deferrals. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values.

At July 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Income	Undistributed Long-term Capital Gains	Accumulated Capital Gains/(Losses)	Net Unrealized Appreciation (Depreciation)	Total Earnings (Losses)
ARK DIET Q1 Buffer ETF	$ —	$ —	$ (1)	$ (93,554)	$ (93,555)
ARK DIET Q2 Buffer ETF	—	—	—	30,393	30,393
ARK DIET Q3 Buffer ETF	—	—	—	(100,903)	(100,903)
ARK DIET Q4 Buffer ETF	132,167	—	—	(450,571)	(318,404)

21

Notes to Financial Statements (continued) July 31, 2026

At July 31, 2026, the effect of permanent book/tax reclassifications resulted in increase/(decrease) to the components of net assets as follows:

Fund	Total Distributable Earnings	Paid-in Capital
ARK DIET Q1 Buffer ETF	$ 1,099	$ (1,099)
ARK DIET Q2 Buffer ETF	418	(418)
ARK DIET Q3 Buffer ETF	139	(139)
ARK DIET Q4 Buffer ETF	5,581	(5,581)

The tax character of distributions paid during the period indicated was as follows:

Period Ended July 31, 2026
Fund	Ordinary Income*	Long-Term Capital Gain	Return of Capital
ARK DIET Q1 Buffer ETF	$ —	$ —	$ —
ARK DIET Q2 Buffer ETF	—	—	—
ARK DIET Q3 Buffer ETF	—	—	—
ARK DIET Q4 Buffer ETF	8,120	—	—

*        For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At July 31, 2026, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
ARK DIET Q1 Buffer ETF	$ (1)	$ —	$ (1)
ARK DIET Q2 Buffer ETF	—	—	—
ARK DIET Q3 Buffer ETF	—	—	—
ARK DIET Q4 Buffer ETF	—	—	—

7. Indemnification Obligations

The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. Investment Risks

Clearing Member Default Risk: Transactions in certain options such as FLEX Options and listed options are required to be centrally cleared (“cleared options”). In a transaction involving cleared options, the Fund’s counterparty is a clearing house, such as the Options Clearing Corporation (the “OCC”), rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared options through accounts at clearing members. In cleared options positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Margin requirements are set by the OCC and the Fund’s clearing member and generally may be increased at any time. Margin requirements could increase significantly during periods of volatility or market disruptions, and the Fund may be forced to sell assets at a disadvantageous time or price to meet such margin calls, which could negatively impact the Fund’s performance. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated

22

Notes to Financial Statements (continued) July 31, 2026

with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Derivatives Risk: Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

Disruptive Innovation Risk: Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The ARK Innovation ETF (“the Underlying ETF”) may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

FLEX Options Risk: The Fund utilizes FLEX Options guaranteed for settlement by the OCC, and they each bear the risk that the OCC will be unable or unwilling to fulfill its obligations under the FLEX Options contracts, which is a form of counterparty risk. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. Terminating the FLEX Options in a less liquid market may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, in such a market, the liquidation of a large number of options may significantly impact the price. The Fund may experience substantial downside from certain FLEX Option positions, and FLEX Option positions may expire worthless.

The value of the FLEX Options will be affected by, among others, changes in the value of the Underlying ETF, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time until the FLEX Options expire. During periods of reduced market liquidity or in the absence of readily available market quotations, or when there is reduced availability of reliable objective pricing data for the FLEX Options, the ability of the Fund to value the FLEX Options may become more difficult. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Underlying ETF (although they generally move in the same direction). Due to the cost of the options used by the Fund and other Fund fees and expenses, the correlation of the Fund’s performance to that of the Underlying ETF is expected to be less than if the Fund solely invested directly in the Underlying ETF (i.e., without using options), and could be substantially less. Prior to the expiration date, the value of the FLEX Options will be determined based upon the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the value of the Underlying ETF, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF, and it is possible they may move in different directions. As a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF. Similarly, the components of the option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

23

Notes to Financial Statements (continued) July 31, 2026

Investment Objective and Outcomes Risk: There is no guarantee that the Fund will succeed in its attempt to achieve its investment objective and/or its strategy to limit the Fund’s exposure to losses in the Underlying ETF’s share price to no more than 50% of the Fund’s NAV during the Outcome Period. An investor could lose some or all of their investment in the Fund. Circumstances under which the Fund might not achieve its objective and/or its strategy to limit the Fund’s exposure to losses in the Underlying ETF’s share price to no more than 50% of the Fund’s NAV during the Outcome Period include, but are not limited to: (i) if the Fund disposes of FLEX Options; (ii) if the Fund is unable to maintain the intended proportional relationship based on the number of FLEX Options in the Fund’s portfolio; (iii) significant accrual of Fund expenses in connection with effecting the Fund’s investment strategy; (iv) losses resulting from the Fund’s investment strategy; or (v) adverse tax law changes affecting the treatment of FLEX Options.

Liquidity Risk — Listed Options: There is no guarantee that a liquid secondary trading market will exist for the listed options, including FLEX Options, in which the Fund may invest. The trading in such listed options may be less deep and liquid than the market for certain other exchange traded option contracts. In a less liquid market for the listed options terminating the listed options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of listed options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its listed option positions. A less liquid trading market may adversely impact the value of the listed options and the value of your investment.

Management Risk: As actively-managed ETFs, the Funds are subject to management risk. In managing the Funds, the Adviser applies investment strategies, techniques and analyses in making investment decisions for the Funds, but there can be no guarantee that these actions will produce the intended results. The ability of the Adviser or Sub-Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser or Sub-Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

Margin Requirements Risk: The Fund’s positions in listed options, including FLEX Options, on the Underlying ETF are subject to initial and maintenance margin requirements that will require the Fund to pledge assets to collateralize the Fund’s exposure under the options. Margin requirements may increase based on various market conditions, including the volatility or market price of the options or the Underlying ETF. If margin requirements increase, the Fund may be required to sell its investments to meet its margin posting obligations.

Market Risk: The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments, and those of the Underlying ETF, may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics.

For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund and/or the Underlying ETF invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests and the Underlying ETF in ways that could have a significant negative impact on the Fund’s investment performance.

New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable.

Option Writing Risk: The Funds invest in options that derive their performance from the performance of the Underlying ETF. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the Underlying ETF, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than

24

Notes to Financial Statements (continued) July 31, 2026

the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the Underlying ETF. This means that if the Underlying ETF experiences gains for an Outcome Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the Underlying ETF and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of the Underlying ETF or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.

Other Investment Companies Risk: In addition to investing in options, the Fund invests in the Underlying ETF, which is another investment company. Accordingly, shareholders will bear not only their proportionate share of the Fund’s expenses, but also, indirectly, the similar expenses of the Underlying ETF. Shareholders would also be exposed to the risks associated not only with the Fund, but also with the portfolio investments of the Underlying ETF. The underlying securities in the Underlying ETF may not follow the price movements of the industry or sector the Underlying ETF is designed to track. Trading in the Underlying ETF may be halted if the trading in one or more of the Underlying ETF’s underlying securities is halted, which could result in the Underlying ETF being more volatile.

Outcome Period Risk: The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. In addition, the participation rate may change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods, although the Hurdle strike price is set at 5% over the Underlying ETF’s share price at the beginning of each Outcome Period. This means that the net asset value of the Fund will not increase until the Underlying ETF’s share price exceeds 105% of the Underlying ETF’s share price at the beginning of the Outcome Period plus the Fund’s net expenses and when the share price of the Underlying ETF declines the Fund’s returns will be further reduced by the Fund’s expenses. The Hurdle and downside participation offset are established prior to taking into account the Fund’s reflected in the Statement of Operations annualized over each Outcome Period. Accordingly, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. As a result, the performance of the Fund over an Outcome period will be reduced by these expenses. If an investor purchases shares after the Outcome Period starts or sell their shares before the Outcome Period ends, they may receive a very different return based on the Fund’s current value. At the end of each Outcome Period, the Fund's buffer, hurdle, and participation rate reset based on then-current market conditions and the Underlying ETF's NAV. Investors who purchase or redeem shares mid-period may not experience the full benefit of the downside buffer or upside participation, which are designed to apply only when shares are held from the start through the end of an Outcome Period.

Position Limits Risk: The options exchanges have established limits on the maximum number of puts and calls covering the same underlying security that may be held or written by a single investor or group of investors acting in concert or under common control (regardless of whether the options are purchased or written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). These are referred to as “position limits.” The position limit applicable to a particular option class is determined by the options exchange based on the number of shares outstanding and trading volume of the security underlying the option. The rules of the options markets generally limit the maximum number of options on the same side of the market (i.e., calls held plus puts written, or puts held plus calls written) with respect to a single underlying interest that may be carried in the accounts of a single investor or group of investors acting in concert. An options market may require that positions in certain listed options or FLEX Options be aggregated with positions in certain other options for purposes of calculating position limits.

The clearing members that clear the Fund’s listed option positions are required to monitor and report the Fund’s positions to the options exchanges and may be required to liquidate positions in excess of these limits. Failure to comply with position limits may result in the imposition of fines and other sanctions by the options exchanges.

Even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Advisor and its affiliates may be aggregated. Therefore, the trading decisions of the Advisor may have to be modified and positions held by the Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund and prevent the Fund from achieving its investment objective. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s investment strategy.

25

Notes to Financial Statements (concluded) July 31, 2026

9. New Accounting Pronouncement

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Fund has adopted ASU 2023-09, which did not have a material impact on the Fund's financial statements or disclosures.

On September 9, 2026, the FASB issued ASU 2026-03, Fair Value Measurement (Topic 820): Investment companies with Equity Securities Subject to Contractual Sale Restrictions, that requires investment companies to incorporate the effect of any contractual sale restriction when measuring the fair value of an equity security. ASU 2026-03 also requires investment companies to disclose the amount of any discount(s) attributable to contractual sale restrictions included in the fair value measurement of equity securities. The new standard must be applied prospectively to all equity securities upon adoption with any changes in fair value recorded as an adjustment to earnings. ASU 2026-03 is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods, with early adoption permitted. At this time, management is still evaluating the potential impact of adopting the amendments and has not yet determined the impact, if any, on the Fund's financial statement disclosures.

10. Subsequent Events

A new Investment Period for the ARK DIET Q4 Buffer ETF will begin as of October 1, 2026, and will end on September 30, 2027. At the Conclusion of an Outcome Period, a new Outcome Period generally will begin for the applicable Fund, with a new hurdle rate, cap and/or participation rate established based on then-current market conditions and the price of options on the Underlying ETF at the start of the new Outcome Period. A new Investment Period for a Buffer ETF typically begins on the first business date following the conclusion of its prior Outcome Period. Additional information regarding the terms of a Fund's current or upcoming Outcome Period, including the applicable hurdle rate and participation rate, can be found in the supplement to that Fund's Summary Prospectus and the Funds' Prospectus then in effect. Additional information can be found in the supplement to the ARK DIET Q4 Buffer ETF's Summary Prospectus and the Funds’ Prospectus.

Subsequent events occurring after July 31, 2026 have been evaluated for potential impact to this Report through the date the Report was issued, and it has been determined that no additional events have occurred that require disclosure.

26

Report of Independent Registered Public Accounting Firm

To the Shareholders of ARK DIET Q1 Buffer ETF, ARK DIET Q2 Buffer ETF, ARK DIET Q3 Buffer ETF and ARK DIET Q4 Buffer ETF and the Board of Trustees of ARK ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of ARK DIET Q1 Buffer ETF, ARK DIET Q2 Buffer ETF, ARK DIET Q3 Buffer ETF and ARK DIET Q4 Buffer ETF (collectively referred to as the “Funds”), (four of the funds constituting ARK ETF Trust (the “Trust”)), including the schedules of investments, as of July 31, 2026, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting ARK ETF Trust) at July 31, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds constituting ARK ETF Trust	Statements of operations Statements of changes in net assets Financial highlights
ARK DIET Q1 Buffer ETF	For the period from January 2, 2026 (commencement of operations) to July 31, 2026
ARK DIET Q2 Buffer ETF	For the period from April 1, 2026 (commencement of operations) to July 31, 2026
ARK DIET Q3 Buffer ETF	For the period from July 1, 2026 (commencement of operations) to July 31, 2026
ARK DIET Q4 Buffer ETF	For the period from October 1, 2025 (commencement of operations) to July 31, 2026

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of one or more ARK Invest investment companies since 2022.

New York, New York

September 25, 2026

27

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The ARK ETF Trust files with the Securities and Exchange Commission on Form N-PORT the complete schedule of portfolio holdings for each ARK ETF for the first and third quarters of each fiscal year. The ARK ETF Trust’s Forms N-PORT are available on the Securities and Exchange Commission’s website at www.sec.gov. Copies of the filings are available without charge, upon request, by calling (727) 810-8160. In addition, each ARK ETF’s current portfolio holdings are updated daily and are available on our website, www.ark-funds.com.

Proxy Voting Policies and Procedures. A description of ARK Investment Management LLC’s proxy voting policies and procedures, which are applicable to the ARK ETFs, is available without charge, upon request, by calling (727) 810-8160 collect or visiting our website at www.ark-funds.com or the Securities and Exchange Commission’s website at www.sec.gov.

Proxy Voting Record. The ARK ETFs file with the Securities and Exchange Commission their proxy voting records on Form N-PX for each 12 month period ending June 30. Form N-PX must be filed each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (727) 810-8160 collect or visiting the Securities and Exchange Commission’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market prices on the secondary market for shares of each ARK ETF and the ARK ETF’s net asset value can be found on our website, www.ark-funds.com.

28

Risks Involved with Investing in the Funds (Unaudited)

This report should be read in conjunction with the Funds’ prospectus.

The principal risks of investing in the Funds’ include:

Communications Sector Risk. The Underlying ETF will be more affected by the performance of the communications sector than a fund with less exposure to such sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Cyber Security Risk. As the use of internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, ransomware attacks that impair the Fund’s ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. In addition, cyber security breaches of the Fund’s third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund’s trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund’s investment in that issuer. While the Funds have established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of their third-party service providers, trading counterparties, or issuers.

Equity Securities Risk. The value of the equity securities that the Underlying ETF holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of such securities participate or factors relating to specific companies in which the Underlying ETF invests. An unfavorable earnings report or a failure to make anticipated dividend payments by an issuer whose securities are held by the Underlying ETF may affect the value of the Underlying ETF’s investment. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Underlying ETF’s equity investments.

•        Special Purpose Acquisition Companies (SPACs). The Underlying ETF may invest in stocks of, warrants to purchase stock of, and other interests in SPACs or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Because SPACs and similar entities are so-called “blank check companies” and do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. An investment in a SPAC or similar entity is subject to a variety of risks, including that (i) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; (ii) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (iii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (iv) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (v) the warrants or other rights with respect to the SPAC held by the Underlying ETF may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) the Underlying ETF may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (vii) an investment in an SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (viii) no or only a thinly traded market for shares of or interests in an SPAC may develop, leaving the Underlying ETF unable to sell

29

Risks Involved with Investing in the Funds (Unaudited) (continued)

its interest in an SPAC or to sell its interest only at a price below what the Underlying ETF believes is the SPAC interest’s intrinsic value; and (ix) the values of investments in SPACs may be highly volatile and may depreciate significantly over time. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Financial Technology Risk. Companies that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. Fintech Innovation Companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. A Fintech Innovation Company may not currently derive any revenue, and there is no assurance that such company will derive any revenue from innovative technologies in the future. Additionally, Fintech Innovation Companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.

Foreign Securities Risk. Investment in the securities of foreign issuers involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because many foreign securities markets may be limited in size, the prices of securities that trade in such markets may be influenced by large traders. Certain foreign markets that have historically been considered relatively stable may become volatile in response to changed conditions or new developments. Increased interconnectivity of world economies and financial markets increases the possibility that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information may be available or reliable. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Underlying ETF’s ability to invest in foreign securities or may prevent the Underlying ETF from repatriating its investments. In addition, the Underlying ETF may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute shareholder communications.

Certain issuers located in foreign countries in which the Underlying ETF may invest may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Underlying ETF, as an investor in such issuers, will be indirectly subject to those risks. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. These types of measures may include, but are not limited to, banning a sanctioned country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country or companies located in or economically tied to the sanctioned country, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Underlying ETF from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Underlying ETF’s liquidity and performance.

Securities registration, custody, and settlement may in some instances be subject to delays and legal and administrative uncertainties. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Underlying ETF. Because of these restrictions, the Underlying ETF may invest in entities that provide economic exposure to specific foreign issuers through contractual arrangements, but do not provide the entities or the Underlying ETF with ownership interests in those foreign issuers. Changes in law or regulation could significantly harm the value of the Underlying ETF’s investments in such entities. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Underlying ETF also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment.

30

Risks Involved with Investing in the Funds (Unaudited) (continued)

Health Care Sector Risk. The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are: (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability; (ii) subject to extensive litigation based on product liability and similar claims; and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. In addition, issuers in the health care sector include issuers having their principal activities in the biotechnology industry, medical laboratories and research, drug laboratories and research and drug manufacturers, which have the additional risks described below.

•        Biotechnology Company Risk. A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the U.S. Food and Drug Administration, the U.S. Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

•        Pharmaceutical Company Risk. Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

•        Internet Company Risk. Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.

•        Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

•        Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and

31

Risks Involved with Investing in the Funds (Unaudited) (concluded)

businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. The NAV of Shares will fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will fluctuate in accordance with changes in their NAV and supply and demand on an Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities in the Fund’s portfolio trading individually or in the aggregate at any point in time. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. Any of these factors, discussed above and further below, may lead to Shares trading at a premium or discount to the Fund’s NAV.

While Shares are listed on an exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV. The Funds’ distributor does not maintain a secondary market in the Shares. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming directly with the Fund.

Decisions by market makers or APs to reduce their role or “step away” from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund Shares trading at a price which differs materially from NAV and also in greater than normal intraday bid/ask spreads for Fund Shares.

Non-Diversified Risk. Investment companies are classified as either “diversified” or “non-diversified” under the 1940 Act. Each Fund is classified as a “non-diversified” investment company under the 1940 Act, although each is diversified for Internal Revenue Code purposes. An investment company classified as “diversified” under the 1940 Act is subject to certain limitations with respect to the value of the company’s assets invested in particular issuers. As a non-diversified investment company, each Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on a Fund’s NAV and may make the Fund more volatile than more diversified funds.

Tax Risk. Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. The federal income tax treatment of a derivative may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

32

Board Approval of Management Agreements (Unaudited)

Board Approval of Management and Sub-Advisory Agreements for ARK DIET Q1 Buffer ETF, ARK DIET Q2 Buffer ETF, ARK DIET Q3 Buffer ETF and ARK DIET Q4 Buffer ETF

Under Section 15(c) of the Investment Company Act of 1940 (“1940 Act”), ARK ETF Trust’s (“Trust”) Board of Trustees (“Trustees” or “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (“Independent Trustees”), was required to consider whether to approve the proposed (i) Supervision Agreement between the Trust and ARK Investment Management, LLC (“ARK” or the “Investment Adviser”) on behalf of ARK DIET Q1 Buffer ETF, ARK DIET Q2 Buffer ETF, ARK DIET Q3 Buffer ETF and ARK DIET Q4 Buffer ETF (each, a “Fund” and, collectively, the “Funds”)(“Supervision Agreement”); (ii) Investment Advisory Agreement between the Trust and ARK (collectively with the Supervision Agreement, “Management Agreements”) on behalf of each Fund; and (iii) the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreements, the “Agreements”) between ARK and Milliman Financial Risk Management LLC (the “Sub-Adviser”) with respect to each Fund.

At the September 23, 2025 meeting of the Board (the “September 2025 Meeting”), the Board, including a majority of the Independent Trustees, initially approved the proposed Management Agreements on behalf of each Fund, including ARK DIET Q2 Buffer ETF and ARK DIET Q3 Buffer ETF.

In advance of the September 2025 Meeting, the Independent Trustees and their counsel reviewed and discussed information provided by ARK that they determined was reasonably necessary to evaluate the terms of the proposed Management Agreements. In connection with their consideration of each Agreement, the Trustees received written materials and oral presentations prepared by the Investment Adviser and the Sub-Adviser on the topics covered and were advised by their independent legal counsel. In evaluating the Management Agreements, the Trustees considered information included in presentations made by the Investment Adviser and other information received at prior Board meetings. Prior to voting on the proposed Management Agreements on behalf of the Funds, the Independent Trustees met in Executive Session with ARK’s senior management and also met in private sessions with their counsel at which time no representatives of management were present.

After the presentation of relevant information by ARK’s senior management and extensive discussions prior to and at the September 2025 Meeting, the Trustees, including the Independent Trustees voting separately, unanimously approved the proposed Agreements on behalf of the Funds. The determination made by all of the Trustees to approve the proposed Agreements was made on the basis of each Trustee’s business judgment after considering all of the information presented to them. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with their evaluation of the proposed Agreements. In approving the proposed Agreements on behalf of the Funds, the following factors were considered by the Trustees, and no one factor was determinative:

Management Agreements:

(a) Nature, Extent and Quality of Services provided by ARK to the Funds under the Management Agreements. The Trustees considered the nature, extent and quality of the services that ARK would provide to the Funds under the proposed Management Agreements, including: (i) the qualifications of the portfolio manager, analysts and other key personnel of ARK who would provide the supervisory and investment advisory services to the Funds; and (ii) the terms of the proposed Management Agreements. The Trustees considered ARK’s senior management’s discussion of the various duties and responsibilities of ARK under the proposed Management Agreements. The Trustee’s also considered that the Funds would employ a “manager of managers” structure, whereby ARK is responsible for selecting a sub-adviser (subject to Board approval) and overseeing its day-to-day management of Fund assets. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided by ARK and its affiliates (including oversight of the Sub-Adviser) The Trustees also considered information regarding ARK’s efforts relating to business continuity planning. In addition, the Trustees considered the sub-adviser oversight process that ARK was expected to employ going forward, which included areas such as investment analytics, risk management and compliance. The Trustees also considered the organizational structure of ARK, the quality of ARK’s investment, administrative, operations, compliance and legal personnel that ARK currently provides to other series of the Trust overseen by the Board and would provide to the Funds, and ARK’s proposed management of the operations of the Funds.

Based on these and other factors, the Trustees concluded that the nature, extent and quality of the supervisory and investment advisory services that would be provided to the Funds by ARK pursuant to the proposed Management Agreements were satisfactory and supported the decision of the Trustees to approve the proposed Management Agreements with respect to the Funds.

(b) Performance. The Trustees noted that as newly established series of the Trust, the Funds had no performance history that they could review.

33

Board Approval of Management Agreements (Unaudited) (continued)

(c) Proposed Fees and Estimated Expenses. The Trustees considered the proposed fees payable by the Funds to ARK under the proposed Management Agreements in relation to the services to be received by the Funds from ARK. In evaluating the reasonableness of the proposed fees payable by the Funds, the Trustees noted that the proposed fees generally were in line with the fees paid by other series of the Trust. The Board also took into account the Funds’ proposed fee and expense structure, noting that under that structure ARK would generally pay all non-management expenses of the Funds other than certain excluded expenses, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses. They also considered ARK's undertaking to waive a portion of its management fee payable by each Fund in an amount equal to the investment advisory fee portion of the management fee it earns as an investment adviser to the affiliated fund(s) in which the Fund invests.

The Trustees concluded that the proposed fees that would be paid by the Funds under the Management Agreements were reasonable considering the services that the Funds would receive.

(d) The extent to which economies of scale may be realized as the Funds’ assets increase and whether fee levels would reflect economies of scale. The Trustees considered ARK’s senior management’s discussion of the proposed fee and expense structure for the Funds and noted that the proposed unitary fee structure effectively acts as a cap on the fees and expenses (excluding certain specific investment-related and extraordinary fees and expenses) that are borne by the Funds. The Trustees also noted that ARK would bear most of the ordinary fees and expenses of the Funds. The Trustees further noted that, although there currently are no breakpoints in the proposed fee structure for the Funds, if the Funds’ assets increase over time, the Funds might realize other economies of scale if assets increase proportionally more than certain other expenses.

Based on these considerations, the Trustees concluded that adding breakpoints at specified levels to the Funds’ proposed fee structure was not appropriate at that time.

(e) Costs and Profitability. In considering the anticipated profitability of the Funds to ARK, the Trustees noted the challenges in evaluating the profitability of the Funds given that they had not yet commenced operations and there were not comparable investment products currently being offered. The Trustees noted, however, that under the Funds’ proposed fee and expense structure, the Funds would not be profitable to ARK until such time as the Funds had achieved scale.

(f) Benefits derived or to be derived by ARK and its affiliates from ARK’s relationship with the Funds. The Trustees then considered the extent to which ARK may derive any ancillary or indirect benefits from the Funds’ operations as a result of ARK’s relationship with the Funds. The Trustees noted that ARK’s reputation as an asset manager could benefit from the performance of the Funds, which has the potential to aid ARK in gathering assets for its non-fund business operations. The Trustees also considered that ARK’s affiliates were likely to benefit if the Funds have a positive reception and gain popularity.

The Board concluded that the nature and amount of any indirect benefits that ARK and its affiliates would receive from ARK’s relationship with the Funds are reasonable.

(g) Financial Resources of ARK. The Trustees then considered whether ARK was financially sound and had adequate resources to perform its obligations under the proposed Management Agreements.

Based on the information provided to the Board, the Trustees concluded that ARK had sufficient financial resources necessary to continue to perform its obligations under the Management Agreements.

General Conclusion. Based on its consideration of all the factors discussed, and such other information as it deemed appropriate and relevant, the Board concluded that it would be in the best interest of the Funds and their shareholders to approve the proposed the Management Agreements on behalf of the Funds, including the proposed fees payable under those Agreements. Accordingly, the Board, with Independent Trustees voting separately, unanimously approved the proposed Management Agreements with respect to the Funds.

Sub-Advisory Agreement:

Nature, Extent, and Quality of the Services to be Provided Under the Sub-Advisory Agreement. The Trustees considered the nature, extent and quality of the services that the Sub-Adviser would provide to the Funds under the proposed Sub-Advisory Agreement. In evaluating the Sub-Advisory Agreement, the Trustees relied upon materials furnished and presentations made by ARK and the Sub-Adviser. In evaluating the nature, extent, and quality of services to be provided by the Sub-Adviser, the Trustees considered information on the services to be provided to the Funds by the Sub-Adviser, including information about (i) the qualifications of the Sub-Adviser’s portfolio managers and other key personnel of the Sub-Adviser who would provide investment advisory services to the Funds and their compensation structure;

34

Board Approval of Management Agreements (Unaudited) (concluded)

(ii) the Sub-Adviser’s policies and procedures in place to address potential conflicts of interest; and (iii) the Sub-Adviser’s compliance program and code of ethics. In this regard, they also considered assessments provided by ARK of the Sub-Adviser, the Sub-Adviser’s investment strategies and personnel, and its compliance program. The Trustees also considered information regarding the Sub-Adviser’s efforts related to business continuity planning. Based on these and other factors, the Trustees concluded that the nature, extent and quality of the services expected to be provided to the Funds by the Sub-Adviser pursuant to the proposed Sub-Advisory Agreement were satisfactory and supported the decision of the Trustees to approve the proposed Sub-Advisory Agreement with respect to the Funds.

Costs of Services to be Provided. The Trustees reviewed the terms of the proposed Sub-Advisory Agreement, including the sub-advisory fee to be payable by ARK to the Sub-Adviser. They considered any breakpoints in the sub-advisory fee rate to be payable under the Sub-Advisory Agreement and that the benefit of any breakpoints would not lower the overall cost of services to the Funds. The Trustees noted that the compensation paid to the Sub-Adviser would be paid by ARK, not by the Funds. They also noted that the terms of the Sub-Advisory Agreement were the result of arms’ length negotiations between ARK and the Sub-Adviser. The Trustees considered the amount of the proposed fees expected to be retained by ARK. The Trustees concluded that the proposed fee under the Sub-Advisory Agreement was reasonable considering the services that the Funds expected to receive under the Sub-Advisory Agreement.

General Conclusion. Based on its consideration of all the factors discussed, and such other information as it deemed appropriate and relevant, the Board concluded that it would be in the best interest of the Funds and their shareholders to approve the proposed Sub-Advisory Agreement on behalf of the Funds, including the proposed sub-advisory fee payable under that Agreement. Accordingly, the Board, with Independent Trustees voting separately, unanimously approved the proposed Sub-Advisory Agreement with respect to the Funds.

35

Board of Trustees and Executive Officers (Unaudited)

Independent Trustees

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships Held By Trustee During Past Five Years
Scott R. Chichester, 1970	Trustee	Since June 30, 2014

Chief Financial Officer, Sterling Consolidated Corp (2011 – 2024); Director and Founder, DirectPay USA LLC (since 2006) (payroll company); Founder, Madison Park Advisors LLC (since 2011) (public company advisory); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm); Co-Founder, Midland Capital Holdings Corp (bank holding company)

Director of Sterling Consolidated Corp (2011 – 2024); Director and Audit Committee Chair of Midland Capital Holdings Corp
Darlene T. DeRemer, 1955	Trustee	Since June 30, 2014	Retired.

Trustee, Member of Investment and Endowment Committee of Syracuse University (since 2010); Director, Alpha Healthcare Acquisition Corp. III (since 2021 – 2023); Interested Trustee, Esoterica Thematic Trust (2020 – 2021); Director member of each of the Audit, Governance, Compliance and Ethics and Brokerage Committees, Core Bridge/Valic Trust (since 2022);

Robert G. Zack, 1948	Trustee	Since June 30, 2014	Adjunct Professor at the University of Virginia School of Law (since 2014); President, Visionaire Condominium (since 2014)	Trustee of University of Virginia Law School Foundation (2011 – 2022).

Interested Trustee

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships Held By Trustee During Past Five Years
Catherine D. Wood, 1955	Chief Executive Officer, Chief Investment Officer and Trustee	Since June 7, 2013	Managing Member, Founder and Chief Executive Officer, ARK Investment Management LLC (since 2013)

I Director, MIMIK Technologies Inc. (since 2021); NexPoint Advisors: NexPoint Diversified Real Estate Trust (since 2022), NexPoint Real Estate Finance Inc. (since 2020), NexPoint Residential Trust Inc. (since 2020), VineBrook Homes Trust Inc. (since 2020), NexPoint Homes Trust (since 2022); Board Member, Strange Brewing SA (since 2018); Board of Directors, spark Labs (since 2022); Board of Directors, The Tifin Group LLC (since 2021).

36

Board of Trustees and Executive Officers (Unaudited) (concluded)
Officer’s Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During The Past Five Years
Catherine D. Wood, 1955	Trustee, Chief Executive Officer and Chief Investment Officer	Since June 30, 2014	Managing Member, Founder and Chief Executive Officer, ARK Investment Management LLC (since 2013).
Kellen Carter, 1982	Chief Legal Officer and Secretary	Since May 26, 2016

Chief Legal Officer (since 2026), Chief Compliance Officer (2016 – 2026), Associate General Counsel, ARK Investment Management LLC (since April 2016); Interim General Counsel, ARK Investment Management LLC (2016 – 2018); Corporate Counsel, ARK Investment Management LLC (since July 2018).

William C. Cox, 1966	Chief Financial Officer and Chief Accounting Officer	Since June 25, 2018	Principal Financial Officer, Investment Products, ARK Investment Management LLC (since June 2018); Fund Principal Financial Officer, Foreside Financial Group, LLC (2013 – 2018).
Kathleen Fontano, 1981	Chief Compliance Officer and Director of Compliance	Since August 1, 2026	Chief Compliance Officer (since August 2026); Director of Compliance, ARK Investment Management LLC (since November 2020).
Thomas G. Staudt, 1987	President	Since December 16, 2016	Chief Operating Officer, ARK Investment Management LLC (since April 2018); Interim Chief Operating Officer, ARK Investment Management LLC (2016 – 2018).

37

General Information (Unaudited)

Investment Adviser
ARK Investment Management LLC
200 Central Avenue
St. Petersburg, FL 33701

Administrator, Custodian, Transfer Agent, and Accounting Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Manhattan West
New York, NY 10001

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

ARK Invest | 200 Central Avenue, St. Petersburg, FL 33701 | 727.810.8160 | info@ark-invest.com | ark-funds.com

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	As of a date within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ARK ETF Trust

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood
Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date October 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood
Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date October 7, 2026

By (Signature and Title)*	/s/ William C. Cox
William C. Cox
Treasurer and Chief Financial Officer
(principal financial officer)

Date October 7, 2026

* Print the name and title of each signing officer under his or her signature.